As Filed with the Securities and Exchange Commission on April 27, 2001
                                         Registration Nos. 33-23351, 811-5626
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 31                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 127                                                       [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                             1475 Dunwoody Drive
                              West Chester, PA         19380-1478
(Address of Depositor's Principal Executive Offices)   (Zip Code)
Depositor's Telephone Number, including Area Code (610) 425-3400

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380-1478                1275 Pennsylvania Avenue, N.W.
(610) 425-3516                              Washington, D.C. 20004-2415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box:
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts
------------------------------------------------------------------------------

                                PART A

                        PROFILE AND PROSPECTUS

     DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                           GOLDENSELECT DVA
                  FIXED AND VARIABLE ANNUITY CONTRACT

ING VARIABLE ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                   PROFILE OF

                                GOLDENSELECT DVA

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT


                                   MAY 1, 2001


     ---------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before investing additional premium payments in the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ---------------------------------------------------------------------

--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred variable annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in one or more of 38 mutual fund investment portfolios through our Separate Account B listed on the next page. You may not make any money, and you can even lose the money you invest.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will generally determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

DVA PROFILE                                              PROSPECTUS BEGINS AFTER
                                                         PAGE  9 OF THIS PROFILE

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

--------------------------------------------------------------------------------------------------
                                ANNUITY OPTIONS
--------------------------------------------------------------------------------------------------
Option 1           Income for a             Payments are made for a specified number of years to
                   fixed period             you or your beneficiary.
--------------------------------------------------------------------------------------------------
Option 2           Income for               Payments are made for the rest of your life or longer
                   life with a              for a specified period such as 10 or 20 years or until
                   period certain           the total amount used to buy this option has been
                                            repaid. This option comes with an added guarantee that
                                            payments will continue to your beneficiary for the
                                            remainder of such period if you should die during the
                                            period.
--------------------------------------------------------------------------------------------------
Option 3           Joint life income        Payments are made for your life and the life of another
                                            person (usually your spouse).
--------------------------------------------------------------------------------------------------
Option 4           Annuity plan             Any other annuitization plan that we choose to offer on
                                            the annuity start date.
--------------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)

You purchased the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn age 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.


Who may purchase this Contract? The Contract is no longer being offered. It was available to be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS

You can direct your money into any one or more of the following 38 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds. Keep in mind that your investment in any of the investment portfolios, depending on market conditions, may cause you to make or lose money:

                                                                     DVA PROFILE

THE GCG TRUST
  Liquid Asset Series                     Real Estate Series                    Capital Growth Series
  Limited Maturity Bond Series            Value Equity Series                   Capital Appreciation Series
  Core Bond Series (formerly              Investors Series                      Small Cap Series
     Global Fixed Income Series)          International Equity Series*          Mid-Cap Growth Series
  Fully Managed Series                    Rising Dividends Series               Strategic Equity Series
  Total Return Series                     Managed Global Series                 Special Situations
  Asset Allocation Growth Series          Large Cap Value Series                Growth Series
  Equity Income Series                    Hard Assets Series                    Developing World Series
  All Cap Series                          Diversified Mid-Cap Series            Internet TollkeeperSM Series
  Growth and Income Series                Research Series

THE PIMCO VARIABLE INSURANCE TRUST                  PILGRIM VARIABLE INSURANCE TRUST
  PIMCO High Yield Bond Portfolio                    (FORMERLY ING VARIABLE INSURANCE TRUST)
  PIMCO StocksPLUS Growth                              Pilgrim Global Brand Names Fund
     and Income Portfolio                                (formerly ING Global Brand Names Fund)

PRUDENTIAL SERIES FUND                              PILGRIM VARIABLE PRODUCTS TRUST
  Prudential Jennison Portfolio                        Pilgrim VP MagnaCap Portfolio
  SP Jennison International Growth Portfolio           Pilgrim VP SmallCap Opportunities Portfolio
                                                       Pilgrim VP Growth Opportunities Portfolio
PROFUNDS
  ProFund VP Bull
  ProFund VP Small-Cap
  Profound VP Europe 30

* Not currently available.
Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.


5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $40. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the mortality and expense risk charge is 0.90%. The asset-based administrative charge is 0.10% annually.

     Mortality & Expense Risk Charge...................   0.90%
     Asset-Based Administrative Charge.................   0.10%
                                                          -----
          Total........................................   1.00%


Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.86% annually (see following table) of the portfolio's average daily net asset balance.


If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a distribution fee (annual sales load) in an annual amount of 1.00% of each premium at the end of each contract year for a period of 6 years from the date we receive and accept each premium payment.

We deduct a withdrawal charge for each regular withdrawal after the first in a contract year. The withdrawal charge is the lesser of $25 or 2% of each withdrawal.

                                                                     DVA PROFILE

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED           0     1     2     3     4     5     6+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                 6%    5%    4%    3%    2%    1%    0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.05% (based on an average contract value of $75,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2000, except for (i) portfolios that commenced operations during 2000 or 2001 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.


As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. The Examples above include the 1.00% distribution fee (annual sales load) and the Year 1 examples above include a 6% surrender charge. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.


----------------------------------------------------------------------------------------------------------------------
                                                                                                   EXAMPLES:
                                                   TOTAL ANNUAL                                    --------
                                 TOTAL ANNUAL       INVESTMENT             TOTAL          TOTAL CHARGES AT THE END OF:
                                   INSURANCE         PORTFOLIO            ANNUAL
INVESTMENT PORTFOLIO                CHARGES           CHARGES             CHARGES          1 YEAR           10 YEARS
----------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
----------------------------------------------------------------------------------------------------------------------
 Liquid Asset                        1.05%              0.55%              1.60%             $86              $243
----------------------------------------------------------------------------------------------------------------------
 Limited Maturity Bond               1.05%              0.55%              1.60%             $86              $243
----------------------------------------------------------------------------------------------------------------------
 Core Bond                           1.05%              1.01%              2.06%             $91              $290
----------------------------------------------------------------------------------------------------------------------
 Fully Managed                       1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------
 Total Return                        1.05%              0.89%              1.94%             $90              $278
----------------------------------------------------------------------------------------------------------------------
 Asset Allocation Growth             1.05%              1.01%              2.06%             $91              $290
----------------------------------------------------------------------------------------------------------------------
 Equity Income                       1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------
 All Cap                             1.05%              1.01%              2.06%             $91              $290
----------------------------------------------------------------------------------------------------------------------
 Growth and Income                   1.05%              1.11%              2.16%             $92              $300
----------------------------------------------------------------------------------------------------------------------
 Real Estate                         1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------
 Value Equity                        1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------
 Investors                           1.05%              1.01%              2.06%             $91              $290
----------------------------------------------------------------------------------------------------------------------
 International Equity                1.05%              1.26%              2.31%             $93              $315
----------------------------------------------------------------------------------------------------------------------
 Rising Dividends                    1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------
 Managed Global                      1.05%              1.26%              2.31%             $93              $315
----------------------------------------------------------------------------------------------------------------------
 Large Cap Value                     1.05%              1.01%              2.06%             $91              $290
----------------------------------------------------------------------------------------------------------------------
 Hard Assets                         1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------
 Diversified Mid-Cap                 1.05%              1.01%              2.06%             $91              $290
----------------------------------------------------------------------------------------------------------------------
 Research                            1.05%              0.89%              1.94%             $90              $278
----------------------------------------------------------------------------------------------------------------------
 Capital Growth                      1.05%              1.00%              2.05%             $91              $289
----------------------------------------------------------------------------------------------------------------------
 Capital Appreciation                1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------

                                                                     DVA PROFILE

                                       4

----------------------------------------------------------------------------------------------------------------------
                                                                                                   EXAMPLES:
                                                   TOTAL ANNUAL                                    --------
                                 TOTAL ANNUAL       INVESTMENT             TOTAL          TOTAL CHARGES AT THE END OF:
                                   INSURANCE         PORTFOLIO            ANNUAL
INVESTMENT PORTFOLIO                CHARGES           CHARGES             CHARGES          1 YEAR           10 YEARS
----------------------------------------------------------------------------------------------------------------------
THE GCG TRUST (continued)
----------------------------------------------------------------------------------------------------------------------
 Small Cap                           1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth                      1.05%              0.89%              1.94%             $90              $278
----------------------------------------------------------------------------------------------------------------------
 Strategic Equity                    1.05%              0.95%              2.00%             $90              $284
----------------------------------------------------------------------------------------------------------------------
 Special Situations                  1.05%              1.11%              2.16%             $92              $300
----------------------------------------------------------------------------------------------------------------------
 Growth                              1.05%              1.00%              2.05%             $91              $289
----------------------------------------------------------------------------------------------------------------------
 Developing World                    1.05%              1.76%              2.81%             $98              $362
----------------------------------------------------------------------------------------------------------------------
 Internet Tollkeeper                 1.05%              1.86%              2.91%             $99              $371

THE PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Bond               1.05%              0.75%              1.80%             $88              $264
----------------------------------------------------------------------------------------------------------------------
 PIMCO StocksPLUS
   Growth and Income                 1.05%              0.65%              1.70%             $87              $253
----------------------------------------------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
 Pilgrim Global
   Brand Names                       1.05%              1.23%              2.28%             $93              $312
----------------------------------------------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
 Prudential Jennison                 1.05%              1.04%              2.09%             $91              $293
----------------------------------------------------------------------------------------------------------------------
 SP Jennison
   International Growth              1.05%              1.64%              2.69%             $97              $351
----------------------------------------------------------------------------------------------------------------------

 PILGRIM VARIABLE PRODUCT TRUST
 Pilgrim VP MagnaCap                 1.05%              1.10%              2.15%             $92              $299
----------------------------------------------------------------------------------------------------------------------
 Pilgrim VP SmallCap
   Opportunities                     1.05%              1.10%              2.15%             $92              $299
----------------------------------------------------------------------------------------------------------------------
 Pilgrim VP Growth
   Opportunities                     1.05%              1.10%              2.15%             $92              $299

 PROFUNDS
----------------------------------------------------------------------------------------------------------------------
 ProFund VP Bull                     1.05%              1.80%              2.85%             $99              $366
----------------------------------------------------------------------------------------------------------------------
 ProFund VP Small-Cap                1.05%              1.80%              2.85%             $99              $366
----------------------------------------------------------------------------------------------------------------------
 ProFund VP Europe 30                1.05%              1.75%              2.80%             $98              $361
----------------------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.


6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal or begin receiving annuity payments.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

                                                                     DVA PROFILE

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 8. Withdrawals above the free withdrawal amount may be subject to a surrender charge. In addition, if you take more than one withdrawal (other than a systematic withdrawal) during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional withdrawal. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE

The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 2000. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for the distribution fee (annual sales load) and any withdrawal charges. If such charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                                                     DVA PROFILE

---------------------------------------------------------------------------------------------------------------------------
                                                                           CALENDAR YEAR
INVESTMENT PORTFOLIO                   2000     1999     1998    1997     1996     1995     1994     1993    1992     1991
---------------------------------------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
      Capital Appreciation(1)        -16.11%   23.35%   11.50%  27.62%   19.00%   28.82%   -2.62%   7.18%     --       --
      Strategic Equity(2)            -13.37%   54.63%   -0.22%  21.88%   18.14%     --       --       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
      Capital Growth(2)              -17.99%   24.25%   10.80%  23.85%     --       --       --       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
      Developing World(2)            -34.50%   60.00%     --       --      --       --       --       --      --       --
      Hard Assets(2)                  -5.73%   22.08%  -30.33%   5.05%   31.85%    9.54%    1.46%  48.38%  -10.76%    3.61%
---------------------------------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
      Managed Global(3)              -15.46%   61.62%   27.97%  11.00%   11.14%    6.20%  -13.61%   5.05%     --       --
      Small Cap(3)                   -19.11%   49.05%   19.72%   9.17%   18.86%     --       --       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
      Value Equity                     7.64%   -0.54%    0.49%  25.96%    9.46%   33.86%     --       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
      Limited Maturity Bond            6.61%    0.07%    5.75%   5.56%    3.22%   10.56%   -2.22%   5.09%    3.74%   10.11%
      Liquid Asset                     4.95%    3.64%    3.95%   3.99%    3.88%    4.42%    2.61%   1.56%    2.04%    4.55%
---------------------------------------------------------------------------------------------------------------------------
Managed by Janus Capital Corporation
      Growth(2)                      -22.81%   76.31%   25.51%  14.56%     --       --       --       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Managed by Kayne Anderson Rudnick Investment Management, LLC
      Rising Dividends                -3.13%   14.67%   12.95%  28.48%   19.39%   29.71%   -0.47%     --      --       --
---------------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
      Mid-Cap Growth                   7.05%   77.22%   21.54%  18.42%   19.41%   28.11%     --       --      --       --
      Research                        -5.54%   22.94%   21.77%  87.87%   22.05%   35.16%     --       --      --       --
      Total Return                    15.29%    2.30%   10.43%  19.61%   12.49%   23.24%     --       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Managed by Pacific Management Investment Company
      Core Bond(4)                    -0.10%   -9.58%   10.69%  -0.39%    3.90%    4.77%     --       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
      Real Estate(5)                  29.64%   -4.82%  -14.36%  21.51%   33.89%   15.38%    5.23%  16.05%   12.68%   32.68%
---------------------------------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
      Equity Income(2)                11.76%   -1.76%    7.13%  16.21%    7.63%   17.70%   -2.21%   9.97%    0.81%   18.78%
      Fully Managed                   20.71%    5.81%    4.79%  14.15%   15.15%   19.46%   -8.24%   6.46%    5.12%   27.59%
---------------------------------------------------------------------------------------------------------------------------
Managed by Pacific Investment Management Company
      PIMCO High Yield Bond           -1.90%    1.94%     --       --      --       --       --       --      --       --
      PIMCO StocksPLUS Growth
        and Income                   -10.44%   18.60%     --       --      --       --       --       --      --       --
---------------------------------------------------------------------------------------------------------------------------

------------------------
(1)  Prior to April 1, 1999, a different firm managed the Portfolio.
(2)  Prior to March 1, 1999, a different firm managed the Portfolio.
(3)  Prior to February 1, 2000, a different firm managed the Portfolio.
(4) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.
(5)  Prior to May 1, 2000, a different firm managed the Portfolio.


9.   DEATH BENEFIT
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless the beneficiary is your surviving spouse and elects to continue the Contract.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

     1)   the contract value; and

     2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which

                                                                     DVA PROFILE
          would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset investment portfolio will be the lesser of the 7% annual effective rate or the net rate of return for the portfolio during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

     1)   the cash surrender value; and

     2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of:
(1) the contract value; and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of: (1) the cash surrender value; and (2) the total premium payments made under the Contract after subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

10.  OTHER INFORMATION
     FREE LOOK. You may cancel the Contract within 10 days after you receive it. If applicable state law requires a longer free look period, or the return of the premium paid, the Company will comply. If you exercise your right to cancel, we will return the greater of (a) the premium payments made and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. You can make transfers among your investment portfolios as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $10,000 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                                                     DVA PROFILE

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

                                                                     DVA PROFILE

                       This page intentionally left blank.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                   MAY 1, 2001


           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                                GOLDENSELECT DVA
--------------------------------------------------------------------------------

This prospectus describes GoldenSelect DVA, a group and individual deferred variable annuity contract (the "Contract") offered formerly by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").


The Contract provides a means for you to invest your premium payments in one or more of 38 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" in this prospectus. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.


You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.


This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST OR THE PROFUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST AND THE PROFUNDS.



--------------------------------------------------------------------------------

A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M CAPITAL MANAGEMENT, INC.
     Capital Appreciation Series
     Strategic Equity Series

ALLIANCE CAPITAL MANAGEMENT L. P.
     Capital Growth Series

BARING INTERNATIONAL INVESTMENT LIMITED
  (AN AFFILIATE)
     Developing World Series
     Hard Assets Series

CAPITAL GUARDIAN TRUST COMPANY
     Large Cap Value Series
     Managed Global Series
     Small Cap Series

EAGLE ASSET MANAGEMENT, INC
     Value Equity Series

FIDELITY MANAGEMENT & RESEARCH COMPANY
     Asset Allocation Growth Series
     Diversified Mid-Cap Series

GOLDMAN SACHS ASSET MANAGEMENT
     Internet TollkeeperSM Series

ING INVESTMENT MANAGEMENT, LLC
  (AN AFFILIATE)
     Limited Maturity Bond Series
     Liquid Asset Series

ING PILGRIM INVESTMENTS, LLC (AN AFFILIATE)
     International Equity Series*

JANUS CAPITAL CORPORATION
     Growth Series
     Growth and Income Series
     Special Situations Series

KAYNE ANDERSON RUDNICK INVESTMENT
  MANAGEMENT, LLC
     Rising Dividends Series

MASSACHUSETTS FINANCIAL SERVICES COMPANY
     Mid-Cap Growth Series
     Research Series
     Total Return Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
     Core Bond Series (formerly Global Fixed
       Income Series)

PRUDENTIAL INVESTMENT CORPORATION
     Real Estate Series

SALOMON BROTHERS ASSET MANAGEMENT, INC
     All Cap Series
     Investors Series

T. ROWE PRICE ASSOCIATES, INC.
     Equity Income Series
     Fully Managed Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

ING INVESTMENT MANAGEMENT ADVISORS B.V.
  (AN AFFILIATE)
     Pilgrim Global Brand Names Fund (formerly
        ING Global Band Names Fund)

JENNISON ASSOCIATES LLC
     Prudential Jennison Portfolio
     SP Jennison International Growth Portfolio

ING PILGRIM INVESTMENTS, LLC (AN AFFILIATE)
     Pilgrim VP Growth Opportunities Portfolio
     Pilgrim VP MagnaCap Portfolio
     Pilgrim VP SmallCap Opportunities Portfolio

PROFUND ADVISORS LLC
     ProFund VP Bull
     ProFund VP Europe 30
     ProFund VP Small-Cap

* Not currently available.
Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts."

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms....................................................     1
Fees and Expenses.........................................................     2
Performance Information...................................................     8
      Accumulation Unit...................................................     8
      Net Investment Factor...............................................     8
      Condensed Financial Information.....................................     8
      Financial Statements................................................     8
      Performance Information.............................................     8
Golden American Life Insurance Company....................................     9
The Trusts................................................................    10
Golden American Separate Account B........................................    11
The Investment Portfolios.................................................    11
      Investment Objectives...............................................    11
      Investment Portfolio Management Fees................................    16
The Annuity Contract......................................................    17
      Contract Date and Contract Year ....................................    18
      Annuity Start Date..................................................    18
      Contract Owner......................................................    18
      Annuitant...........................................................    18
      Beneficiary.........................................................    18
      Purchase and Availability of the Contract...........................    19
      Crediting of Premium Payments.......................................    19
      Administrative Procedures...........................................    20
      Contract Value......................................................    20
      Cash Surrender Value................................................    20
      Surrendering to Receive the Cash Surrender Value....................    20
      The Subaccounts.....................................................    21
      Addition, Deletion or Substitution of Subaccounts and Other Changes.    21
      Other Contracts.....................................................    21
      Other Important Provisions..........................................    21
Withdrawals...............................................................    21
      Regular Withdrawals.................................................    22
      Systematic Withdrawals..............................................    22
      IRA Withdrawals.....................................................    22
Transfers Among Your Investments..........................................    23

      Transfers by Third Parties..........................................    24

      Dollar Cost Averaging...............................................    24
Death Benefit.............................................................    24
      Death Benefit During the Accumulation Phase.........................    24
      How to Claim Payments to Beneficiary................................    25
      When We Make Payments...............................................    25
      Death Benefit During the Income Phase...............................    25
      Required Distributions upon Contract Owner's Death..................    25
Charges and Fees..........................................................    26
      Charge Deduction Subaccount.........................................    26
      Charges Deducted from the Contract Value............................    26
          Distribution Fee................................................    26
          Surrender Charge................................................    27
          Free Withdrawal Amount..........................................    27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE

          Surrender Charge for Excess Withdrawals.........................    27
          Premium Taxes...................................................    27
          Administrative Charge...........................................    28
          Transfer Charge.................................................    28
          Regular Withdrawal Charge.......................................    28
      Charges Deducted from the Subaccounts...............................    28
          Mortality and Expense Risk Charge...............................    28
          Asset-Based Administrative Charge...............................    28
      Trust Expenses......................................................    28
The Annuity Options.......................................................    28
      Annuitization of Your Contract......................................    28
      Selecting the Annuity Start Date....................................    29
      Frequency of Annuity Payments.......................................    29
      The Annuity Options.................................................    29
          Income for a Fixed Period.......................................    29
          Income for Life with a Period Certain...........................    30
          Joint Life Income...............................................    30
          Annuity Plan....................................................    30
      Payment When Named Person Dies......................................    30
Other Contract Provisions.................................................    30
      Reports to Contract Owners..........................................    30
      Suspension of Payments..............................................    30
      In Case of Errors in Your Application...............................    31
      Assigning the Contract as Collateral................................    31
      Contract Changes-Applicable Tax Law.................................    31
      Other Contract Changes..............................................    31
      Free Look...........................................................    31
      Group or Sponsored Arrangements.....................................    31
      Selling the Contract................................................    31
Other Information.........................................................    32
      Voting Rights.......................................................    32
      State Regulation....................................................    32
      Legal Proceedings...................................................    33
      Legal Matters.......................................................    33
      Experts.............................................................    33
Federal Tax Considerations................................................    33
Statement of Additional Information
      Table of Contents...................................................    38
Appendix A
      Condensed Financial Information.....................................    A1
Appendix B
      Surrender Charge for Excess Withdrawals Example.....................    B1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                               PAGE
Accumulation Unit                             8
Annuitant                                    18
Annuity Start Date                           18
Cash Surrender Value                         20
Contract Date                                18
Contract Owner                               18
Contract Value                               20
Contract Year                                18
Free Withdrawal Amount                       27
Net Investment Factor                         8
Death Benefit                                24

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERMS USED IN THIS PROSPECTUS           CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Free Look Period                        Right to Examine Period
Guaranteed Interest Period              Guarantee Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSE (deducted from contract value)
     Distribution Fee (annual sales load) as a percentage of the initial and each additional premium, deducted at the end of each contract year following receipt of each premium over a six year period from the date we receive and
accept each premium payment..........................................     1.00%*

     * Contracts with a contract date prior to May 3, 1993 and the prospectus delivered in connection with such contracts described the sales load, which is equivalent to the combination of the distribution fee described above and surrender charge described below. Limited Edition contracts and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

CONTRACT OWNER TRANSACTION EXPENSES

     Surrender Charge:

     COMPLETE YEARS ELAPSED           0     1     2     3     4     5     6+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                 6%    5%    4%    3%    2%    1%    0%

     Transfer Charge.................................................     None**
     ** We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge...........................................     $ 40
     (We waive this charge if premium payments paid in the first contract year are $100,000 or more.)

WITHDRAWAL CHARGE (2% of the withdrawal for each additional regular withdrawal
     after the first in a contract year) not to exceed...............     $25

SEPARATE ACCOUNT ANNUAL CHARGES***

      Mortality and Expense Risk Charge..............................     0.90%
      Asset-Based Administrative Charge..............................     0.10%
                                                                          -----
      Total Separate Account Charges.................................     1.00%
      ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):


--------------------------------------------------------------------------------
                                   MANAGEMENT          OTHER            TOTAL
 PORTFOLIO                           FEE(1)         EXPENSES(2)      EXPENSES(3)
--------------------------------------------------------------------------------
Liquid Asset                          0.54%            0.01%            0.55%
--------------------------------------------------------------------------------
Limited Maturity Bond                 0.54%            0.01%            0.55%
--------------------------------------------------------------------------------
Core Bond                             1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Fully Managed                         0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Total Return                          0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Asset Allocation Growth               1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Equity Income                         0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
All Cap                               1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Growth and Income                     1.10%            0.01%            1.11%
--------------------------------------------------------------------------------
Real Estate                           0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Value Equity                          0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Investors                             1.00%            0.01%            1.01%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GCG TRUST ANNUAL EXPENSES (continued):

--------------------------------------------------------------------------------
                                   MANAGEMENT          OTHER            TOTAL
 PORTFOLIO                           FEE(1)         EXPENSES(2)      EXPENSES(3)
--------------------------------------------------------------------------------
International Equity                  1.25%            0.01%            1.26%
--------------------------------------------------------------------------------
Rising Dividends                      0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Managed Global                        1.25%            0.01%            1.26%
--------------------------------------------------------------------------------
Large Cap Value                       1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Hard Assets                           0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Diversified Mid-Cap                   1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Research                              0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Capital Growth                        0.99%            0.01%            1.00%
--------------------------------------------------------------------------------
Capital Appreciation                  0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Small Cap                             0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Mid-Cap Growth                        0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Strategic Equity                      0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Special Situations                    1.10%            0.01%            1.11%
--------------------------------------------------------------------------------
Growth                                0.99%            0.01%            1.00%
--------------------------------------------------------------------------------
Developing World                      1.75%            0.01%            1.76%
--------------------------------------------------------------------------------
Internet Tollkeeper                   1.85%            0.01%            1.86%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and 2001, and (ii) newly formed portfolios where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.


THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------------------------------------------
                                                                              OTHER EXPENSES         TOTAL EXPENSES
                                 MANAGEMENT       SERVICE       OTHER          AFTER EXPENSE         AFTER EXPENSE
PORTFOLIO                            FEE            FEE      EXPENSES(1)     REIMBURSEMENT(2)       REIMBURSEMENT(2)
--------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Bond               0.25%          0.15%        0.35%              0.35%                  0.75%

PIMCO StocksPLUS Growth and
   Income                           0.40%          0.15%        0.11%              0.10%                  0.65%
--------------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Bond Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.

     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75% and 0.66% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PILGRIM VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------------------------
                                   INVESTMENT                                 TOTAL                      TOTAL NET
                                   MANAGEMENT      12B-1        OTHER       PORTFOLIO     WAIVER BY      PORTFOLIO
PORTFOLIO                             FEE           FEE       EXPENSES      EXPENSES      ADVISER(2)      EXPENSES
------------------------------------------------------------------------------------------------------------------
Pilgrim Global Brand Names           1.00%         0.25%       1.72%         2.97%          1.74%          1.23%
------------------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for the Portfolio.

     (2) ING Mutual Funds Management Co. LLC, the Portfolio's Investment Manager, has entered into a written expense limitation agreement with the Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Mutual Funds Management Co. LLC within three years. The amount of the Portfolio's expenses waived or reimbursed during the last fiscal year by ING Mutual Funds Management Co. LLC is shown under the heading "Waiver by Adviser." The expense limits will continue through at least December 31, 2001.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

---------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT                                   OTHER                TOTAL
PORTFOLIO                                FEE             12B-1 FEE(1)          EXPENSES(2)          EXPENSES(2)
---------------------------------------------------------------------------------------------------------------
Prudential Jennison                     0.60%                0.25%                0.19%                1.04%

SP Jennison International
  Growth                                0.85%                0.25%                0.54%                1.64%
---------------------------------------------------------------------------------------------------------------

     (1) The 12b-1 fees for the Prudential Jennison Portfolio and the SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

     (2) Since the SP Jennison International Growth Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

PILGRIM VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------------------------
                               INVESTMENT                                   TOTAL                        TOTAL NET
                               MANAGEMENT      SERVICE        OTHER       PORTFOLIO     WAIVER BY        PORTFOLIO
PORTFOLIO                         FEE            FEES      EXPENSES(2)     EXPENSES     ADVISER(3)       EXPENSES
------------------------------------------------------------------------------------------------------------------
Pilgrim VP MagnaCap              0.75%          0.25%         7.15%         8.15%         7.05%            1.10%
------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
  Opportunities                  0.75%          0.25%         0.23%         1.23%         0.13%            1.10%
------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth
  Opportunities                  0.75%          0.25%         1.44%         2.44%         1.34%            1.10%
------------------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class R shares for the Trust's most recently completed fiscal year and fee waivers to which ING Pilgrim Investments, LLC, the Portfolios' Adviser, has agreed for each Portfolio.

     (2) Because Class S shares are new for each Portfolio, the Other Expenses for each Portfolio are based on Class R expenses of the Portfolio.

     (3) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each such Portfolio is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

---------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT                                   OTHER                TOTAL
PORTFOLIO                                FEE               12B-1 FEE           EXPENSES(2)          EXPENSES(2)
---------------------------------------------------------------------------------------------------------------
ProFund VP Bull                         0.75%                0.25%                0.80%                1.80%
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                    0.75%                0.25%                0.80%                1.80%
---------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30(1)                 0.75%                0.25%                0.75%                1.75%
---------------------------------------------------------------------------------------------------------------

     (1) Management fees and expenses for the ProFund VP Europe 30 are for the 12-month period ending December 12, 2000.

     (2) Other expenses for the ProFund VP Bull and ProFund VP Small-Cap are estimates as these ProFund Portfolios had not commenced operations as of December 31, 2000.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Variable Insurance Trust, Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
The following two examples are designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. The examples reflect the deduction of a distribution fee (for the first 6 years only), a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on a average contract value of $75,000). Note that surrender charges apply if you choose to annuitize your Contract within the first 3 contract years or if you surrender your contract within the first 6 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Example 1 below which assume applicable surrender charges.

Example 1:
If you surrender or, for 1 year or 3 years, annuitize your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                           $86         $120        $155        $243
--------------------------------------------------------------------------------
Limited Maturity Bond                  $86         $120        $155        $243
--------------------------------------------------------------------------------
Core Bond                              $91         $134        $179        $290
--------------------------------------------------------------------------------
Fully Managed                          $90         $132        $176        $284
--------------------------------------------------------------------------------
Total Return                           $90         $130        $173        $278
--------------------------------------------------------------------------------
Asset Allocation Growth                $91         $134        $179        $290
--------------------------------------------------------------------------------
Equity Income                          $90         $132        $176        $284
--------------------------------------------------------------------------------
All Cap                                $91         $134        $179        $290
--------------------------------------------------------------------------------
Growth and Income                      $92         $137        $184        $300
--------------------------------------------------------------------------------
Real Estate                            $90         $132        $176        $284
--------------------------------------------------------------------------------
Value Equity                           $90         $132        $176        $284
--------------------------------------------------------------------------------
Investors                              $91         $134        $179        $290
--------------------------------------------------------------------------------
International Equity                   $93         $141        $191        $315
--------------------------------------------------------------------------------
Rising Dividends                       $90         $132        $176        $284
--------------------------------------------------------------------------------
Managed Global                         $93         $141        $191        $315
--------------------------------------------------------------------------------
Large Cap Value                        $91         $134        $179        $290
--------------------------------------------------------------------------------
Hard Assets                            $90         $132        $176        $284
--------------------------------------------------------------------------------
Diversified Mid-Cap                    $91         $134        $179        $290
--------------------------------------------------------------------------------
Research                               $90         $130        $173        $278
--------------------------------------------------------------------------------
Capital Growth                         $91         $134        $178        $289
--------------------------------------------------------------------------------
Capital Appreciation                   $90         $132        $176        $284
--------------------------------------------------------------------------------
Small Cap                              $90         $132        $176        $284
--------------------------------------------------------------------------------
Mid-Cap Growth                         $90         $130        $173        $278
--------------------------------------------------------------------------------
Strategic Equity                       $90         $132        $176        $284
--------------------------------------------------------------------------------
Special Situations                     $92         $137        $184        $300
--------------------------------------------------------------------------------
Growth                                 $91         $134        $178        $289
--------------------------------------------------------------------------------
Developing World                       $98         $156        $215        $362
--------------------------------------------------------------------------------
Internet Tollkeeper                    $99         $159        $220        $371

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                  $88         $126        $166        $264
--------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                    $87         $123        $161        $253
--------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names             $93         $141        $190        $312
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                    $91         $135        $180        $293
--------------------------------------------------------------------------------
SP Jennison International
  Growth                               $97         $153        $210        $351
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                    $92         $137        $183        $299
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities      $92         $137        $183        $299
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities        $92         $137        $183        $299

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                        $99         $157        $217        $366
--------------------------------------------------------------------------------
ProFund VP Small-Cap                   $99         $157        $217        $366
--------------------------------------------------------------------------------
ProFund VP Europe 30                   $98         $156        $215        $361
--------------------------------------------------------------------------------

Example 2:
If you do not surrender your Contract or if you annuitize on the annuity start date (after 3 contract years), you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                           $26         $ 80        $135        $243
--------------------------------------------------------------------------------
Limited Maturity Bond                  $26         $ 80        $135        $243
--------------------------------------------------------------------------------
Core Bond                              $31         $ 94        $159        $290
--------------------------------------------------------------------------------
Fully Managed                          $30         $ 92        $156        $284
--------------------------------------------------------------------------------
Total Return                           $30         $ 90        $153        $278
--------------------------------------------------------------------------------
Asset Allocation Growth                $31         $ 94        $159        $290
--------------------------------------------------------------------------------
Equity Income                          $30         $ 92        $156        $284
--------------------------------------------------------------------------------
All Cap                                $31         $ 94        $159        $290
--------------------------------------------------------------------------------
Growth and Income                      $32         $ 97        $164        $300
--------------------------------------------------------------------------------
Real Estate                            $30         $ 92        $156        $284
--------------------------------------------------------------------------------
Value Equity                           $30         $ 92        $156        $284
--------------------------------------------------------------------------------
Investors                              $31         $ 94        $159        $290
--------------------------------------------------------------------------------
International Equity                   $33         $101        $171        $315
--------------------------------------------------------------------------------
Rising Dividends                       $30         $ 92        $156        $284
--------------------------------------------------------------------------------
Managed Global                         $33         $101        $171        $315
--------------------------------------------------------------------------------
Large Cap Value                        $31         $ 94        $159        $290
--------------------------------------------------------------------------------
Hard Assets                            $30         $ 92        $156        $284
--------------------------------------------------------------------------------
Diversified Mid-Cap                    $31         $ 94        $159        $290
--------------------------------------------------------------------------------
Research                               $30         $ 90        $153        $278
--------------------------------------------------------------------------------
Capital Growth                         $31         $ 94        $158        $289
--------------------------------------------------------------------------------
Capital Appreciation                   $30         $ 92        $156        $284
--------------------------------------------------------------------------------
Small Cap                              $30         $ 92        $156        $284
--------------------------------------------------------------------------------
Mid-Cap Growth                         $30         $ 90        $153        $278
--------------------------------------------------------------------------------
Strategic Equity                       $30         $ 92        $156        $284
--------------------------------------------------------------------------------
Special Situations                     $32         $ 97        $164        $300
--------------------------------------------------------------------------------
Growth                                 $31         $ 94        $158        $289
--------------------------------------------------------------------------------
Developing World                       $38         $116        $195        $362
--------------------------------------------------------------------------------
Internet Tollkeeper                    $39         $119        $200        $371
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                  $28         $ 86        $146        $264
--------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                    $27         $ 83        $141        $253
--------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names             $33         $101        $170        $312
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                    $31         $ 95        $160        $293
--------------------------------------------------------------------------------
SP Jennison International
  Growth                               $37         $113        $190        $351
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                    $32         $ 97        $163        $299
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities      $32         $ 97        $163        $299
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities        $32         $ 97        $163        $299

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                        $39         $117        $197        $366
--------------------------------------------------------------------------------
ProFund VP Small-Cap                   $39         $117        $197        $366
--------------------------------------------------------------------------------
ProFund VP Europe 30                   $38         $116        $195        $361
--------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account B for the year ended December 31, 2000 and the audited consolidated financial statements of Golden American for the years ended December 31, 2000, 1999 and 1998 are included in the Statement of Additional Information.


PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in the Statement of Additional Information.


Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC, a portfolio manager of the GCG Trust and the investment manager of the Pilgrim Variable Insurance Trust and the Pilgrim Variable Products Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust, and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.


Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------


The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pilgrim Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of Pilgrim Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The Pilgrim Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of Pilgrim Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Pilgrim Variable Products Trust, ProFunds, the Board of Directors of the Prudential Series Fund, and the management of Directed Services, Inc., Pacific Investment Management Company, The Prudential Insurance Company of America, ING Pilgrim Investments, LLC, ProFunds Advisors LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST, AND PROFUNDS IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance

Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust or the ProFunds. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the 38 investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST, AND PROFUNDS. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset            Seeks high level of current income consistent with the
                        preservation of capital and liquidity.

                        Invests primarily in obligations of the U.S. Government
                        and its agencies and instrumentalities, bank
                        obligations, commercial paper and short-term corporate
                        debt securities. All securities will mature in less than
                        one year.
                        --------------------------------------------------------
Limited Maturity Bond   Seeks highest current income consistent with low risk to
                        principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                        Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than seven years.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Core Bond               Seeks maximum  total return,  consistent  with
  (formerly Global      preservation  of capital and prudent investment
  Fixed Income)         management.

                        Invests primarily in a diversified portfolio of fixed
                        income instruments of varying maturities. The average
                        portfolio duration of the Portfolio normally varies
                        within a three-to six-year time frame.
                        --------------------------------------------------------
Fully Managed           Seeks, over the long term, a high total investment
                        return consistent with the preservation of capital and with prudent investment risk.

                        Invests primarily in the common stocks of established
                        companies believed by the portfolio manager to have
                        above-average potential for capital growth.
                        --------------------------------------------------------
Total Return            Seeks above-average income (compared to a portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a secondary goal.

                        Invests primarily in a combination of equity and fixed income securities.
                        --------------------------------------------------------
Asset Allocation Growth Seeks to maximize total return over the long- term by allocating assets among stocks, bonds, short-term instruments and other investments.

                        Allocates investments primarily in a neutral mix over
                        time of 70% of its assets in stocks, 25% of its assets
                        in bonds, and 5% of its assets in short-term and money
                        market investments.
                        --------------------------------------------------------
Equity Income           Seeks substantial dividend income as well as long-term
                        growth of capital.

                        Invests primarily in common stocks of well-established companies paying above-average dividends.
                        --------------------------------------------------------
All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation potential.

                        Invests primarily in equity securities of U.S. companies
                        of any size.
                        --------------------------------------------------------
Growth and Income       Seeks long-term capital growth and current income.

                        Normally invests up to 75% of its assets in equity
                        securities selected primarily for their growth potential
                        and at least 25% of its assets in securities the
                        portfolio manager believes have income potential.
                        --------------------------------------------------------
Real Estate             Seeks capital appreciation. Current income is a
                        secondary objective.

                        Invests primarily in publicly traded real estate equity
                        securities.
                        --------------------------------------------------------
Value Equity            Seeks capital appreciation. Dividend income is a
                        secondary objective.

                        Invests primarily in common stocks of domestic and foreign issuers which meet quantitative standards relating to financial soundness and high intrinsic value relative to price.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Investors               Seeks long-term growth of capital. Current income is a
                        secondary objective.

                        Invests primarily in equity securities of U.S. companies
                        and to a lesser degree, debt securities.
                        --------------------------------------------------------
International Equity    Seeks long-term growth of capital.

                        Invests at least 65% of its net assets in equity
                        securities of issuers located in countries outside of
                        the United States. The Portfolio generally invests at
                        least 75% of its total assets in common and preferred
                        stocks, warrants and convertible securities.
                        --------------------------------------------------------
Rising Dividends        Seeks capital appreciation.  A secondary objective is
                        dividend income.

                        Invests in equity securities that meet the following
                        quality criteria: regular dividend increases; 35% of
                        earnings reinvested annually; and a credit rating
                        of "A" to "AAA."
                        --------------------------------------------------------
Managed Global          Seeks capital appreciation. Current income is only an
                        incidental consideration.

                        Invests primarily in common stocks traded in securities
                        markets throughout the world.
                        --------------------------------------------------------
Large Cap Value         Seeks long-term growth of capital and income.

                        Invests primarily in equity and equity-related
                        securities of companies with market capitalization
                        greater than $1 billion.
                        --------------------------------------------------------
Hard Assets             Seeks long-term capital appreciation.

                        Invests primarily in hard asset securities. Hard asset
                        companies produce a commodity which the portfolio
                        manager is able to price on a daily or weekly basis.
                        --------------------------------------------------------
Diversified Mid-Cap     Seeks long-term capital growth.

                        Normally invests at least 65% of its total assets in
                        common stocks of companies with medium market
                        capitalizations.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests primarily in common stocks or securities
                        convertible into common stocks of companies believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Capital Growth          Seeks long-term total return.

                        Invests primarily in common stocks of companies where
                        the potential for change (earnings acceleration) is
                        significant.
                        --------------------------------------------------------
Capital Appreciation    Seeks long-term capital growth.

                        Invests primarily in equity securities believed by the portfolio manager to be undervalued.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Small Cap               Seeks long-term capital appreciation.

                        Invests primarily in equity securities of companies that
                        have a total market capitalization within the range of
                        companies in the Russell 2000 Growth Index or the
                        Standard & Poor's Small-Cap 600 Index.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
Strategic Equity        Seeks capital appreciation.

                        Invests primarily in common stocks of medium- and
                        small-sized companies.
                        --------------------------------------------------------
Special Situations      Seeks capital appreciation.

                        Invests primarily in common stocks selected for their
                        capital appreciation potential. The Portfolio emphasizes
                        "special situation" companies that the portfolio manager
                        believes have been overlooked or undervalued by other
                        investors.
                        --------------------------------------------------------
Growth                  Seeks capital appreciation.

                        Invests primarily in common stocks of growth companies
                        that have favorable relationships between price/earnings
                        ratios and growth rates in sectors offering the
                        potential for above-average returns.
                        --------------------------------------------------------
Developing World        Seeks capital appreciation.

                        Invests primarily in equity securities of companies in
                        developing or emerging countries.
                        --------------------------------------------------------
Internet Tollkeeper     Seeks long-term growth of capital.

                        Invests primarily in equity securities of "Internet Tollkeeper" companies, which are companies in sectors which provide access, infrastructure, content and services to Internet companies and customers, and which have developed, or are seeking to develop predictable, sustainable or recurring revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices in connection with the growth of the Internet.
                        --------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High Yield Bond   Seeks to maximize total return, consistent with
                        preservation of capital and prudent investment management.

                        Invests at least 65% of its assets in a diversified
                        portfolio of junk bonds rated at least B by Moody's
                        Investor Services, Inc. or Standard & Poor's or, if
                        unrated, determined by the portfolio manager to be of
                        comparable quality.
                        --------------------------------------------------------
PIMCO StocksPLUS        Seeks to achieve a total return which exceeds the total
   Growth and Income    return performance of the S&P 500.

                        Invests primarily in common stocks, options, futures, options on futures and swaps.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
PILGRIM VARIABLE INSURANCE TRUST (formerly ING Variable Insurance Trust)

Pilgrim Global Brand    Seeks to provide investors with long-term capital
   Names Fund           appreciation.
   (formerly Global
   Brand NamesING       Invests at least 65% of its total assets in equity
   Fund)                securities of companies that have a well recognized
                        franchise, a global presence and derive most of their
                        revenues from sales of consumer goods.
                        --------------------------------------------------------
THE PRUDENTIAL SERIES FUND

Prudential Jennison     Seeks long-term growth of capital.

                        Invests primarily in companies that have shown growth in
                        earnings and sales, high return on equity and assets or
                        other strong financial data and are also attractively
                        valued in the opinion of the manager. Dividend income
                        from investments will be incidental.
                        --------------------------------------------------------
SP Jennison             Seeks long-term growth of capital.
   International Growth
                        Invests primarily in equity-related securities of
                        issuers located in at least five different foreign
                        countries.
                        --------------------------------------------------------
PILGRIM VARIABLE PRODUCTS TRUST

Pilgrim VP MagnaCap     Seeks growth of capital, with dividend income as a
                        secondary consideration.

                        Invests primarily in equity securities of companies
                        meeting investment policy criteria of consistent and
                        substantially increasing dividends, reinvested earnings,
                        strong balance sheet and attractive price. Invests
                        primarily in companies included in the largest 500 U.S.
                        companies.
                        --------------------------------------------------------
Pilgrim VP SmallCap     Seeks long-term capital appreciation.
   Opportunities
                        Invests primarily in the common stock of smaller,
                        lesser-known U.S. companies that the portfolio manager
                        believes have above average prospects for growth.
                        --------------------------------------------------------
Pilgrim VP Growth       Seeks long-term growth of capital.
   Opportunities
                        Invests primarily in U.S. companies that the portfolio
                        manager believes have above average prospects for
                        growth.
                        --------------------------------------------------------
PROFUNDS

ProFund VP Bull         Seeks daily investment results that correspond to the
                        performance of the Standard & Poor's 500 Stock Index.

                        Invests in securities and other financial instruments,
                        such as futures and options on futures in pursuit of the
                        portfolio's objective regardless of market conditions,
                        trends or direction and seeks to provide correlation
                        with the benchmark on a daily basis.
                        --------------------------------------------------------
ProFund VP Small-Cap    Seeks daily investment results that correspond to the
                        performance of the Russell 2000 Index.

                        Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ProFund VP Europe 30    Seeks daily investment results that correspond to the
                        performance of the ProFunds Europe 30 Index.

                        Invests in securities and other financial instruments, such as futures and options on futures and American Depository Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the overall manager of Pilgrim Variable Insurance Trust. ING MFMC supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING Pilgrim does not bear any portfolio expenses.

The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

ING Pilgrim serves as the overall manager of Pilgrim Variable Products Trust. ING Pilgrim supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of some portfolios, ING Pilgrim does not bear any portfolio expenses.

ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.


We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


The Contract described in this prospectus is a deferred variable annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and ProFunds through Separate Account B.


CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you or the annuitant dies. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner or the annuitant dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.


A change of owner may have tax consequences.


PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.


The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age
85. Under certain circumstances, we may waive the minimum premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.


We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccount(s) specified by you within 2 business days.


We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers (and any related charges) to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, any distribution fee (annual sales load), and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the 38 subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, or the ProFunds.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.


We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------


Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.


You need to submit to us a written request specifying the subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000. If you take more than one regular withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of each additional amount withdrawn.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on a monthly or quarterly basis from the contract value in the subaccounts in which you are invested. You may elect payments to start as early as 28 days after the contract date. You choose the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not choose a date, we will make the withdrawals on the same calendar day of each month as the contract date. Each withdrawal payment must be at least $100.

The amount of your withdrawal can either be a (i) fixed dollar amount, or (ii) an amount based on a percentage of your contract value from the subaccounts in which you are invested. Both options are subject to the following maximums:

                    FREQUENCY             MAXIMUM PERCENTAGE
                    Monthly                       1.25%
                    Quarterly                     3.75%

If you select a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on the withdrawal date, we will reduce the amount withdrawn so that it equals such percentage. If you select a percentage and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we will increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the $100. If it is above the maximum percentage we will send the amount, and then cancel the option.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option commence in a contract year where a regular withdrawal has been taken, but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract, and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.


You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.


You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------


You may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.


Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount.


To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.


DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $10,000 of contract value in the Limited Maturity Bond subaccount or the Liquid Asset subaccount. These subaccounts serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $250. If your source account is the Limited Maturity Bond subaccount or the Liquid Asset subaccount, the maximum amount that can be transferred each month is your contract value in such source account divided by 12.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless your beneficiary is the surviving spouse and elects to continue the Contract. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

     1)   the contract value; and

     2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset subaccount will be the lesser of the 7% annual effective rate or the net rate of return for the subaccount during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

     1)   the cash surrender value; and

     2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of:
(1) the contract value: and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of: (1) the cash surrender value; and (2) the total premium payments made under the contract subtracting any withdrawals.


The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death proceeds within seven days after our Customer Service Center has received sufficient information to make the payment.


HOW TO CLAIM PAYMENTS TO BENEFICIARY
We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

DEATH BENEFIT DURING THE INCOME PHASE
If the contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.


--------------------------------------------------------------------------------
                                CHARGES AND FEES
--------------------------------------------------------------------------------


We deduct the Contract charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.


CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     DISTRIBUTION FEE. We deduct a sales load in an annual amount of 1.00% of each premium at the end of each contract year for a period of 6 years from the date we receive and accept each premium payment.

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations, and will never charge more than the maximum surrender charges as designated in this prospectus. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED           0     1     2     3     4     5     6+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                 6%    5%    4%    3%    2%    1%    0%

We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. The waiver of surrender charge may not be available in all states.

Contracts with a contract date prior to May 3, 1993 and the prospectus delivered in connection with such contracts, described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above. Limited Edition contracts and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts, we will deduct charges proportionately from all other subaccounts in which you are invested.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.
We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if the total of your premium payments was $100,000 or more in your first contract year. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.

     TRANSFER CHARGE. We may deduct a $25 fee for each transfer after the twelfth transfer in a contract year. We deduct the charge from the subaccounts from which each such transfer is made in proportion to the amount being transferred from each such subaccount, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging and transfers we make to and from any subaccount specially designated by the Company for such purpose.

     REGULAR WITHDRAWAL CHARGE. If you take more than one regular withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional regular withdrawal. The charge is deducted from the division(s) from which each such regular withdrawal is made in proportion to the amount being withdrawn from each division, unless you have chosen to use the Charge Deduction Division.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The daily charge is at the rate of 0.002477% (equivalent to an annual rate of 0.90%) of the assets you have in each subaccount.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each subaccount.

TRUST EXPENSES

There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 2000, total portfolio fees and charges ranged from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.


Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

--------------------------------------------------------------------------------
                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date, but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

For Contracts with contract dates before May 3, 1993, different annuity commencement date limitations may apply.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax advisor for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.


     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.


     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity Payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, they will comply with the requirements of such Act.


PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value, including a refund of any charges deducted. The Contract will be void as of the day we receive your Contract and your request. Some states require that we return the premium paid rather than the contract value. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). If you exercise your right to cancel, we will return the greater of (a) the premium invested, and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees. We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT

Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account B and other separate accounts of Golden American. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to the broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be approximately 6% of the initial and any additional premium payment.


--------------------------------------------------------------------------------
                            UNDERWRITER COMPENSATION
--------------------------------------------------------------------------------
  NAME OF PRINCIPAL                 AMOUNT OF                       OTHER
     UNDERWRITER             COMMISSION TO BE PAID              COMPENSATION

Directed Services, Inc.           Maximum of 6%             Reimbursement of any
                                 of any initial               covered expenses
                                  or additional                   incurred
                                premium payments                by registered
                                   except when                 representatives
                                    combined                    in connection
                                with some annual                  with the
                               trail commissions.               distribution
                                                              of the Contracts.
--------------------------------------------------------------------------------


Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6% of total premium payments).

We may make additional cash payments to broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Separate Account B.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Assistant Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


EXPERTS

The audited consolidated financial statements of Golden American at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the audited financial statements Separate Account B at December 31, 2000 and for the year then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement, and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.


     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.


     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.


     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limits on the amount of the contribution and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.


TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


ENHANCED DEATH BENEFIT
The Contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the contract value. The IRS has not ruled whether an enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such information. Further, the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. You should consult a competent tax adviser for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     ITEM                                                                   PAGE
     Introduction........................................................      1
     Description of Golden American Life Insurance Company...............      1
     Safekeeping of Assets...............................................      1
     The Administrator...................................................      1
     Independent Auditors................................................      1
     Distribution of Contracts...........................................      1
     Performance Information.............................................      2
     IRA Partial Withdrawal Option.......................................      7
     Other Information...................................................      7
     Financial Statements of Golden American Life Insurance Company......      8
     Financial Statements of Separate Account B..........................      8

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP


109659   DVA   05/01/2001   6%

                       This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. No information is provided for the All Cap, Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Internet Tollkeeper, Investors, Large Cap Value, Special Situations, Pilgrim VIP Growth Opportunities, Pilgrim VIP MagnaCap, Pilgrim VIP SmallCap Opportunities, Pilgrim Global Brand Names, ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30, SP Jennison International Growth and Prudential Jennison subaccounts because these subaccounts did not have any assets attributable to the Contract as of December 31, 2000. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

LIQUID ASSET

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 16.21           940,884          $15,253
  1999               15.44           2,111,976         32,610
  1998               14.89           1,767,965         26,328
  1997               14.32           1,598,949         22,894
  1996               13.76           1,707,724         23,502
  1995               13.24           2,096,044         27,757
  1994               12.68           2,794,493         35,422
  1993               12.35           914,801           11,295
  1992               12.15           499,686            6,072
  1991               11.90            64,151              764
  12/31/90           11.38                --               --
-----------------------------------------------------------------


LIMITED MATURITY BOND

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 18.60           1,088,341        $20,240
  1999               17.44           1,624,763         28,329
  1998               17.42           2,087,318         36,352
  1997               16.46           2,370,299         39,020
  1996               15.59           2,887,112         45,004
  1995               15.10           4,103,020         61,935
  1994               13.65           4,956,843         67,647
  1993               13.95           4,541,627         63,358
  1992               13.27           2,156,633         28,616
  1991               12.78           327,992            4,193
  12/31/90           11.61                --               --
-----------------------------------------------------------------

                               A1

CORE BOND
    (FORMERLY GLOBAL FIXED INCOME)

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 12.03            23,535          $   283
  1999               12.04            24,119              291
  1998               13.31            13,446              179
  5/1/98             12.28                --               --
-----------------------------------------------------------------


FULLY MANAGED

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 27.28           1,764,529        $48,140
  1999               22.59           2,766,340         62,500
  1998               21.34           4,133,650         88,227
  1997               20.36           5,032,148        102,451
  1996               17.83           6,069,822        108,215
  1995               15.48           7,054,994        109,184
  1994               12.95           7,157,931         92,695
  1993               14.11           6,925,734         97,693
  1992               13.24           2,028,812         26,869
  1991               12.59           186,207            9,834
  12/31/90            9.87                --               --
-----------------------------------------------------------------


TOTAL RETURN

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 21.27           329,747          $ 7,013
  1999               18.44           399,197            7,361
  1998               18.02           431,678            7,778
  1997               16.31           206,943            3,375
  1/20/97            13.93                --               --
-----------------------------------------------------------------

                               A2

EQUITY INCOME

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 25.06           3,135,453        $78,570
  1999               22.41           5,014,068        112,377
  1998               22.80           7,799,102        177,844
  1997               21.28           9,651,400        205,341
  1996               18.30           12,399,943       226,919
  1995               17.00           16,134,381       274,218
  1994               14.43           18,607,114       268,575
  1993               14.75           15,891,397       268,575
  1992               13.41           5,539,622        234,442
  1991               13.30           1,341,836         74,248
  12/31/90           11.19                --               --
-----------------------------------------------------------------


REAL ESTATE

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 27.91           460,525          $12,854
  1999               21.52           703,624           15,144
  1998               22.60           1,158,462         26,182
  1997               26.38           1,522,527         40,160
  1996               21.70           1,740,369         37,764
  1995               16.20           1,965,015         31,835
  1994               14.04           2,403,805         33,740
  1993               13.33           1,879,946         25,064
  1992               11.48           180,596           25,064
  1991               10.19            15,424            2,074
  12/31/90            7.68                --               --
-----------------------------------------------------------------


VALUE EQUITY

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 19.91           401,820          $ 7,999
  1999               18.49           650,130           12,018
  1998               18.58           1,052,008         19,542
  1997               18.48           1,369,251         25,301
  1996               14.66           1,387,641         20,348
  1995               13.39           1,676,442         22,449
  1/1/95             10.00                --               --
-----------------------------------------------------------------

                               A3

RISING DIVIDENDS

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 25.64           2,125,370        $54,493
  1999               26.46           3,167,912         83,810
  1998               23.06           4,465,604        102,983
  1997               20.41           4,885,378         99,708
  1996               15.88           5,296,367         84,105
  1995               13.30           5,536,766         73,617
  10/4/93            10.00                --               --
-----------------------------------------------------------------


MANAGED GLOBAL

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 20.88           1,876,848        $39,191
  1999               24.68           2,715,682         67,035
  1998               15.27           3,944,829         60,230
  1997               11.93           5,055,107         60,290
  1996               10.74           6,082,208         65,322
  1995                9.66           7,073,705         68,332
  1994                9.09           9,146,015         83,148
  1993               10.52           8,037,403         84,537
  1992               10.01           3,869,327         38,724
  10/21/92           10.00                --               --
-----------------------------------------------------------------


HARD ASSETS

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 17.10           305,641          $ 5,227
  1999               18.13           447,125            8,107
  1998               14.85           752,885           11,178
  1997               21.30           1,137,136         24,217
  1996               20.26           1,426,490         28,904
  1995               15.36           1,433,795         22,026
  1994               14.02           1,917,571         26,880
  1993               13.81           1,081,745         14,939
  1992                9.30            52,270              486
  1991               10.42            14,155              148
  12/31/90           10.05                --               --
-----------------------------------------------------------------

                               A4

RESEARCH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 27.05           345,241          $ 9,340
  1999               28.62           431,562           12,353
  1998               23.27           488,822           11,377
  1997               19.11           310,066           34,402
  1/20/97            16.31                --               --
-----------------------------------------------------------------


CAPITAL GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 17.54           310,536          $ 5,447
  1999               21.38           390,759            8,354
  1998               17.20           486,360            8,365
  1997               15.51           559,791            8,685
  1996               12.52           389,432            4,877
  9/3/96             10.97                --               --
-----------------------------------------------------------------


CAPITAL APPRECIATION

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 26.03           1,995,447        $51,945
  1999               31.01           3,034,250         94,106
  1998               25.13           4,689,939        117,875
  1997               22.53           5,724,823        128,989
  1996               17.65           6,704,917        118,334
  1995               14.83           7,627,317        113,076
  1994               11.50           7,419,377         85,356
  1993               11.81           6,989,513         82,535
  1992               11.01           1,421,494         15,655
  5/4/92             10.00                --               --
-----------------------------------------------------------------

                               A5

SMALL CAP

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 18.77           366,133          $ 6,873
  1999               23.19           506,667           11,751
  1998               15.55           701,203           10,908
  1997               12.99           895,702           11,632
  1996               11.89           922,560           10,970
  1/2/96             10.00                --               --
-----------------------------------------------------------------


MID-CAP GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 43.37           1,201,911        $52,125
  1999               40.50           328,684           13,310
  1998               22.84           315,603            7,210
  1997               18.79           239,052            4,492
  1996               15.86           167,020            2,649
  9/3/96             14.79                --               --
-----------------------------------------------------------------


STRATEGIC EQUITY

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 19.30           247,856          $ 4,785
  1999               22.27           419,542            9,345
  1998               14.40           772,105           11,117
  1997               14.42         1,011,370           14,587
  1996               11.83           830,804            9,828
  1995               10.01           362,606            3,629
  10/2/95            10.00                --               --
-----------------------------------------------------------------

                               A6

GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 22.44           776,540          $17,425
  1999               29.05           818,663           23,785
  1998               16.47           299,829            4,940
  1997               13.12           230,798            3,028
  1/20/97            12.05                --               --
-----------------------------------------------------------------


DEVELOPING WORLD

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $  7.67            27,069          $   208
  1999               11.70            21,139              247
  1998                7.31             4,598               34
  5/1/89             10.43                --               --
-----------------------------------------------------------------


PIMCO HIGH YIELD BOND

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 10.12           126,903          $ 1,284
  1999               10.31           151,044            1,557
  1998               10.11           107,998            1,092
  5/1/98             10.00                --               --
-----------------------------------------------------------------


PIMCO STOCKSPLUS
    GROWTH AND INCOME

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 11.85           117,132          $ 1,388
  1999               13.22           116,144            1,535
  1998               11.14           160,283            1,786
  5/1/98             10.00                --               --
-----------------------------------------------------------------

                               A7

                      ING VARIABLE ANNUITIES

              GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware
--------------------------------------------------------------------------------
109659 DVA                                                              05/01/01

                        PROFILE AND PROSPECTUS

     DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                     GOLDENSELECT DVA SERIES 100
                 FIXED AND VARIABLE ANNUITY CONTRACT

ING VARIABLE ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                   PROFILE OF

                           GOLDENSELECT DVA SERIES 100

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT


                                   MAY 1, 2001


     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before investing additional premium payments in the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred variable annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in one or more of 38 mutual fund investment portfolios through our Separate Account B listed on the next page. You may not make any money, and you can even lose the money you invest.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will generally determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

DVA SERIES 100 PROFILE                                   PROSPECTUS BEGINS AFTER
                                                          PAGE 8 OF THIS PROFILE

---------------------------------------------------------------------------------------------------
                                 ANNUITY OPTIONS
---------------------------------------------------------------------------------------------------
Option 1           Income for a             Payments are made for a specified number of years
                   to you                   fixed period or your beneficiary.
---------------------------------------------------------------------------------------------------
Option 2           Income for               Payments are made for the rest of your life or longer
                   life with a              for a  specified  period  such as 10 or 20  years  or
                   period certain           until the total amount used to buy this option has been
                                            repaid. This option comes with an added guarantee
                                            that payments will continue to your beneficiary for the
                                            remainder of such period if you should die during the
                                            period.
---------------------------------------------------------------------------------------------------
Option 3           Joint life income        Payments are made for your life and the life of
                                            another person (usually your spouse).
---------------------------------------------------------------------------------------------------
Option 4           Annuity plan             Any other annuitization plan that we choose to
                                            offer on the annuity start date.
---------------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)

You purchased the Contract with an initial payment of $25,000 or more for qualified and non-qualified contracts up to and including age 85. We will only accept a rollover contribution of $25,000 or more for qualified plans. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.


Who may purchase this Contract? The Contract is no longer being offered. It was available to be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.   THE INVESTMENT PORTFOLIOS

You can direct your money into any one or more of the following 38 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds. Keep in mind that your investment in any of the investment portfolios, depending on market conditions, may cause you to make or lose money:

                                                          DVA SERIES 100 PROFILE

THE GCG TRUST
  Liquid Asset Series                        Real Estate Series                    Capital Growth Series
  Limited Maturity Bond Series               Value Equity Series                   Capital Appreciation Series
  Core Bond Series (formerly                 Investors Series                      Small Cap Series
     Global Fixed Income Series)             International Equity Series*          Mid-Cap Growth Series
  Fully Managed Series                       Rising Dividends Series               Strategic Equity Series
  Total Return Series                        Managed Global Series                 Special Situations
  Asset Allocation Growth Series             Large Cap Value Series                Growth Series
  Equity Income Series                       Hard Assets Series                    Developing World Series
  All Cap Series                             Diversified Mid-Cap Series            Internet TollkeeperSM Series
  Growth and Income Series                   Research Series

THE PIMCO VARIABLE INSURANCE TRUST                 PILGRIM VARIABLE INSURANCE TRUST
  PIMCO High Yield Bond Portfolio                       (FORMERLY ING VARIABLE INSURANCE TRUST)
  PIMCO StocksPLUS Growth                             Pilgrim Global Brand Names Fund
     and Income Portfolio                               (formerly ING Global Brand Names Fund)

PRUDENTIAL SERIES FUND                             PILGRIM VARIABLE PRODUCTS TRUST
  Prudential Jennison Portfolio                       Pilgrim VP MagnaCap Portfolio
  SP Jennison International Growth Portfolio          Pilgrim VP SmallCap Opportunities Portfolio
                                                      Pilgrim VP Growth Opportunities Portfolio
PROFUNDS
  ProFund VP Bull
  ProFund VP Small-Cap
  Profound VP Europe 30

* Not currently available.
Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.


5.   EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the mortality and expense risk charge is 1.25%. The asset-based administrative charge is 0.10% annually.

     Mortality & Expense Risk Charge.................   1.25%
     Asset-Based Administrative Charge...............   0.10%
                                                        -----
          Total......................................   1.35%


Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.86% annually (see following table) of the portfolio's average daily net asset balance.


If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a distribution fee (annual sales load) in an annual amount of 0.65% of each premium at the end of each contract year for a period of 10 years from the date we receive and accept each premium payment.

We deduct a withdrawal charge for each regular withdrawal after the first in a contract year. The withdrawal charge is the lesser of $25 or 2% of each withdrawal.

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge and the asset-based administrative charge. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses during 2000. The column "Total Annual Charges" reflects the sum of the

                                                          DVA SERIES 100 PROFILE
previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. The 1 Year and 10 Year Examples above include the 0.65% distribution fee (annual sales load). For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.


-----------------------------------------------------------------------------------------------------------------------
                                                                                                     EXAMPLES:
                                                     TOTAL ANNUAL                                    --------
                                 TOTAL ANNUAL         INVESTMENT            TOTAL           TOTAL CHARGES AT THE END OF:
                                   INSURANCE           PORTFOLIO           ANNUAL
INVESTMENT PORTFOLIO                CHARGES             CHARGES            CHARGES           1 YEAR           10 YEARS
-----------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
-----------------------------------------------------------------------------------------------------------------------
 Liquid Asset                        1.35%              0.55%              1.90%             $26              $281
-----------------------------------------------------------------------------------------------------------------------
 Limited Maturity Bond               1.35%              0.55%              1.90%             $26              $281
-----------------------------------------------------------------------------------------------------------------------
 Core Bond                           1.35%              1.01%              2.36%             $30              $327
-----------------------------------------------------------------------------------------------------------------------
 Fully Managed                       1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 Total Return                        1.35%              0.89%              2.24%             $29              $315
-----------------------------------------------------------------------------------------------------------------------
 Asset Allocation Growth             1.35%              1.01%              2.36%             $30              $327
-----------------------------------------------------------------------------------------------------------------------
 Equity Income                       1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 All Cap                             1.35%              1.01%              2.36%             $30              $327
-----------------------------------------------------------------------------------------------------------------------
 Growth and Income                   1.35%              1.11%              2.46%             $31              $337
-----------------------------------------------------------------------------------------------------------------------
 Real Estate                         1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 Value Equity                        1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 Investors                           1.35%              1.01%              2.36%             $30              $327
-----------------------------------------------------------------------------------------------------------------------
 International Equity                1.35%              1.26%              2.61%             $33              $351
-----------------------------------------------------------------------------------------------------------------------
 Rising Dividends                    1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 Managed Global                      1.35%              1.26%              2.61%             $33              $351
-----------------------------------------------------------------------------------------------------------------------
 Large Cap Value                     1.35%              1.01%              2.36%             $30              $327
-----------------------------------------------------------------------------------------------------------------------
 Hard Assets                         1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 Diversified Mid-Cap                 1.35%              1.01%              2.36%             $30              $327
-----------------------------------------------------------------------------------------------------------------------
 Research                            1.35%              0.89%              2.24%             $29              $315
-----------------------------------------------------------------------------------------------------------------------
 Capital Growth                      1.35%              1.00%              2.35%             $30              $326
-----------------------------------------------------------------------------------------------------------------------
 Capital Appreciation                1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 Small Cap                           1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth                      1.35%              0.89%              2.24%             $29              $315
-----------------------------------------------------------------------------------------------------------------------
 Strategic Equity                    1.35%              0.95%              2.30%             $30              $321
-----------------------------------------------------------------------------------------------------------------------
 Special Situations                  1.35%              1.11%              2.46%             $31              $337
-----------------------------------------------------------------------------------------------------------------------
 Growth                              1.35%              1.00%              2.35%             $30              $326
-----------------------------------------------------------------------------------------------------------------------
 Developing World                    1.35%              1.76%              3.11%             $38              $397
-----------------------------------------------------------------------------------------------------------------------
 Internet Tollkeeper                 1.35%              1.86%              3.21%             $39              $406

-----------------------------------------------------------------------------------------------------------------------
THE PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Bond               1.35%              0.75%              2.10%             $28              $301
-----------------------------------------------------------------------------------------------------------------------
 PIMCO StocksPLUS
   Growth and Income                 1.35%              0.65%              2.00%             $27              $291
-----------------------------------------------------------------------------------------------------------------------

 PILGRIM VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 Pilgrim Global
   Brand Names                       1.35%              1.23%              2.58%             $33              $348
-----------------------------------------------------------------------------------------------------------------------

                                                          DVA SERIES 100 PROFILE

                                       4

-----------------------------------------------------------------------------------------------------------------------
                                                                                                     EXAMPLES:
                                                     TOTAL ANNUAL                                    --------
                                 TOTAL ANNUAL         INVESTMENT            TOTAL           TOTAL CHARGES AT THE END OF:
                                   INSURANCE           PORTFOLIO           ANNUAL
INVESTMENT PORTFOLIO                CHARGES             CHARGES            CHARGES           1 YEAR           10 YEARS
-----------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
 Prudential Jennison                 1.35%              1.04%              2.39%             $31              $330
-----------------------------------------------------------------------------------------------------------------------
 SP Jennison
   International Growth              1.35%              1.64%              2.99%             $37              $387
-----------------------------------------------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
 Pilgrim VP MagnaCap                 1.35%              1.10%              2.45%             $31              $336
-----------------------------------------------------------------------------------------------------------------------
 Pilgrim VP SmallCap
   Opportunities                     1.35%              1.10%              2.45%             $31              $336
-----------------------------------------------------------------------------------------------------------------------
 Pilgrim VP Growth
   Opportunities                     1.35%              1.10%              2.45%             $31              $336

 PROFUNDS
 ProFund VP Bull                     1.35%              1.80%              3.15%             $38              $401
-----------------------------------------------------------------------------------------------------------------------
 ProFund VP Small-Cap                1.35%              1.80%              3.15%             $38              $401
-----------------------------------------------------------------------------------------------------------------------
 ProFund VP Europe 30                1.35%              1.75%              3.10%             $38              $396
-----------------------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. The 1 Year and 10 Year Examples above include the 0.65% distribution fee (annual sales load). For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.


6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract. For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be requirED by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tAX on the amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 8. If you take more than one withdrawal (other than a systematic withdrawal) during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional withdrawal. In no event may a withdrawal or a combination of regular withdrawals and systematic withdrawals received or expected to be received during the contract year, exceed 25% of the accumulation value as of the date of the current withdrawal. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE

The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio that was in operation for the entire year of 2000. These numbers reflect the deduction of the mortality and expense risk charge and the asset-based administrative charge, but do not reflect deductions for the distribution fee (annual sales

                                                          DVA SERIES 100 PROFILE

load) and any withdrawal charges. If withdrawal charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

----------------------------------------------------------------------------------------------------------------------------
                                                                           CALENDAR YEAR
INVESTMENT PORTFOLIO                   2000     1999     1998    1997     1996     1995     1994     1993    1992     1991
----------------------------------------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
      Capital Appreciation(1)        -16.36%   22.96%   11.16%  27.21%   18.62%   28.41%   -2.92%   6.85%     --       --
      Strategic Equity(2)            -13.63%   54.13%   -0.52%  21.49%   17.77%     --       --       --      --       --
----------------------------------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
      Capital Growth(2)              -18.24%   23.86%   10.46%  23.46%     --       --       --       --      --       --
----------------------------------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
      Developing World(2)            -34.69%   59.48%     --       --      --       --       --       --      --       --
      Hard Assets(2)                  -6.01%   21.70%  -30.53%   4.73%   31.43%    9.20%    1.15%  47.90%  -11.03%    3.29%
----------------------------------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
      Managed Global(3)              -15.71%   61.10%   27.57%  10.66%   10.79%    5.87%  -13.87%   4.73%     --       --
      Small Cap(3)                   -19.35%   48.57%   19.35%   8.84%   18.48%     --       --       --      --       --
----------------------------------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
      Value Equity                     7.31%   -0.84%    0.18%  25.56%    9.12%   33.45%     --       --      --       --
----------------------------------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
      Limited Maturity Bond            6.28%   -0.24%    5.42%   5.23%    2.90%   10.22%   -2.52%   4.77%    3.42%    9.77%
      Liquid Asset                     4.62%    3.32%    3.63%   3.67%    3.55%    4.10%    2.30%   1.25%    1.73%    4.23%
----------------------------------------------------------------------------------------------------------------------------
Managed by Janus Capital Corporation
      Growth(2)                      -23.04%   75.73%   25.11%  14.20%     --       --       --       --      --       --
----------------------------------------------------------------------------------------------------------------------------
Managed by Kayne Anderson Investment Management, LLC
      Rising Dividends                -3.43%   14.31%   12.59%  28.07%   19.01%   29.30%   -0.83%     --      --       --
----------------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
      Mid-Cap Growth                   6.72%   76.64%   21.15%  18.04%   19.04%   27.70%     --       --      --       --
      Research                        -5.82%   22.55%   21.39%  18.50%   21.66%   34.73%     --       --      --       --
      Total Return                    14.93%    1.98%   10.08%  19.23%   12.14%   22.85%     --       --      --       --
----------------------------------------------------------------------------------------------------------------------------
Managed by Pacific Management Investment Company
      Core Bond(4)                    -0.40%   -9.85%   10.32%  -0.69%    3.58%   14.83%     --       --      --       --
----------------------------------------------------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
      Real Estate(5)                  29.23%   -5.10%  -14.62%  21.13%   33.46%   15.02%    4.91%  15.69%   12.33%   32.26%
----------------------------------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
      Equity Income(2)                11.41%   -2.06%    6.80%  15.85%    7.29%   17.33%   -2.51%   9.63%    0.50%   18.41%
      Fully Managed                   20.33%    5.48%  -24.22%  13.79%   14.31%   19.59%   -8.52%   6.13%    4.79%   27.19%
----------------------------------------------------------------------------------------------------------------------------
Managed by Pacific Investment Management Company
      PIMCO High Yield Bond           -2.20%    1.63%     --       --      --       --       --       --      --       --
      PIMCO StocksPLUS Growth
        and Income                   -10.70%   18.23%     --       --      --       --       --       --      --       --
----------------------------------------------------------------------------------------------------------------------------

(1)  Prior to April 1, 1999, a different firm managed the Portfolio.
(2)  Prior to March 1, 1999, a different firm managed the Portfolio.
(3)  Prior to February 1, 2000, a different firm managed the Portfolio.
(4) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.
(5)  Prior to May 1, 2000, a different firm managed the Portfolio.


9.   DEATH BENEFIT
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless the beneficiary is your surviving spouse and elects to continue the Contract.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law. If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

                                                          DVA SERIES 100 PROFILE

     1)   the contract value; and

     2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset investment portfolio will be the lesser of the 7% annual effective rate or the net rate of return for the portfolio during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

     1)   the cash surrender value; and

     2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of:
(1) the contract value; and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of: (1) the cash surrender value; and (2) the total premium payments made under the contract after subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

10.  OTHER INFORMATION
     FREE LOOK. You may cancel the Contract within 10 days after you receive it. If applicable state law requires a longer free look period, or the return of the premium paid, the Company will comply. If you exercise your right to cancel, we will return the greater of (a) the premium payments made, and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS. You can make transfers among your investment portfolios as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $10,000 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                                          DVA SERIES 100 PROFILE

11.  INQUIRIES
If you need more information after reading this prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

                                                          DVA SERIES 100 PROFILE

                       This page intentionally left blank.

DVAP4-109636

S100-109660

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


                                   MAY 1, 2001

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                           GOLDENSELECT DVA SERIES 100

--------------------------------------------------------------------------------

This prospectus describes GoldenSelect DVA Series 100, a group and individual deferred variable annuity contract (the "Contract") offered formerly by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").


The Contract provides a means for you to invest your premium payments in one or more of 38 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" in this prospectus. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.


You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.


This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST OR THE PROFUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST AND THE PROFUNDS.



--------------------------------------------------------------------------------

A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:


A I M CAPITAL MANAGEMENT, INC.
     Capital Appreciation Series
     Strategic Equity Series

ALLIANCE CAPITAL MANAGEMENT L. P.
     Capital Growth Series

BARING INTERNATIONAL INVESTMENT LIMITED
    (AN AFFILIATE)
     Developing World Series
     Hard Assets Series

CAPITAL GUARDIAN TRUST COMPANY
     Large Cap Value Series
     Managed Global Series
     Small Cap Series

EAGLE ASSET MANAGEMENT, INC
     Value Equity Series

FIDELITY MANAGEMENT & RESEARCH COMPANY
     Asset Allocation Growth Series
     Diversified Mid-Cap Series

GOLDMAN SACHS ASSET MANAGEMENT
     Internet TollkeeperSM Series

ING INVESTMENT MANAGEMENT, LLC
  (AN AFFILIATE)
     Limited Maturity Bond Series
     Liquid Asset Series

ING PILGRIM INVESTMENTS, LLC (AN AFFILIATE)
     International Equity Series*

JANUS CAPITAL CORPORATION
     Growth Series
     Growth and Income Series
     Special Situations Series

KAYNE ANDERSON RUDNICK INVESTMENT
  MANAGEMENT, LLC
     Rising Dividends Series

MASSACHUSETTS FINANCIAL SERVICES COMPANY
     Mid-Cap Growth Series
     Research Series
     Total Return Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
     Core Bond Series  (formerly Global Fixed
       Income Series)

PRUDENTIAL INVESTMENT CORPORATION
     Real Estate Series

SALOMON BROTHERS ASSET MANAGEMENT, INC
     All Cap Series
     Investors Series

T. ROWE PRICE ASSOCIATES, INC.
     Equity Income Series
     Fully Managed Series

PACIFIC INVESTMENT MANAGEMENT COMPANY
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

ING INVESTMENT MANAGEMENT ADVISORS B.V.
  (AN AFFILIATE)
     Pilgrim Global Brand Names Fund (formerly
        ING Global Band Names Fund)

JENNISON ASSOCIATES LLC
     Prudential Jennison Portfolio
     SP Jennison International Growth Portfolio

ING PILGRIM INVESTMENTS, LLC (AN AFFILIATE)
     Pilgrim VP Growth Opportunities Portfolio
     Pilgrim VP MagnaCap Portfolio
     Pilgrim VP SmallCap Opportunities Portfolio

PROFUND ADVISORS LLC
     ProFund VP Bull
     ProFund VP Europe 30
     ProFund VP Small-Cap

* Not currently available.
Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts."

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms.....................................................    1
Fees and Expenses..........................................................    2
Performance Information....................................................    6
      Accumulation Unit....................................................    6
      Net Investment Factor................................................    6
      Condensed Financial Information......................................    7
      Financial Statements.................................................    7
      Performance Information..............................................    7
Golden American Life Insurance Company.....................................    8
The Trusts.................................................................    8
Golden American Separate Account B.........................................    9
The Investment Portfolios..................................................   10
      Investment Objectives................................................   10
      Investment Management Fees...........................................   15
The Annuity Contract.......................................................   16
      Contract Date and Contract Year .....................................   16
      Annuity Start Date...................................................   16
      Contract Owner.......................................................   16
      Annuitant............................................................   17
      Beneficiary..........................................................   17
      Purchase and Availability of the Contract............................   17
      Crediting of Premium Payments........................................   18
      Administrative Procedures............................................   18
      Contract Value.......................................................   18
      Cash Surrender Value.................................................   19
      Surrendering to Receive the Cash Surrender Value.....................   19
      The Subaccounts......................................................   19
      Addition, Deletion or Substitution of Subaccounts and Other Changes..   19
      Other Contracts......................................................   20
      Other Important Provisions...........................................   20
Withdrawals................................................................   20
      Regular Withdrawals..................................................   20
      Systematic Withdrawals...............................................   20
      IRA Withdrawals......................................................   21
Transfers Among Your Investments...........................................   22

      Transfers by Third Parties...........................................   22

      Dollar Cost Averaging................................................   22
Death Benefit..............................................................   23
      Death Benefit During the Accumulation Phase..........................   23

      How to Claim Payments to Beneficiary                                    24
      When We Make Payments                                                   24

      Death Benefit During the Income Phase................................   24
      Required Distributions upon Contract Owner's Death...................   24
Charges and Fees...........................................................   25
      Charge Deduction Subaccount..........................................   25
      Charges Deducted from the Contract Value.............................   25
          Distribution Fee.................................................   25
          Premium Taxes....................................................   25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE

          Transfer Charge..................................................   25
      Withdrawal Charge....................................................   25
      Charges Deducted from the Subaccounts................................   26
          Mortality and Expense Risk Charge................................   26
          Asset-Based Administrative Charge................................   26
      Trust Expenses.......................................................   26
The Annuity Options........................................................   26
      Annuitization of Your Contract.......................................   26
      Selecting the Annuity Start Date.....................................   27
      Frequency of Annuity Payments........................................   27
      The Annuity Options..................................................   27
          Income for a Fixed Period........................................   27
          Income for Life with a Period Certain............................   27
          Joint Life Income................................................   27
          Annuity Plan.....................................................   27
      Payment When Named Person Dies.......................................   28
Other Contract Provisions..................................................   28
      Reports to Contract Owners...........................................   28
      Suspension of Payments...............................................   28
      In Case of Errors in Your Application................................   28
      Assigning the Contract as Collateral.................................   28
      Contract Changes-Applicable Tax Law..................................   28
      Other Contract Changes...............................................   29
      Free Look............................................................   29
      Group or Sponsored Arrangements......................................   29
      Selling the Contract.................................................   29
Other Information..........................................................   30
      Voting Rights........................................................   30
      State Regulation.....................................................   30
      Legal Proceedings....................................................   30
      Legal Matters........................................................   31
      Experts..............................................................   31
Federal Tax Considerations.................................................   31
Statement of Additional Information
      Table of Contents....................................................   36
Appendix A
      Condensed Financial Information......................................   A1

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                PAGE
Accumulation Unit                              6
Annuitant                                     17
Annuity Start Date                            16
Cash Surrender Value                          19
Contract Date                                 16
Contract Owner                                16
Contract Value                                18
Contract Year                                 16
Net Investment Factor                          6
Death Benefit                                 23

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Free Look Period                        Right to Examine Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSE
     Distribution Fee (annual sales load) as a percentage of the initial and each additional premium, deducted at the end of each contract year following receipt of each premium over a 10 year period from the date we receive and
accept each premium payment...........................................     0.65%

CONTRACT OWNER TRANSACTION EXPENSES
     Transfer Charge..................................................     None*
     * We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
     Administrative Charge............................................     $0

WITHDRAWAL CHARGE (2% of the withdrawal for each additional regular withdrawal
after the first in a contract year) not to exceed.....................     $25

SEPARATE ACCOUNT ANNUAL CHARGES**
     Mortality and Expense Risk Charge................................     1.25%
     Asset-Based Administrative Charge................................     0.10%
                                                                           -----
     Total Separate Account Charges...................................     1.35%
     **As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):


--------------------------------------------------------------------------------
                                   MANAGEMENT          OTHER           TOTAL
PORTFOLIO                            FEE(1)         EXPENSES(2)     EXPENSES(3)
--------------------------------------------------------------------------------
Liquid Asset                          0.54%            0.01%            0.55%
--------------------------------------------------------------------------------
Limited Maturity Bond                 0.54%            0.01%            0.55%
--------------------------------------------------------------------------------
Core Bond                             1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Fully Managed                         0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Total Return                          0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Asset Allocation Growth               1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Equity Income                         0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
All Cap                               1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Growth and Income                     1.10%            0.01%            1.11%
--------------------------------------------------------------------------------
Real Estate                           0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Value Equity                          0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Investors                             1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
International Equity                  1.25%            0.01%            1.26%
--------------------------------------------------------------------------------
Rising Dividends                      0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Managed Global                        1.25%            0.01%            1.26%
--------------------------------------------------------------------------------
Large Cap Value                       1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Hard Assets                           0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Diversified Mid-Cap                   1.00%            0.01%            1.01%
--------------------------------------------------------------------------------
Research                              0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Capital Growth                        0.99%            0.01%            1.00%
--------------------------------------------------------------------------------
Capital Appreciation                  0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Small Cap                             0.94%            0.01%            0.95%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   MANAGEMENT          OTHER           TOTAL
PORTFOLIO                            FEE(1)         EXPENSES(2)      EXPENSES(3)
--------------------------------------------------------------------------------
Mid-Cap Growth                        0.88%            0.01%            0.89%
--------------------------------------------------------------------------------
Strategic Equity                      0.94%            0.01%            0.95%
--------------------------------------------------------------------------------
Special Situations                    1.10%            0.01%            1.11%
--------------------------------------------------------------------------------
Growth                                0.99%            0.01%            1.00%
--------------------------------------------------------------------------------
Developing World                      1.75%            0.01%            1.76%
--------------------------------------------------------------------------------
Internet Tollkeeper                   1.85%            0.01%            1.86%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.

     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and (ii) newly formed portfolios where the charges have been estimated.

     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

--------------------------------------------------------------------------------------------------------------------
                                                                              OTHER EXPENSES         TOTAL EXPENSES
                                 MANAGEMENT       SERVICE       OTHER          AFTER EXPENSE         AFTER EXPENSE
PORTFOLIO                            FEE            FEE      EXPENSES(1)     REIMBURSEMENT(2)       REIMBURSEMENT(2)
--------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Bond               0.25%          0.15%        0.35%              0.35%                  0.75%

PIMCO StocksPLUS Growth and
   Income                           0.40%          0.15%        0.11%              0.10%                  0.65%
--------------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Bond Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.

     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75% and 0.66% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PILGRIM VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------------------------
                                   INVESTMENT                                 TOTAL                      TOTAL NET
                                   MANAGEMENT      12B-1        OTHER       PORTFOLIO     WAIVER BY      PORTFOLIO
PORTFOLIO                             FEE           FEE       EXPENSES      EXPENSES      ADVISER(2)      EXPENSES
------------------------------------------------------------------------------------------------------------------
Pilgrim Global Brand Names           1.00%         0.25%       1.72%         2.97%          1.74%          1.23%
------------------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for the Portfolio.

     (2) ING Mutual Funds Management Co. LLC, the Portfolio's Investment Manager, has entered into a written expense limitation agreement with the Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Mutual Funds Management Co. LLC within three years. The amount of the Portfolio's expenses waived or reimbursed during the last fiscal year by ING Mutual Funds Management Co. LLC is shown under the heading "Waiver by Adviser." The expense limits will continue through at least December 31, 2001.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

---------------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT                                   OTHER                TOTAL
PORTFOLIO                                FEE             12B-1 FEE(1)          EXPENSES(2)          EXPENSES(2)
---------------------------------------------------------------------------------------------------------------------
Prudential Jennison                     0.60%                0.25%                0.19%                1.04%

SP Jennison International
  Growth                                0.85%                0.25%                0.54%                1.64%
---------------------------------------------------------------------------------------------------------------------

     (1) The 12b-1 fees for the Prudential Jennison Portfolio and the SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.

     (2) Since the SP Jennison International Growth Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

PILGRIM VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------------------------
                               INVESTMENT                                   TOTAL                        TOTAL NET
                               MANAGEMENT      SERVICE        OTHER       PORTFOLIO     WAIVER BY        PORTFOLIO
PORTFOLIO                         FEE            FEES      EXPENSES(2)     EXPENSES     ADVISER(3)       EXPENSES
------------------------------------------------------------------------------------------------------------------
Pilgrim VP MagnaCap              0.75%          0.25%         7.15%         8.15%         7.05%            1.10%
------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
  Opportunities                  0.75%          0.25%         0.23%         1.23%         0.13%            1.10%
------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth
  Opportunities                  0.75%          0.25%         1.44%         2.44%         1.34%            1.10%
------------------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class R shares for the Trust's most recently completed fiscal year and fee waivers to which ING Pilgrim Investments, LLC, the Portfolios' Adviser, has agreed for each Portfolio.

     (2) Because Class S shares are new for each Portfolio, the Other Expenses for each Portfolio are based on Class R expenses of the Portfolio.

     (3) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each such Portfolio is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

---------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT                                   OTHER                TOTAL
PORTFOLIO                                FEE               12B-1 FEE           EXPENSES(2)          EXPENSES(2)
---------------------------------------------------------------------------------------------------------------
ProFund VP Bull                         0.75%                0.25%                0.80%                1.80%
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                    0.75%                0.25%                0.80%                1.80%
---------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30(1)                 0.75%                0.25%                0.75%                1.75%
---------------------------------------------------------------------------------------------------------------

     (1) Management fees and expenses for the ProFund VP Europe 30 are for the 12-month period ending December 12, 2000.

     (2) Other expenses for the ProFund VP Bull and ProFund VP Small-Cap are estimates as these ProFund Portfolios had not commenced operations as of December 31, 2000.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Variable Insurance Trust, Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds for additional information on management or advisory fees and in some cases on other portfolio expenses. Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the example below.

EXAMPLE:
The following example is designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. The example reflects the deduction of a distribution fee, a mortality and expense risk charge and an asset-based administrative charge.

Whether you surrender or do not surrender your contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                           $26         $ 79        $134        $281
--------------------------------------------------------------------------------
Limited Maturity Bond                  $26         $ 79        $134        $281
--------------------------------------------------------------------------------
Core Bond                              $30         $ 93        $157        $327
--------------------------------------------------------------------------------
Fully Managed                          $30         $ 91        $154        $321
--------------------------------------------------------------------------------
Total Return                           $29         $ 89        $151        $315
--------------------------------------------------------------------------------
Asset Allocation Growth                $30         $ 93        $157        $327
--------------------------------------------------------------------------------
Equity Income                          $30         $ 91        $154        $321
--------------------------------------------------------------------------------
All Cap                                $30         $ 93        $157        $327
--------------------------------------------------------------------------------
Growth and Income                      $31         $ 96        $162        $337
--------------------------------------------------------------------------------
Real Estate                            $30         $ 91        $154        $321
--------------------------------------------------------------------------------
Value Equity                           $30         $ 91        $154        $321
--------------------------------------------------------------------------------
Investors                              $30         $ 93        $157        $327
--------------------------------------------------------------------------------
International Equity                   $33         $100        $169        $351
--------------------------------------------------------------------------------
Rising Dividends                       $30         $ 91        $154        $321
--------------------------------------------------------------------------------
Managed Global                         $33         $100        $169        $351
--------------------------------------------------------------------------------
Large Cap Value                        $30         $ 93        $157        $327
--------------------------------------------------------------------------------
Hard Assets                            $30         $ 91        $154        $321
--------------------------------------------------------------------------------
Diversified Mid-Cap                    $30         $ 93        $157        $327
--------------------------------------------------------------------------------
Research                               $29         $ 89        $151        $315
--------------------------------------------------------------------------------
Capital Growth                         $30         $ 92        $156        $326
--------------------------------------------------------------------------------
Capital Appreciation                   $30         $ 91        $154        $321
--------------------------------------------------------------------------------
Small Cap                              $30         $ 91        $154        $321
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
THE GCG TRUST (cont.)
Mid-Cap Growth                         $29         $ 89        $151        $315
--------------------------------------------------------------------------------
Strategic Equity                       $30         $ 91        $154        $321
--------------------------------------------------------------------------------
Special Situations                     $31         $ 96        $162        $337
--------------------------------------------------------------------------------
Growth                                 $30         $ 92        $156        $326
--------------------------------------------------------------------------------
Developing World                       $38         $115        $193        $397
Internet Tollkeeper                    $39         $118        $198        $406

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                  $28         $ 85        $144        $301
--------------------------------------------------------------------------------
PIMCO StocksPLUS
  Growth and Income                    $27         $ 82        $139        $291
--------------------------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names             $33         $ 99        $168        $348
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                    $31         $ 94        $158        $330
--------------------------------------------------------------------------------
SP Jennison International
  Growth                               $37         $111        $188        $387
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                   $ 31         $ 95        $161        $336
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities      $31         $ 95        $161        $336
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities        $31         $ 95        $161        $336

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                        $38         $116        $195        $401
--------------------------------------------------------------------------------
ProFund VP Small-Cap                   $38         $116        $195        $401
--------------------------------------------------------------------------------
ProFund VP Europe 30                   $38         $115        $193        $396
--------------------------------------------------------------------------------


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the subaccounts are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

     (1) We take the net asset value of the subaccount at the end of each business day.

     (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     (3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     (4) We then subtract the applicable daily mortality and expense risk charge and the daily asset based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial Information.

FINANCIAL STATEMENTS

The audited financial statements of Separate Account B for the year ended December 31, 2000 and the audited consolidated financial statements of Golden American for the years ended December 31, 2000, 1999 and 1998 are included in the Statement of Additional Information.


PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount has been in existence. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in the Statement of Additional Information.


Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC, a portfolio manager of the GCG Trust and the investment manager of the Pilgrim Variable Insurance Trust and the Pilgrim Variable Products Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust, and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.


Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------


The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The Pilgrim Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of Pilgrim Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The Pilgrim Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of Pilgrim Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Pilgrim Variable Products Trust, ProFunds, the Board of Directors of the Prudential Series Fund, and the management of Directed Services, Inc., Pacific Investment Management Company, The Prudential Insurance Company of America, ING Pilgrim Investments, LLC, ProFunds Advisors LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST, AND PROFUNDS IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust or the ProFunds. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the 38 investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST, AND PROFUNDS. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset            Seeks high level of current income consistent with the
                        preservation of capital and liquidity.

                        Invests primarily in obligations of the U.S. Government
                        and its agencies and instrumentalities, bank
                        obligations, commercial paper and short-term corporate
                        debt securities. All securities will mature in less than
                        one year.
                        --------------------------------------------------------
Limited Maturity Bond   Seeks highest current income consistent with low risk to
                        principal and liquidity. Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

                        Invests primarily in diversified limited maturity debt
                        securities with average maturity dates of five years or
                        shorter and in no cases more than seven years.
                        --------------------------------------------------------
Core Bond               Seeks maximum  total return,  consistent  with
  (formerly Global      preservation  of capital and prudent investment
  Fixed Income)         management.

                        Invests primarily in a diversified portfolio of fixed
                        income instruments of varying maturities. The average
                        portfolio duration of the Portfolio normally varies
                        within a three-to six-year time frame.
                        --------------------------------------------------------
Fully Managed           Seeks, over the long term, a high total investment
                        return consistent with the preservation of capital and with prudent investment risk.

                        Invests primarily in the common stocks of established companies believed by the portfolio manager to have above-average potential for capital growth.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Total Return            Seeks above-average income (compared to a portfolio
                        entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a secondary goal.

                        Invests primarily in a combination of equity and fixed income securities.
                        --------------------------------------------------------
Asset Allocation Growth Seeks to maximize total return over the long- term by allocating assets among stocks, bonds, short-term instruments and other investments.

                        Allocates investments primarily in a neutral mix over
                        time of 70% of its assets in stocks, 25% of its assets
                        in bonds, and 5% of its assets in short-term and money
                        market investments.
                        --------------------------------------------------------
Equity Income           Seeks substantial dividend income as well as long-term
                        growth of capital.

                        Invests primarily in common stocks of well-established companies paying above-average dividends.
                        --------------------------------------------------------
All Cap Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average capital appreciation potential.

                        Invests primarily in equity securities of U.S. companies
                        of any size.
                        --------------------------------------------------------
Growth and Income       Seeks long-term capital growth and current income.

                        Normally invests up to 75% of its assets in equity
                        securities selected primarily for their growth potential
                        and at least 25% of its assets in securities the
                        portfolio manager believes have income potential.
                        --------------------------------------------------------
Real Estate             Seeks capital appreciation. Current income is a
                        secondary objective.

                        Invests primarily in publicly traded real estate equity
                        securities.
                        --------------------------------------------------------
Value Equity            Seeks capital appreciation. Dividend income is a
                        secondary objective.

                        Invests primarily in common stocks of domestic and
                        foreign issuers which meet quantitative standards
                        relating to financial soundness and high intrinsic
                        value relative to price.
                        --------------------------------------------------------
Investors               Seeks long-term growth of capital. Current income is a
                        secondary objective.

                        Invests primarily in equity securities of U.S. companies
                        and to a lesser degree, debt securities.
                        --------------------------------------------------------
International Equity    Seeks long-term growth of capital.

                        Invests at least 65% of its net assets in equity securities of issuers located in countries outside of the United States. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Rising Dividends        Seeks capital appreciation.  A secondary objective is
                        dividend income.

                        Invests in equity securities that meet the following
                        quality criteria: regular dividend increases; 35% of
                        earnings reinvested annually; and a credit rating
                        of "A" to "AAA."
                        --------------------------------------------------------
Managed Global          Seeks capital appreciation. Current income is only an
                        incidental consideration.

                        Invests primarily in common stocks traded in securities
                        markets throughout the world.
                        --------------------------------------------------------
Large Cap Value         Seeks long-term growth of capital and income.

                        Invests primarily in equity and equity-related
                        securities of companies with market capitalization
                        greater than $1 billion.
                        --------------------------------------------------------
Hard Assets             Seeks long-term capital appreciation.

                        Invests primarily in hard asset securities. Hard asset
                        companies produce a commodity which the portfolio
                        manager is able to price on a daily or weekly basis.
                        --------------------------------------------------------
Diversified Mid-Cap     Seeks long-term capital growth.

                        Normally invests at least 65% of its total assets in
                        common stocks of companies with medium market
                        capitalizations.
                        --------------------------------------------------------
Research                Seeks long-term growth of capital and future income.

                        Invests primarily in common stocks or securities
                        convertible into common stocks of companies believed to
                        have better than average prospects for long-term growth.
                        --------------------------------------------------------
Capital Growth          Seeks long-term total return.

                        Invests primarily in common stocks of companies where
                        the potential for change (earnings acceleration) is
                        significant.
                        --------------------------------------------------------
Capital Appreciation    Seeks long-term capital growth.

                        Invests primarily in equity securities believed by the
                        portfolio manager to be undervalued.
                        --------------------------------------------------------
Small Cap               Seeks long-term capital appreciation.

                        Invests primarily in equity securities of companies that
                        have a total market capitalization within the range of
                        companies in the Russell 2000 Growth Index or the
                        Standard & Poor's Small-Cap 600 Index.
                        --------------------------------------------------------
Mid-Cap Growth          Seeks long-term growth of capital.

                        Invests primarily in equity securities of companies with
                        medium market capitalization which the portfolio manager
                        believes have above-average growth potential.
                        --------------------------------------------------------
Strategic Equity        Seeks capital appreciation.

                        Invests primarily in common stocks of medium- and small-sized companies.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Special Situations      Seeks capital appreciation.

                        Invests primarily in common stocks selected for their
                        capital appreciation potential. The Portfolio emphasizes
                        "special situation" companies that the portfolio manager
                        believes have been overlooked or undervalued by other
                        investors.
                        --------------------------------------------------------
Growth                  Seeks capital appreciation.

                        Invests primarily in common stocks of growth companies
                        that have favorable relationships between price/earnings
                        ratios and growth rates in sectors offering the
                        potential for above-average returns.
                        --------------------------------------------------------
Developing World        Seeks capital appreciation.

                        Invests primarily in equity securities of companies in
                        developing or emerging countries.
                        --------------------------------------------------------
Internet Tollkeeper     Seeks long-term growth of capital.

                        Invests primarily in equity securities of "Internet Tollkeeper" companies, which are companies in sectors which provide access, infrastructure, content and services to Internet companies and customers, and which have developed, or are seeking to develop predictable, sustainable or recurring revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices in connection with the growth of the Internet.
                        --------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High Yield Bond   Seeks to maximize total return, consistent with
                        preservation of capital and prudent investment management.

                        Invests at least 65% of its assets in a diversified
                        portfolio of junk bonds rated at least B by Moody's
                        Investor Services, Inc. or Standard & Poor's or, if
                        unrated, determined by the portfolio manager to be of
                        comparable quality.
                        --------------------------------------------------------
PIMCO StocksPLUS        Seeks to achieve a total return which exceeds the total
   Growth and Income    return performance of the S&P 500.

                        Invests primarily in common stocks, options, futures, options on futures and swaps.
                        --------------------------------------------------------
PILGRIM VARIABLE INSURANCE TRUST (formerly ING Variable Insurance Trust)

Pilgrim Global Brand    Seeks to provide investors with long-term capital
   Names Fund           appreciation.
   (formerly Global
   Brand NamesING       Invests at least 65% of its total assets in equity
   Fund)                securities of companies that have a well recognized
                        franchise, a global presence and derive most of their
                        revenues from sales of consumer goods.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND

Prudential Jennison     Seeks long-term growth of capital.

                        Invests primarily in companies that have shown growth in
                        earnings and sales, high return on equity and assets or
                        other strong financial data and are also attractively
                        valued in the opinion of the manager. Dividend income
                        from investments will be incidental.
                        --------------------------------------------------------
SP Jennison             Seeks long-term growth of capital.
   International Growth
                        Invests primarily in equity-related securities of
                        issuers located in at least five different foreign
                        countries.
                        --------------------------------------------------------
PILGRIM VARIABLE PRODUCTS TRUST

Pilgrim VP MagnaCap     Seeks growth of capital, with dividend income as a
                        secondary consideration.

                        Invests primarily in equity securities of companies
                        meeting investment policy criteria of consistent and
                        substantially increasing dividends, reinvested earnings,
                        strong balance sheet and attractive price. Invests
                        primarily in companies included in the largest 500 U.S.
                        companies.
                        --------------------------------------------------------
Pilgrim VP SmallCap     Seeks long-term capital appreciation.
   Opportunities
                        Invests primarily in the common stock of smaller,
                        lesser-known U.S. companies that the portfolio manager
                        believes have above average prospects for growth.
                        --------------------------------------------------------
Pilgrim VP Growth       Seeks long-term growth of capital.
   Opportunities
                        Invests primarily in U.S. companies that the portfolio
                        manager believes have above average prospects for
                        growth.
                        --------------------------------------------------------
PROFUNDS

ProFund VP Bull         Seeks daily investment results that correspond to the
                        performance of the Standard & Poor's 500 Stock Index.

                        Invests in securities and other financial instruments,
                        such as futures and options on futures in pursuit of the
                        portfolio's objective regardless of market conditions,
                        trends or direction and seeks to provide correlation
                        with the benchmark on a daily basis.
                        --------------------------------------------------------
ProFund VP Small-Cap    Seeks daily investment results that correspond to the
                        performance of the Russell 2000 Index.

                        Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.
                        --------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO    INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ProFund VP Europe 30    Seeks daily investment results that correspond to the
                        performance of the ProFunds Europe 30 Index.

                        Invests in securities and other financial instruments, such as futures and options on futures and American Depository Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.
                        --------------------------------------------------------

INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the overall manager of Pilgrim Variable Insurance Trust. ING MFMC supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING Pilgrim does not bear any portfolio expenses.

The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

ING Pilgrim serves as the overall manager of Pilgrim Variable Products Trust. ING Pilgrim supervises all aspects of the Trust's operations and provides investment advisory services to the portfolios of the Trust, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of some portfolios, ING Pilgrim does not bear any portfolio expenses.

ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.


We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

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                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred variable annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and ProFunds through Separate Account B.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you or the annuitant dies. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner or the annuitant dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.


A change of owner may have tax consequences.


PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $25,000 or more. You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.


We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccount(s) specified by you within 2 business days.


We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments, and then add or subtract transfers (and any related charges) to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, any distribution fee, and any charge for premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any incurred distribution fee (annual sales load), any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the 38 subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, or the ProFunds.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------


Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If you take more than one regular withdrawal during a contract year, we impose a withdrawal charge for each additional withdrawal. See "Charges and Fees -- Withdrawal Charge."


You need to submit to us a written request specifying the subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000. If you take more than one regular withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of each additional amount withdrawn. A regular withdrawal or a combination of a regular withdrawal or a combination of a regular withdrawal and systematic withdrawals received or expected to be received during the contract year may not exceed 25% of the contract value as of the date of the current withdrawal. Also, any combination of a regular withdrawal and IRA withdrawals received or expected to be received during a contract year may not exceed 25% of the contract value as of the date of the regular withdrawal.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on a monthly or quarterly basis from the contract value in the subaccounts in which you are invested. You may elect payments to start as early as 28 days after the contract date. You choose the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not choose a date, we will make the withdrawals on the same calendar day of each month as the contract date. Each withdrawal payment must be at least $100.

The amount of your withdrawal can either be a (i) fixed dollar amount, or (ii) an amount based on a percentage of your contract value from the subaccounts in which you are invested. Both options are subject to the following maximums:

                      FREQUENCY             MAXIMUM PERCENTAGE
                      Monthly                       1.25%
                      Quarterly                     3.75%

If you select a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on the withdrawal date, we will reduce the amount withdrawn so that it equals such percentage. If you select a percentage and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we will increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the $100. If it is above the maximum percentage we will send the amount, and then cancel the option.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option commence in a contract year where a regular withdrawal has been taken, but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

In no event may a systematic partial withdrawal or a combination of a regular withdrawal and systematic partial withdrawals received or expected to be received during the contract year, exceed 25% of the accumulation value as of the date of the current withdrawal.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract, and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.


You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.


You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------


You may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.


Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount.


To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.


DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $10,000 of contract value in the Limited Maturity Bond subaccount or the Liquid Asset subaccount. These subaccounts serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $250. If your source account is the Limited Maturity Bond subaccount or the Liquid Asset subaccount, the maximum amount that can be transferred each month is your contract value in such source account divided by 12.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless your beneficiary is the surviving spouse and elects to continue the Contract. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

     1)   the contract value; and

     2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset subaccount will be the lesser of the 7% annual effective rate or the net rate of return for the subaccount during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

     1)   the cash surrender value; and

     2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of:
(1) the contract value: and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of: (1) the cash surrender value; and (2) the total premium payments made under the contract subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death proceeds within seven days after our Customer Service Center has received sufficient information to make the payment.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

DEATH BENEFIT DURING THE INCOME PHASE
If the contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.


--------------------------------------------------------------------------------
                                CHARGES AND FEES
--------------------------------------------------------------------------------


We deduct the Contract charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.


CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     DISTRIBUTION FEE. We deduct a sales load in an annual amount of 0.65% of each premium at the end of each contract year for a period of 10 years from the date we receive and accept each premium payment.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence. We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 fee for each transfer after the twelfth transfer in a contract year. If such charge is assessed, we would deduct the charge from the subaccounts from which each such transfer is made in proportion to the amount being transferred from each such subaccount, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging and confirm the automatic rebalancing is not available transfers we make to and from any subaccount specially designated by the Company for such purpose.

     WITHDRAWAL CHARGE. If you take more than one regular withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional regular withdrawal. The charge is deducted from the subaccounts from which each such regular withdrawal is made in proportion to the amount being withdrawn from each subaccount, unless you have chosen to use the Liquid Asset subaccount.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The daily charge is at the rate of 0.003446% (equivalent to an annual rate of 1.25%) of the assets you have in each subaccount.

     ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each subaccount.

TRUST EXPENSES

There are fees and charges deducted from each investment portfolio of the Trusts. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 2000, total portfolio fees and charges ranged from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.


Additionally, we may receive compensation from the investment advisers, administrators, distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

--------------------------------------------------------------------------------
                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date, but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax advisor for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.


     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.


     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity Payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, they will comply with the requirements of such Act.


PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.


     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value, including a refund of any charges deducted. The Contract will be void as of the day we receive your Contract and your request. Some states require that we return the premium paid rather than the contract value. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). If you exercise your right to cancel, we will return the greater of (a) the premium invested and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees. We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT

Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account B and other separate accounts of Golden American. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to the broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be up to 0.75% of average annual contact assets per year over the life of the contract.


--------------------------------------------------------------------------------
                            UNDERWRITER COMPENSATION
--------------------------------------------------------------------------------
   NAME OF PRINCIPAL                AMOUNT OF                       OTHER
     UNDERWRITER             COMMISSION TO BE PAID              COMPENSATION

Directed Services, Inc.         Maximum of 0.75%            Reimbursement of any
                                of average annual             covered expenses
                                 contract assets                  incurred
                                    per year                    by registered
                                    over the                   representatives
                              life of the contract.             in connection
                                                                  with the
                                                                distribution
                                                              of the Contracts.
--------------------------------------------------------------------------------


Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed the above maximum).

We may make additional cash payments to broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.

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                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Separate Account B.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Assistant Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


EXPERTS

The audited consolidated financial statements of Golden American at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the audited financial statements Separate Account B at December 31, 2000 and for the year then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement, and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals for whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.


     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.


     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA, if they are distributed during the five taxable years beginning with the year in which the conversion was made.


TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


ENHANCED DEATH BENEFIT
The Contract includes an enhanced death benefit that in some cases may exceed the greater of the premium payments or the contract value. The IRS has not ruled whether an enhanced death benefit could be characterized as an incidental benefit, the amount of which is limited in any Code section 401(a) pension or profit-sharing plan or Code section 403(b) tax-sheltered annuity. Employers using the Contract may want to consult their tax adviser regarding such information. Further, the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Contract comports with IRA qualification requirements.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. You should consult a competent tax adviser for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a competent tax adviser with respect to legislative developments and their effect on the Contract.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

            ITEM                                                            PAGE
     Introduction.......................................................       1
     Description of Golden American Life Insurance Company..............       1
     Safekeeping of Assets..............................................       1
     The Administrator..................................................       1
     Independent Auditors...............................................       1
     Distribution of Contracts..........................................       1
     Performance Information............................................       2
     IRA Partial Withdrawal Option......................................       7
     Other Information..................................................       7
     Financial Statements of Golden American Life Insurance Company.....       8
     Financial Statements of Separate Account B.........................       8

--------------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

1096660   DVA 100   6.0%   05/00

                       This page intentionally left blank.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. No information is provided for the All Cap, Asset Allocation Growth, Diversified Mid-Cap, Growth and Income, Internet Tollkeeper, Investors, Large Cap Value, Special Situations, Pilgrim VIP Growth Opportunities, Pilgrim VIP MagnaCap, Pilgrim VIP SmallCap Opportunities, Pilgrim Global Brand Names, ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30, SP Jennison International Growth and Prudential Jennison subaccounts because these subaccounts did not have any assets attributable to the Contract as of December 31, 2000. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

LIQUID ASSET

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 15.54            72,995          $ 1,134
  1999               14.85            65,836              978
  1998               14.83            50,601              727
  1997               13.87            37,946              526
  1996               13.38            19,543              262
  1995               12.92            70,999              917
  1994               12.41            71,013              881
  1993               12.13            11,507              140
  12/31/92           11.98                --               --


LIMITED MATURITY BOND

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 17.83            11,210          $   200
  1999               16.77            15,728              264
  1998               16.81            22,995              387
  1997               15.95            22,582              360
  1996               15.10            32,874              498
  1995               14.13            14,356              212
  1994               13.36            20,243              271
  1993               13.71            55,281              758
  12/31/92           13.09                --               --

                                       A1

CORE BOND
    (FORMERLY GLOBAL FIXED INCOME)

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 11.77                --               --
  1999               11.82                --               --
  1998               13.11                --               --
  5/1/98             12.08                --               --


FULLY MANAGED

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 26.15            26,037          $   681
  1999               21.73            28,071              610
  1998               20.61            33,313              686
  1997               19.72            36,340              717
  1996               17.33            21,625              375
  1995               15.10            29,312              443
  1994               12.68            32,224              410
  1993               13.86            38,509              534
  12/31/92           13.06                --               --


TOTAL RETURN

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 20.80             7,789          $   162
  1999               18.10             5,119               93
  1998               17.75             6,695              119
  1997               16.12             4,909               79
  1/20/97            13.82                --               --

                                       A2

EQUITY INCOME

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 24.02            41,480          $   996
  1999               21.56            52,427            1,130
  1998               22.01            64,749            1,425
  1997               20.61            86,050            1,773
  1996               17.79            99,857            1,777
  1995               16.58           140,336            2,327
  1994               14.13           136,683            1,933
  1993               14.50            36,280              527
  12/31/92           13.22                --               --


REAL ESTATE

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 26.76             6,471          $   173
  1999               20.70             7,595              157
  1998               21.82             9,562              209
  1997               25.55            22,395              572
  1996               21.10            14,864              314
  1995               15.80            14,556              230
  1994               13.74            16,064              221
  1993               13.10             7,264               95
  12/31/92           11.32                --               --


VALUE EQUITY

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 19.49            11,001          $   214
  1999               18.16            13,030              237
  1998               18.32            20,539              376
  1997               18.28            24,986              457
  1996               14.56            27,355              398
  1995               13.34            10,226              136
  1/3/95             10.00                --               --

                                       A3

RISING DIVIDENDS

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 24.99            51,586          $ 1,289
  1999               25.88            62,149            1,608
  1998               22.64            92,161            2,086
  1997               20.11            85,890            1,727
  1996               15.70            77,854            1,222
  1995               13.19            50,637              668
  1994               10.20            45,055              460
  1993               10.28            11,960              123
  10/4/93            10.00                --               --


MANAGED GLOBAL

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 20.30            34,903          $   708
  1999               24.08            38,870              936
  1998               14.95            47,894              716
  1997               11.72            76,803              900
  1996               10.59            64,797              686
  1995                9.56            56,983              544
  1994                9.03            69,795              630
  1993               10.48            63,254              663
  1992               10.01                --               --
  10/21/92           10.00                --               --


HARD ASSETS

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 16.39            11,245          $   184
  1999               17.44            21,674              378
  1998               14.33            23,997              344
  1997               20.63            32,428              669
  1996               19.70            36,118              712
  1995               14.99            19,158              287
  1994               13.73            22,343              307
  1993               13.57             3,478               47
  12/31/92            9.17                --               --

                                       A4

RESEARCH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 26.46            18,310          $   485
  1999               28.10            18,345              515
  1998               22.93            20,718              475
  1997               18.89            10,225              193
  1/20/97            16.51                --               --


CAPITAL GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 17.25            10,130          $   175
  1999               21.10            11,902              251
  1998               17.03             9,399              160
  1997               15.42             9,355              144
  1996               12.49             2,225               28
  9/3/96             10.95                --               --


CAPITAL APPRECIATION

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 25.24            25,938          $   655
  1999               30.18            29,781              899
  1998               24.55            49,076            1,205
  1997               22.08            46,932            1,036
  1996               17.36            35,436              615
  1995               14.63            26,783              392
  1994               11.40            31,314              357
  1993               11.74            48,394              568
  12/31/92           10.99                --               --

                                       A5

SMALL CAP

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 18.44            14,420          $   266
  1999               22.87            14,018              320
  1998               15.39            18,405              283
  1997               12.90            38,537              497
  1996               11.85            40,332              478
  1/2/96             10.00                --               --


MID-CAP GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 42.42            21,976          $   932
  1999               39.75             9,549              380
  1998               22.50            12,309              277
  1997               18.57             5,670              193
  1996               15.74            10,361               89
  9/3/96             14.69                --               --


STRATEGIC EQUITY

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 18.95             9,209          $   175
  1999               21.94             6,159              135
  1998               14.23            22,096              315
  1997               14.31            34,778              498
  1996               11.78            35,219              415
  1995               10.00            26,760              267
  10/2/95            10.00                --               --


GROWTH

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 22.07            28,303          $   625
  1999               28.67            28,942              830
  1998               16.31            11,112              181
  1997               13.04             2,137               28
  1/20/97            12.01                --               --

                                       A6

DEVELOPING WORLD

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $  7.59                --               --
  1999               11.62               683          $     8
  1998                7.29                --               --
  5/1/98             10.42                --               --


THE PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD BOND

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 10.03               947          $     9
  1999               10.25               951               10
  5/1/99             10.00                --               --


PIMCO STOCKSPLUS GROWTH AND INCOME

-----------------------------------------------------------------
                                    TOTAL # OF
                                   ACCUMULATION
                   AUV AT            UNITS AT           TOTAL
                YEAR END (AND      YEAR END (AND       AUV AT
               AT BEGINNING OF    AT BEGINNING OF     YEAR END
               FOLLOWING YEAR)    FOLLOWING YEAR)  (IN THOUSANDS)
-----------------------------------------------------------------
  2000             $ 11.73             2,489          $    29
  1999               13.14               292                4
  5/1/99             10.00                --               --

                                       A7

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware
--------------------------------------------------------------------------------

10966 Series 100                                                        05/01/00

                                PART B

                  Statement of Additional Information

                       Statement of Additional Information

                           GOLDENSELECT DVA SERIES 100

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2001

                                TABLE OF CONTENTS

ITEM                                                                       PAGE

Introduction                                                                  1
Description of Golden American Life Insurance Company                         1
Safekeeping of Assets                                                         1
The Administrator                                                             1
Independent Auditors                                                          1
Distribution of Contracts                                                     1
Performance Information                                                       2
IRA Partial Withdrawal Option                                                 7
Other Information                                                             7
Financial Statements of Golden American Life Insurance Company                8
Financial Statements of Separate Account B                                    8

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $605 billion in assets as of December 31, 2000.

As of December 31, 2000, Golden American had approximately $617.1 million in stockholder's equity and approximately $11.9 billion in total assets, including approximately $9.8 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $930,000 and $1,109,000 pursuant to the service agreement in 2000 and 1999, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1998 and December 31, 1999. For the year ended December 31, 2000 only a single broker/dealer institution sold more than 10% of Golden American's variable insurance products. For the years ended 2000, 1999 and 1998 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of

New York, to Directed Services, Inc. aggregated $208,883,000, $181,536,000 and $117,470,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $21,296,000, $10,136,000 and $4,771,000 for the years ended 2000, 1999 and 1998, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return) +1)**365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2000 to December 31, 2000 were 4.82% and 4.93% respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

     Yield = 2 x [((a - b)/(c x d) + 1)**6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investmenr portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**(n)=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the maximum mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized
----------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                            4.62%       3.76%       3.24%       3.76%      1/25/89
Limited Maturity Bond                   6.28%       3.89%       4.46%       4.96%      1/25/89
Core Bond                              -0.40%       0.38%        n/a        2.65%      10/7/94
Fully Managed                          20.33%      11.61%      10.31%       8.39%      1/25/89
Total Return                           14.93%      11.52%        n/a       12.48%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a       -6.25%     10/02/00
Equity Income                          11.41%       7.69%       8.01%       7.62%      1/25/89
All Cap                                  n/a         n/a         n/a       16.00%       2/1/00
Growth and Income                        n/a         n/a         n/a       -0.58%     10/02/00
Real Estate                            29.23%      11.10%      13.38%       8.60%      1/25/89
Value Equity                            7.31%       7.87%        n/a       11.77%       1/1/95
Investors                                n/a         n/a         n/a       12.66%       2/1/00
Rising Dividends                       -3.43%      13.63%        n/a       13.49%      10/4/93
Managed Global                        -15.71%      16.26%        n/a        9.03%     10/21/92
Large Cap Value                          n/a         n/a         n/a        5.50%       2/1/00
Hard Assets                            -6.01%       1.81%       5.08%       4.23%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -1.24%     10/02/00
Research                               -5.82%      15.10%        n/a       16.91%      10/7/94
Capital Growth                        -18.24%        n/a         n/a       12.17%       4/1/96
Capital Appreciation                  -16.36%      11.52%        n/a       11.29%       5/4/92
Small Cap                             -19.35%        n/a         n/a       13.04%       1/2/96
Mid-Cap Growth                          6.72%      26.26%        n/a       26.11%      10/7/94
Strategic Equity                      -13.63%      13.64%        n/a       12.96%      10/2/95
Special Situations                       n/a         n/a         n/a      -11.13%     10/02/00
Growth                                -23.04%        n/a         n/a       18.14%       4/1/96
Developing World                      -34.69%        n/a         n/a       -9.17%      2/18/98

THE PIMCO TRUST
High Yield Bond                        -2.20%*       n/a         n/a        0.09%*      5/1/98
StocksPLUS Growth and Income          -10.70%*       n/a         n/a        6.18%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -12.44%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -21.53%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -14.39%     10/02/00

* Total return calculation reflects certain waivers of portfolio fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**(n)]=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges but not the deduction of the sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge and the administrative charge for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized
--------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                            4.99%       4.13%       3.60%       4.13%      1/25/89
Limited Maturity Bond                   6.66%       4.26%       4.83%       5.34%      1/25/89
Core Bond                              -0.05%       0.73%        n/a        3.02%      10/7/94
Fully Managed                          20.76%      12.01%      10.71%       8.78%      1/25/89
Total Return                           15.34%      11.92%        n/a       12.88%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a       -6.20%     10/02/00
Equity Income                          11.81%       8.07%       8.40%       8.00%      1/25/89
All Cap                                  n/a         n/a         n/a       16.36%       2/1/00
Growth and Income                        n/a         n/a         n/a       -0.53%     10/02/00
Real Estate                            29.69%      11.49%      13.78%       8.98%      1/25/89
Value Equity                            7.69%       8.25%        n/a       12.17%       1/1/95
Investors                                n/a         n/a         n/a       13.03%       2/1/00
Rising Dividends                       -3.09%      14.03%        n/a       13.89%      10/4/93
Managed Global                        -15.41%      16.67%        n/a        9.40%     10/21/92
Large Cap Value                          n/a         n/a         n/a        5.83%       2/1/00
Hard Assets                            -5.68%       2.17%       5.46%       4.60%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -1.19%     10/02/00
Research                               -5.49%      15.51%        n/a       17.32%      10/7/94
Capital Growth                        -17.95%        n/a         n/a       12.57%       4/1/96
Capital Appreciation                  -16.07%      11.92%        n/a       11.68%       5/4/92
Small Cap                             -19.06%        n/a         n/a       13.44%       1/2/96
Mid-Cap Growth                          7.10%      26.71%        n/a       26.55%      10/7/94
Strategic Equity                      -13.32%      14.04%        n/a       13.36%      10/2/95
Special Situations                       n/a         n/a         n/a      -11.09%     10/02/00
Growth                                -22.76%        n/a         n/a       18.56%       4/1/96
Developing World                      -34.45%        n/a         n/a       -8.85%      2/18/98

THE PIMCO TRUST
High Yield Bond                        -1.85%*       n/a         n/a        0.44%*      5/1/98
StocksPLUS Growth and Income          -10.39%*       n/a         n/a        6.56%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a    -12.25%*        5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a    -21.36 %        5/1/00
SP Jennison International Growth         n/a         n/a         n/a     -14.35%      10/02/00

--------------------------------------------------------------------------------
* Total return calculation reflects certain waivers of portfolio fees and expenses.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money

Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1. AUV, beginning of period                                     $1.80000000
     2. Value of securities, beginning of period                          $21.20
     3. Change in value of securities                                       $.50
     4. Gross investment return (3) divided by (2)                     .02358491
     5. Less daily mortality and expense charge                         00003446
     6. Less asset based administrative charge                         .00000276
     7. Net investment return (4) minus (5) minus (6)                  .02355738
     8. Net investment factor (1.000000) plus (7)                     1.02355738
     9. AUV, end of period (1) multiplied by (8)                     $1.84240328

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1. Initial Premium Payment                                          $100.00
     2. AUV on effective date of purchase (see Example 1)             $1.8000000
     3. Number of Units purchased [(1) divided by (2)]                  55.55556
     4. AUV for valuation date following purchase
        (see Example 1)                                              $1.84240328
     5. Accumulation Value in account for valuation date
        following purchase [(3) multiplied by (4)]                       $102.36

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is notwithdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

The audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
        Consolidated Balance Sheets
        Consolidated Statements of Operations
        Consolidated Statements of Changes in Stockholder's Equity Consolidated Statements of Cash Flows
     Notes to Consolidated Financial Statements


--------------------------------------------------------------------------------
         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 2000 and 1999, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 12, 2001

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                              December 31,  December 31,
                                                                  2000          1999
                                                              -----------   -----------
ASSETS

Investments:

   Fixed maturities, available for sale, at fair value
      (cost: 2000 - $798,751; 1999 - $858,052) ............   $   792,578   $   835,321

   Equity securities, at fair value (cost: 2000 - $8,611;
      1999 - $14,952) .....................................         6,791        17,330

   Mortgage loans on real estate ..........................        99,916       100,087

   Policy loans ...........................................        13,323        14,157

   Short-term investments .................................       106,775        80,191
                                                              -----------   -----------
Total investments .........................................     1,019,383     1,047,086

Cash and cash equivalents .................................        63,207        14,380

Reinsurance recoverable ...................................        19,331        14,834

Reinsurance recoverable from affiliates ...................        14,642            --

Due from affiliates .......................................        38,786           637

Accrued investment income .................................         9,606        11,198

Deferred policy acquisition costs .........................       635,147       528,957

Value of purchased insurance in force .....................        25,942        31,727

Current income taxes recoverable ..........................           511            35

Deferred income tax asset .................................         9,047        21,943

Property and equipment, less allowances for depreciation of
   $5,638 in 2000 and $3,229 in 1999 ......................        14,404        13,888

Goodwill, less accumulated amortization of $11,964 in 2000
   and $8,186 in 1999 .....................................       139,163       142,941

Other assets ..............................................        32,019         2,514

Separate account assets ...................................     9,831,489     7,562,717
                                                              -----------   -----------
Total assets ..............................................   $11,852,677   $ 9,392,857
                                                              ===========   ===========

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (CONTINUED)
                  (Dollars in thousands, except per share data)

                                                                December 31,    December 31,
                                                                    2000            1999
                                                                ------------    ------------
LIABILITIES AND STOCKHOLDER`S EQUITY

Policy liabilities and accruals:

   Future policy benefits:

      Annuity and interest sensitive life products ..........   $  1,062,891    $  1,033,701

      Unearned revenue reserve ..............................          6,817           6,300

   Other policy claims and benefits .........................             82               8
                                                                ------------    ------------
                                                                   1,069,790       1,040,009

Surplus notes ...............................................        245,000         245,000

Revolving note payable ......................................             --           1,400

Due to affiliates ...........................................         19,887          12,650

Other liabilities ...........................................         69,374          53,232

Separate account liabilities ................................      9,831,489       7,562,717
                                                                ------------    ------------
                                                                  11,235,540       8,915,008

Commitments and contingencies

Stockholder's equity:

   Common stock, par value $10 per share, authorized, issued,
      and outstanding 250,000 shares ........................          2,500           2,500

   Additional paid-in capital ...............................        583,640         468,640

   Accumulated other comprehensive loss .....................         (4,046)         (9,154)

   Retained earnings ........................................         35,043          15,863
                                                                ------------    ------------
Total stockholder's equity ..................................        617,137         477,849
                                                                ------------    ------------
Total liabilities and stockholder's equity ..................   $ 11,852,677    $  9,392,857
                                                                ============    ============

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Dollars in thousands)

Year Ended December 31                                  2000         1999         1998
                                                     ---------    ---------    ---------
REVENUES:
   Annuity and interest sensitive life product
      charges ....................................   $ 144,877    $  82,935    $  39,119
   Management fee revenue ........................      22,982       11,133        4,771
   Net investment income .........................      64,140       59,169       42,485
   Realized losses on investments ................      (6,554)      (2,923)      (1,491)
                                                     ---------    ---------    ---------
                                                       225,445      150,314       84,884
Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
      Interest credited to account balances ......     195,088      175,257       94,845
      Benefit claims incurred in excess of account
         balances ................................       4,943        6,370        2,123
Underwriting, acquisition and insurance  expenses:
   Commissions ...................................     213,719      188,383      121,171
   General expenses ..............................      84,936       60,205       37,612
   Insurance taxes, state licenses, and fees .....       4,528        3,976        4,140
   Policy acquisition costs deferred .............    (168,444)    (346,396)    (197,796)
   Amortization:
      Deferred policy acquisition costs ..........      55,154       33,119        5,148
      Value of purchased insurance in force ......       4,801        6,238        4,724
      Goodwill ...................................       3,778        3,778        3,778
   Expenses and charges reimbursed under
      modified coinsurance agreements ............    (225,787)      (9,247)      (5,604)
                                                     ---------    ---------    ---------
                                                       172,716      121,683       70,141

Interest expense .................................      19,867        8,894        4,390
                                                     ---------    ---------    ---------
                                                       192,583      130,577       74,531
                                                     ---------    ---------    ---------
Income before income taxes .......................      32,862       19,737       10,353


Income taxes .....................................      13,682        8,523        5,279
                                                     ---------    ---------    ---------

Net income .......................................   $  19,180    $  11,214    $   5,074
                                                     =========    =========    =========

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Dollars in thousands)

                                                  Additional Accumulated Other  Retained       Total
                                      Common        Paid-in    Comprehensive    Earnings    Stockholder's
                                       Stock        Capital    Income (Loss)    (Deficit)      Equity
                                     --------------------------------------------------------------------
Balance at December 31, 1997 .....   $   2,500     $ 224,997     $     241      $    (425)    $ 227,313
   Comprehensive income:
      Net income .................          --            --            --          5,074         5,074
      Change in net unrealized
         investment gains (losses)          --            --        (1,136)            --        (1,136)
   Comprehensive income ..........       3,938
   Contribution of capital .......          --       122,500            --             --       122,500
   Other .........................          --           143            --             --           143
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 1998 .....       2,500       347,640          (895)         4,649       353,894
   Comprehensive income:
      Net income .................          --            --            --         11,214        11,214
      Change in net unrealized
         investment gains (losses)          --            --        (8,259)            --        (8,259)
   Comprehensive income ..........       2,955
   Contribution of capital .......          --       121,000            --             --       121,000
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 1999 .....   $   2,500     $ 468,640     $  (9,154)     $  15,863     $ 477,849
   Comprehensive income:
      Net income .................          --            --            --         19,180        19,180
      Change in net unrealized
         investment gains (losses)          --            --         5,108             --         5,108
   Comprehensive income ..........      24,288
   Contribution of capital .......          --       115,000            --             --       115,000
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 2000 .....   $   2,500     $ 583,640     $  (4,046)     $  35,043     $ 617,137
                                     =========     =========     =========      =========     =========

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

Year Ended December 31                                     2000         1999         1998
                                                        ---------    ---------    ---------
OPERATING ACTIVITIES
Net income ..........................................   $  19,180    $  11,214    $   5,074
Adjustments to reconcile net income to net
   cash provided by (used in) operations:
   Adjustments related to annuity and interest
      sensitive life products:
      Interest credited and other charges on interest
         sensitive products .........................     195,088      175,257       94,845
      Charges for mortality and administration ......        (313)         524         (233)
      Change in unearned revenues ...................         517        2,460        2,651
   Increase (decrease) in policy liabilities and
      accruals ......................................          74            8          (10)
   Decrease (increase) in accrued investment
      income ........................................       1,592       (1,553)      (3,222)
   Policy acquisition costs deferred ................    (168,444)    (346,396)    (197,796)
   Amortization of deferred policy acquisition costs       55,154       33,119        5,148
   Amortization of value of purchased insurance
      in force ......................................       4,801        6,238        4,724
   Change in other assets, due to/from affiliates,
      other liabilities and accrued income taxes ....     (63,840)      24,845        9,979
   Provision for depreciation and amortization ......       8,616        8,850        8,147
   Provision for deferred income taxes ..............      13,728        8,523        5,279
   Realized losses on investments ...................       6,554        2,923        1,491
                                                        ---------    ---------    ---------
Net cash provided by (used in) operating activities .      72,707      (73,988)     (63,923)
                                                        ---------    ---------    ---------

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ............     205,136      220,547      145,253
   Mortgage loans on real estate ....................      12,701        6,572        3,791
   Equity securities ................................       6,128           --           --
   Policy loans - net ...............................         834           --           --
                                                        ---------    ---------    ---------
                                                          224,799      227,119      149,044

Acquisition of investments:
   Fixed maturities - available for sale ............    (154,028)    (344,587)    (476,523)
   Equity securities ................................          --           --      (10,000)
   Mortgage loans on real estate ....................     (12,887)      (9,659)     (16,390)
   Policy loans - net ...............................          --       (2,385)      (2,940)
   Short-term investments - net .....................     (26,584)     (39,039)     (26,692)
                                                        ---------    ---------    ---------
                                                         (193,499)    (395,670)    (532,545)

Issuance of reciprocal loan agreement receivables ...     (16,900)          --           --
Receipt of repayment of reciprocal loan agreement
   receivables ......................................      16,900           --           --
Net purchase of property and equipment ..............      (3,285)      (8,968)      (6,485)
                                                        ---------    ---------    ---------
Net cash provided by (used in) investing activities .      28,015     (177,519)    (389,986)

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                             (Dollars in thousands)

Year Ended December 31                                   2000         1999         1998
                                                      ---------    ---------    ---------
FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement
   borrowings .....................................   $ 178,900    $ 396,350    $ 500,722
Repayment of reciprocal loan agreement
   borrowings .....................................    (178,900)    (396,350)    (500,722)
Proceeds from revolving note payable ..............      67,200      220,295      108,495
Repayment of revolving note payable ...............     (68,600)    (218,895)    (108,495)
Proceeds from surplus note ........................          --      160,000       60,000
Repayment of line of credit borrowings ............          --           --       (5,309)
Receipts from annuity and interest sensitive
   life policies credited to account balances .....     801,793      773,685      593,428
Return of account balances on annuity
   and interest sensitive life policies ...........    (141,440)    (146,607)     (72,649)

Net reallocations to separate account .............    (825,848)    (650,270)    (239,671)
Contributions of capital by parent ................     115,000      121,000      103,750
                                                      ---------    ---------    ---------
Net cash provided by (used in) financing activities     (51,895)     259,208      439,549
                                                      ---------    ---------    ---------

Increase (decrease) in cash and cash
   equivalents ....................................      48,827        7,701      (14,360)

Cash and cash equivalents at beginning of
   period .........................................      14,380        6,679       21,039
                                                      ---------    ---------    ---------
Cash and cash equivalents at end of period ........   $  63,207    $  14,380    $   6,679
                                                      =========    =========    =========

SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION
Cash paid during the period for:
   Interest .......................................   $  22,444    $   6,392    $   4,305
   Income taxes ...................................         957           --           99
Non-cash financing activities:
   Non-cash adjustment to additional paid-in
      capital for adjusted merger costs ...........          --           --          143
   Contribution of capital from parent to
      repay line of credit borrowings .............          --           --       18,750

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. First Golden is licensed to sell insurance products in New York and Delaware. The Companies' variable annuity products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997 ("the merger date"), PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2000 and 1999, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans on Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business ($63.8 million during 2000, $153.0 million during 1999, and $73.4 million during 1998), have been deferred. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 14.00% during 2000, 3.00% to 11.00% during 1999, and 3.00% to 10.00% during 1998. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for the variable insurance products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable insurance products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2001, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities. Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

PENDING ACCOUNTING STANDARDS: DERIVATIVE FINANCIAL INSTRUMENTS
During 1998, the Financial Accounting Standards Board issued Statement No. 133 ("SFAS 133"), Accounting for Derivative Financial Instruments and Hedging Activities. SFAS 133 requires that all derivative instruments, including certain derivative instruments embedded in other contracts, be recorded on the balance sheet and measured at its fair value. The change in a derivative's fair value is generally to be recognized in current period earnings.

If certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value or as a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. The Companies

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

adopted SFAS 133 on January 1, 2000. The cumulative effect of the accounting change upon adoption was not material.

RECLASSIFICATIONS
Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $71,134,000 in 2000, $85,578,000 in 1999, $68,002,000
in 1998. Total statutory capital and surplus was $406,923,000 and $368,928,000 at December 31, 2000 and 1999, respectively.

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual will be effective January 1, 2001, and has been adopted, at least in part, by the States of Delaware and New York, which are the states of domicile for Golden American and First Golden, respectively. The revised manual will result in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Companies' statutory-basis capital and surplus as of January 1, 2001 will not be significant.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS
Major categories of net investment income are summarized below:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities ......................   $ 55,302       $ 50,352      $ 35,224
Equity securities .....................        248            515            --
Mortgage loans on real estate .........      7,832          7,074         6,616
Policy loans ..........................        516            485           619
Short-term investments ................      2,253          2,583         1,311
Other, net ............................        543            388           246
                                          --------       --------      --------
Gross investment income ...............     66,694         61,397        44,016
Less investment expenses ..............     (2,554)        (2,228)       (1,531)
                                          --------       --------      --------
Net investment income .................   $ 64,140       $ 59,169      $ 42,485
                                          ========       ========      ========

Realized losses on investments follows:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities, available for sale ..   $ (6,289)      $ (2,910)     $ (1,428)
Equity securities .....................       (213)            --            --
Mortgage loans on real estate .........        (52)           (13)          (63)
                                          --------       --------      --------
Realized losses on investments ........   $ (6,554)      $ (2,923)     $ (1,491)
                                          ========       ========      ========

The change in unrealized appreciation (depreciation) of securities at fair value follows:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities, available for sale ..   $ 16,558       $(24,944)     $  1,100
Equity securities .....................     (4,198)         5,301        (2,390)
                                          --------       --------      --------
Unrealized appreciation (depreciation)
   of securities ......................   $ 12,360       $(19,643)     $ (1,290)
                                          ========       ========      ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

At December 31, 2000 and December 31, 1999, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                 Gross      Gross     Estimated
                                  Amortized   Unrealized  Unrealized    Fair
                                     Cost        Gains      Losses      Value
                                   --------    --------    --------    --------
                                              (Dollars in thousands)
December 31, 2000
-----------------
U.S. government and governmental
   agencies and authorities ....   $ 18,607    $    580    $    (16)   $ 19,171
Public utilities ...............     54,132         294      (1,600)     52,826
Corporate securities ...........    355,890       1,318      (8,006)    349,202
Other assets-backed securities .    223,787       2,166      (1,831)    224,122
Mortgage-backed securities .....    146,335       1,465        (543)    147,257
                                   --------    --------    --------    --------
Total ..........................   $798,751    $  5,823    $(11,996)   $792,578
                                   ========    ========    ========    ========

December 31, 1999
-----------------
U.S. government and governmental
   agencies and authorities ....   $ 21,363          --    $   (260)   $ 21,103
Public utilities ...............     53,754    $     25      (2,464)     51,315
Corporate securities ...........    396,494          53     (12,275)    384,272
Other assets-backed securities .    207,044         850      (4,317)    203,577
Mortgage-backed securities .....    179,397          39      (4,382)    175,054
                                   --------    --------    --------    --------
Total ..........................   $858,052    $    967    $(23,698)   $835,321
                                   ========    ========    ========    ========

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 2000, net unrealized investment loss on fixed maturities designated as available for sale totaled $6,173,000. Depreciation of $1,447,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $801,000 to VPIF, $3,146,000 to DPAC, and $779,000 to deferred income taxes). At December 31, 1999, net unrealized investment loss on fixed maturities designated as available for sale totaled $22,731,000. Depreciation of $6,955,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $1,785,000 to VPIF, $10,246,000 to DPAC, and $3,745,000 to
deferred income taxes).

At December 31, 2000, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $1,820,000. At December 31, 1999, net unrealized appreciation on equity securities was comprised entirely of gross appreciation of $2,378,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)
                                                      Amortized       Estimated
December 31, 2000                                       Cost          Fair Value
--------------------------------------------------------------------------------
                                                        (Dollars in thousands)
Due within one year .........................         $ 51,001         $ 50,836
Due after one year through five years .......          323,753          317,862
Due after five years through ten years ......           45,812           44,891
Due after ten years .........................            8,063            7,610
                                                      --------         --------
                                                       428,629          421,199
Other asset-backed securities ...............          223,787          224,122
Mortgage-backed securities ..................          146,335          147,257
                                                      --------         --------
Total .......................................         $798,751         $792,578
                                                      ========         ========

An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                              Gross       Gross        Proceeds
                                              Amortized     Realized     Realized        From
                                                 Cost         Gains       Losses         Sale
                                               --------     --------     --------      --------
                                                            (Dollars in thousands)
For the year ended December 31, 2000:
Scheduled principal repayments, calls, and
   tenders ...............................     $ 91,158     $    122     $     (1)     $ 91,279
Sales ....................................      120,125          285       (6,553)      113,857
                                               --------     --------     --------      --------
Total ....................................     $211,283     $    407     $ (6,554)     $205,136
                                               ========     ========     ========      ========

For the year ended December 31, 1999:
Scheduled principal repayments, calls, and
   tenders ...............................     $141,346     $    216         (174)     $141,388
Sales ....................................       80,472          141     $ (1,454)       79,159
                                               --------     --------     --------      --------
Total ....................................     $221,818     $    357     $ (1,628)     $220,547
                                               ========     ========     ========      ========

For the year ended December 31, 1998:
Scheduled principal repayments, calls, and
   tenders ...............................     $102,504     $     60     $     (3)     $102,561
Sales ....................................       43,204          518       (1,030)       42,692
                                               --------     --------     --------      --------
Total ....................................     $145,708     $    578     $ (1,033)     $145,253
                                               ========     ========     ========      ========

Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

During the second quarter of 2000, Golden American determined that the carrying value of an impaired bond exceeded its estimated net realizable value. As a result, on June 30, 2000, Golden American recognized a total pre-tax loss of approximately $142,000 to reduce the carrying value of the bond to its net realizable value of $315,000 at December 31, 2000.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During the year 2000, these bonds had no further reduction in carrying value.

Investments on Deposit: At December 31, 2000 and 1999, affidavits of deposits covering bonds with a par value of $6,870,000 and $6,470,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 2000 and December 31, 1999. Fixed maturities included investments in basic industrials (29% in 2000, 29% in 1999), conventional mortgage-backed securities (20% in 2000, 22% in 1999), financial companies (14% in 2000, 16% in 1999), and other asset-backed securities (20% in 2000, 19% in 1999). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (15% in 2000, 12% in 1999) and Utah (9% in 2000, 10% in
1999). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2000 and 1999. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (29% in 2000, 34% in 1999), industrial buildings (35% in 2000, 33% in 1999), retail facilities (18% in 2000, 19% in 1999), and multi-family apartments (10% in 2000, 10% in 1999). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2000.

4.   COMPREHENSIVE INCOME

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Total comprehensive income (loss) for the Companies includes $606,000 for the year ended December 31, 2000 for First Golden and $(452,000) and $1,015,000 for the years ended December 31, 1999 and 1998, respectively. Other comprehensive income excludes net investment gains (losses) included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,670,000), $(1,468,000) and $(2,133,000) in the years ended December 31, 2000, 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(4,742,000), $(1,441,000) and $705,000 in the years ended December 31, 2000, 1999 and 1998, respectively.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

December 31                                           2000                      1999
                                             -----------------------   -----------------------
                                                           Estimated                Estimated
                                              Carrying       Fair       Carrying      Fair
                                                Value        Value        Value       Value
                                             ----------   ----------   ----------   ----------
                                                           (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale ..   $  792,578   $  792,578   $  835,321   $  835,321
   Equity securities .....................        6,791        6,791       17,330       17,330
   Mortgage loans on real estate .........       99,916      100,502      100,087       95,524
   Policy loans ..........................       13,323       13,323       14,157       14,157
   Short-term investments ................      106,775      106,775       80,191       80,191
   Cash and cash equivalents .............       63,207       63,207       14,380       14,380
   Separate account assets ...............    9,831,489    9,831,489    7,562,717    7,562,717

LIABILITIES
   Annuity products ......................    1,047,932      962,810    1,017,105      953,546
   Surplus notes .........................      245,000      204,455      245,000      226,100
   Revolving note payable ................           --           --        1,400        1,400
   Separate account liabilities ..........    9,831,489    9,831,489    7,562,717    7,562,717

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   VALUE OF PURCHASED IN FORCE

As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.32% during 2000 (7.33% during 1999, and 7.29% during 1998).

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

6.   VALUE OF PURCHASED IN FORCE (continued)

A reconciliation of the change in the VPIF asset follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                     (Dollars in thousands)
Beginning balance .........................    $ 31,727    $ 35,977    $ 43,174
   Accretion of interest ..................       2,016       2,372       2,802
   Amortization of asset ..................      (6,817)     (8,610)     (7,526)
   Adjustment for unrealized gains (losses)        (984)      1,988        (203)
   Purchase price adjustment to opening
      balance sheet .......................          --          --      (2,270)
                                               --------    --------    --------
Ending balance ............................    $ 25,942    $ 31,727    $ 35,977
                                               ========    ========    ========

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000, is $3.9 million in 2001, $3.6 million in 2002, $3.0 million in 2003, $2.4 million in 2004, and $1.9 million in 2005. Actual amortization may vary based upon changes in assumptions and experience.

7.   INCOME TAXES

Golden American files a consolidated federal income tax return. Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of the Parent's consolidated tax return for 5 years.

At December 31, 2000, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $189,656,000. Approximately $5,094,000, $3,354,000, $50,449,000, $94,078,000 and $36,681,000
of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2018, 2019 and 2020, respectively.

INCOME TAX EXPENSE (BENEFIT)
Income tax expense (benefit) included in the consolidated financial statements follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                    (Dollars in thousands)
Current ...................................    $    (46)   $     --    $     --
Deferred ..................................      13,728       8,523       5,279
                                               --------    --------    --------
                                               $ 13,682    $  8,523    $  5,279
                                               ========    ========    ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

7.   INCOME TAXES (continued)

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                    (Dollars in thousands)

Income before income taxes ................    $ 32,862    $ 19,737    $ 10,353
                                               ========    ========    ========
Income tax at federal statutory rate ......    $ 11,502    $  6,908    $  3,624
Tax effect of:
    Goodwill amortization .................       1,322       1,322       1,322
    Meals and entertainment ...............         292         199         157
    Other items ...........................         566          94         176
                                               --------    --------    --------
Income tax expense ........................    $ 13,682    $  8,523    $  5,279
                                               ========    ========    ========

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 2000 and 1999 follows:

December 31                                                                2000         1999
                                                                        ---------    ---------
                                                                        (Dollars in thousands)
Deferred tax assets:
   Net unrealized depreciation of securities at fair value ..........   $     637    $      --
   Net unrealized depreciation of available for sale fixed maturities         779        3,745
   Future policy benefits ...........................................     163,691      133,494
   Goodwill .........................................................      15,111       16,323
   Net operating loss carryforwards .................................      66,380       56,630
   Other ............................................................       1,333        1,333
                                                                        ---------    ---------
                                                                          247,931    $ 211,525
Deferred tax liabilities:
   Net unrealized appreciation of securities at fair value ..........          --         (832)
   Fixed maturity securities ........................................     (17,774)     (17,774)
   Deferred policy acquisition costs ................................    (184,743)    (154,706)
   Mortgage loans on real estate ....................................        (715)        (715)
   Value of purchased insurance in force ............................      (8,512)     (10,462)
   Other ............................................................     (25,724)      (1,348)
                                                                        ---------    ---------
                                                                         (237,468)    (185,837)
                                                                        ---------    ---------
Valuation allowance .................................................      (1,416)      (3,745)
                                                                        ---------    ---------
Deferred income tax asset ...........................................   $   9,047    $  21,943
                                                                        =========    =========

At December 31, 2000, the Company reported, for financial statement purposes, unrealized losses on certain investments, which have not been recognized for tax purposes. Since it is uncertain as to whether these capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance has been established for the tax effect of the financial statement losses.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

8.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION

DEFINED BENEFIT PLANS
In 2000, 1999 and 1998, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 2000:

                                                            2000         1999
                                                           -------      -------
                                                          (Dollars in thousands)
Change in benefit obligation:
   Benefit obligation at January 1 ...............         $ 4,221      $ 4,454
   Service cost ..................................           1,569        1,500
   Interest cost .................................             554          323
   Actuarial (gain) loss .........................           1,562       (2,056)
                                                           -------      -------
   Benefit obligation at December 31 .............         $ 7,906      $ 4,221
                                                           =======      =======

Funded status:
   Funded status at December 31 ..................         $(7,906)     $(4,221)
   Unrecognized past service cost ................             141           --
   Unrecognized net loss .........................           1,627          210
                                                           -------      -------
   Net amount recognized .........................         $(6,138)     $(4,011)
                                                           =======      =======

The Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation follows:

December 31                                                  2000         1999
                                                            ------       ------
Discount rate ....................................           7.75%        8.00%
Expected return on plan assets ...................           9.25         9.25
Rate of compensation increase ....................           5.00         5.00

The following table provides the net periodic benefit cost for the fiscal years 2000, 1999, and 1998:

Year Ended December 31                              2000       1999       1998
                                                   ------     ------     ------
                                                      (Dollars in thousands)
Service cost ...............................       $1,569     $1,500     $1,138
Interest cost ..............................          554        323         97
                                                   ------     ------     ------
Net periodic benefit cost ..................       $2,123     $1,823     $1,235
                                                   ======     ======     ======

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

8.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION (continued)

There were no gains or losses resulting from curtailments or settlements during 2000, 1999, or 1998.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $7,906,000, $4,701,000, and $0, respectively, as of December 31, 2000 and $4,221,000, $2,488,000, and $0, respectively, as of December 31,
1999.

PHANTOM STOCK OPTION PLAN
The Phantom Stock Option Plan (the "Phantom Plan"), which covers certain key employees, is similar to a standard stock option plan; however, the phantom share option entitles the holder to a cash benefit in Dutch Guilders linked to the rise in value of ING ordinary shares on the Amsterdam Stock Exchange. The plan participants are entitled to any appreciation in the value of ING ordinary shares over the Phantom Plan option price (strike price) of 53.85 Euros for options issued on July 1, 1999, 140.40 Dutch Guilders for options issued on May 26, 1998, and 85.10 Dutch Guilders for options issued on May 23, 1997, not the ordinary shares themselves.

Options are granted at fair value on the date of grant. Options in the Phantom Plan are subject to forfeiture to ING should the individuals terminate their relationship with ING before the three-year initial retention period has elapsed. All options expire five years from the date of grant.

On July 1, 1999, ING issued 34,750 options to employees of Golden American related to this plan at a strike price of 53.85 Euros.

On May 26, 1998, ING issued 42,400 options related to this plan at a strike price of 140.40 Dutch Guilders. Since the strike price at December 31, 1998 was higher than the ING share price, there was no compensation expense related to these options in 1998.

On May 23, 1997, ING issued 3,500 options related to this plan at a strike price of 85.10 Dutch Guilders. Since the strike price was lower than the ING share price at December 31, 1998, Golden American incurred $46,000 of compensation expense related to these options during 1998.

No expense was recognized in 1999 related to the above options. As of December 31, 1999, 58,250 options remain outstanding.

During 2000, the Phantom Plan liability was transferred to ING. As of December 31, 2000, the Companies held no liabilities under the Phantom Plan. There were no expenses incurred related to this plan during the year ended December 31, 2000.

9.   RELATED PARTY TRANSACTIONS

Operating Agreements: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2000, 1999 and 1998, the Companies paid commissions to DSI totaling $208,883,000, $181,536,000, and $117,470,000, respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2000, 1999 and 1998, the fee was $21,296,000, $10,136,000, and $4,771,000,
respectively.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2000, 1999 and 1998, the Companies incurred fees of $2,521,000, $2,227,000 and $1,504,000, respectively, under this agreement.

Golden American has a guaranty agreement with Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2000, Golden American incurred a fee of $7,000 under this agreement. No annual fee was paid in 1999.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $6,193,000, $6,107,000 and $5,833,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,270,000, $1,251,000 and $1,058,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

First Golden provided resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $223,000, $387,000, and $75,000 for the years ended December 31, 2000, 1999 and
1998, respectively.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $455,000 and $244,000 for the years ended December 31, 2000 and 1999, respectively.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $593,000 and $460,000 for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $261,000 and $216,000 for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $115,000 and $103,000 for the years ended December 31, 2000 and 1999, respectively.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

In 2000, 1999, and 1998, the Companies received 11.3%, 10.0%, and 9.6% of total premiums, net of reinsurance, for variable products sold through eight affiliates as noted in the following table:

Year Ended December 31                            2000        1999        1998
                                                -------     -------     -------
                                                    (Dollars in thousands)
LSSI .......................................    $ 127.0     $ 168.5     $ 122.9
Vestax Securities Corporation ..............       47.2        88.1        44.9
DSI ........................................        1.4         2.5        13.6
Multi-Financial Securities Corporation .....       38.6        44.1        13.4
IFG Network Securities, Inc. ...............       23.1        25.8         3.7
Washington Square ..........................       44.6          --          --
Primevest ..................................        6.2          --          --
Compulife ..................................        2.7          --          --
                                                -------     -------     -------
Total ......................................    $ 290.8     $ 329.0     $ 198.5
                                                =======     =======     =======

Modified Coinsurance Agreement: On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $218.8 million. This was offset by a decrease in deferred acquisition costs of $223.7 million. As at December 31, 2000, Golden American also had a payable to Equitable Life of $16.3 million due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Reinsurance Agreement Covering Minimum Guaranteed Benefits: On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement. Under this agreement, Golden American recorded a reinsurance recoverable of $14.6 million at December 31, 2000.

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $481,000, $815,000 and $1,765,000 for the years ended December 31, 2000, 1999 and 1998, respectively. At December 31, 2000, 1999 and 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Line of credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998. The outstanding balance was paid by a capital contribution and with funds borrowed from ING AIH.

Surplus Notes: On December 30, 1999, Golden American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,112,000 for the year ended December 31, 2000. Golden American incurred no interest expense during the year ended December 31, 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $2,961,000 and $0 for the years ended December 31, 2000 and 1999, respectively.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $5,813,000 in 2000 and $1,469,000 in 1999. On December 30, 1999, ING AIH assigned the note to Equitable Life.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 2000 and 1999. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 2000, unchanged from 1999 and 1998. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Stockholder's Equity: During 2000, 1999 and 1998, Golden American received capital contributions from its Parent of $80,000,000, $121,000,000 and $122,500,000, respectively. As at December 31, 2000, Golden American also had a receivable of $35,000,000 from capital contributions made by its Parent.

10.  COMMITMENTS AND CONTINGENCIES

Reinsurance: At December 31, 2000, the Companies had reinsurance treaties with six unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $105,334,000, and $119,575,000 at December 31, 2000 and 1999, respectively. At
December 31, 2000 and 1999, the Companies have a net receivable of $33,973,000 and $14,834,000, respectively, for reserve credits, reinsurance claims, or other receivables from these reinsurers comprised of $16,462,000 and $493,000, respectively, for claims recoverable from reinsurers, $4,007,000 and $1,201,000, respectively, for a payable for reinsurance premiums, and $21,518,000 and $15,542,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $21,655,000, $9,883,000 and $4,797,000 and net policy benefits recoveries of $8,927,000, $3,059,000 and $2,170,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. At December 31, 2000, Golden American had received a total settlement of $218.8 million under this agreement. The carrying value of the separate account liabilities covered under this agreement represent 17.6% of total separate account liabilities outstanding at December 31, 2000. Golden American remains liable to the extent Equitable Life does not meet its obligations under the agreement. The accompanying statement of operations, statement of changes in stockholder's equity and statement of cash flows are presented net of the effects of the agreement.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $736,000, $1,729,000, $1,022,000 for the years ended December 31, 2000, 1999 and
1998, respectively.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

10.  COMMITMENTS AND CONTINGENCIES (continued)

premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $3,000, $3,000 and $1,123,000 for the years ended December 31, 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, the Companies have an undiscounted reserve of $2,430,000, and $2,444,000, respectively, to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $733,000, and $618,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. A broker/dealer, having at least ten percent of total net premiums, generated 11% of the Companies' sales in 2000 (28% and 26% by two broker/dealers during 1999 and 1998, respectively). Two broker dealers, having at least ten percent of total gross premiums, generated 21% of the Companies' sales in 2000 (30% and 27% by two broker/dealers during 1999 and 1998, respectively). The Premium Plus product generated 71% of the Companies' sales during 2000 (79% during 1999 and 63% during 1998).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2020. During the years ended December 31, 2000, 1999 and 1998, rent expense totaled $2,874,000, $2,273,000, and $1,241,000, respectively. At December 31,
2000, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2001 - $3,790,000; 2002 - $3,257,000;
2003 - $2,611,000; 2004 - $2,419,000; 2005 - $2,419,000, and 2006 and thereafter
- $38,700,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable with SunTrust Bank, Atlanta (the "Bank") which expires July 30, 2001. The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 2000, 1999 and 1998, the Companies incurred interest expense of $87,000, $198,000 and $352,000, respectively. At December 31, 2000, there were no amounts outstanding under this agreement. At December 31, 1999, the Companies had a $1,400,000 note payable to the Bank under this agreement.

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
        Statement of Net Assets as of December 31, 2000 Statements of Operations for the year ended December 31, 2000 Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
     Notes to Financial Statements

FINANCIAL STATEMENTS
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Year ended December 31, 2000
with Report of Independent Auditors

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2000

                                    CONTENTS




Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets...........................................12
Notes to Financial Statements.................................................20

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of net assets of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Large Cap, Hard Assets, All-Growth, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging
Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, Asset Allocation Growth, Diversified Mid Cap, Investors, Growth and Income, Special Situation, ING Global Brand Names, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Money Market, International Equity, Asset Allocation, Equity, Growth & Income, High Quality Bond, and Small Company Growth Divisions) as of December 31, 2000 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 2000 and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                            s/ Ernst & Young LLP


Atlanta, Georgia
February 19, 2001



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF NET ASSETS
                                                    DECEMBER 31, 2000
                                                  (Dollars in thousands)

                                                                                                            COMBINED
                                                                                                         ---------------
ASSETS
   Investments at net asset value:
    The GCG Trust:
      Liquid Asset Series, 679,666,317 shares (cost - $679,666)                                               $679,666
      Limited Maturity Bond Series, 19,084,290 shares (cost - $205,175)                                        200,958
      Large Cap Value Series, 9,314,285 shares (cost $99,244)                                                   98,545
      Hard Assets Series, 3,726,113 shares (cost - $41,149)                                                     41,509
      All Cap Series, 9,160,079 shares (cost - $106,227)                                                       104,883
      Real Estate Series, 6,594,529 shares (cost - $95,407)                                                    100,303
      Fully Managed Series, 20,797,318 shares (cost - $328,147)                                                345,651
      Equity Income Series, 25,003,760 shares (cost - $303,717)                                                291,793
      Capital Appreciation Series, 29,267,229 shares (cost - $543,364)                                         477,934
      Rising Dividends Series, 36,563,443 shares (cost - $800,261)                                             860,338
      Emerging Markets Series, 2,463,146 shares (cost - $21,164)                                                19,953
      Market Manager Series, 369,777 shares (cost - $4,962)                                                      6,619
      Value Equity Series, 10,880,300 shares (cost - $173,032)                                                 180,722
      Strategic Equity Series, 21,515,205 shares (cost - $449,691)                                             359,734
      Small Cap Series, 39,448,306 shares (cost - $683,620)                                                    422,097
      Managed Global Series, 19,318,619 shares (cost - $293,245)                                               228,347
      Mid-Cap Growth Series, 62,027,934 shares (cost - $1,613,463)                                           1,158,061
      Capital Growth Series, 31,353,137 shares (cost - $512,403)                                               463,399
      Research Series, 38,211,371 shares (cost - $828,919)                                                     800,528
      Total Return Series, 35,815,792 shares (cost - $581,380)                                                 608,868
      Growth Series, 74,569,267 shares (cost - $1,944,787)                                                   1,474,980
      Global Fixed Income Series, 4,171,868 shares (cost - $41,895)                                             40,000
      Developing World Series, 7,167,044 shares (cost - $56,718)                                                54,398
      Asset Allocation Growth Series, 499,555 shares (cost - $4,711)                                             4,696
      Diversified Mid Cap Series, 1,148,409 shares (cost - $11,228)                                             11,358
      Investors Series, 1,949,173 shares (cost - $21,793)                                                       21,558
      Growth & Income Series, 1,276,476 shares (cost - $12,801)                                                 12,726
      Special Situation Series, 661,201 shares (cost - $6,245)                                                   5,891
    ING Variable Insurance Trust:
      ING Global Brand Names Series, 630,468 shares (cost - $5,770)                                              5,554
    PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 19,550,686 shares (cost - $174,443)                                     162,857
      PIMCO StocksPLUS Growth and Income Portfolio, 23,290,726 shares (cost - $307,491)                        258,484
    Prudential Series Fund Inc.:
      Prudential Jennison Portfolio, 337,959 shares (cost - $9,923)                                              7,732
      SP Jennison International Growth Portfolio, 320,402 shares (cost - $2,818)                                 2,720
    Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 36,421 shares (cost - $769)                                                          831
    Travelers Series Fund Inc.:
      Smith Barney High Income Portfolio, 44,108 shares (cost - $565)                                              446
      Smith Barney Large Cap Value Portfolio, 32,543 shares (cost - $672)                                          692
      Smith Barney International Equity Portfolio, 26,196 shares (cost - $410)                                     455
      Smith Barney Money Market Portfolio, 155,637 shares (cost - $156)                                            156
    Warburg Pincus Trust:
      International Equity Portfolio, 18,138,783 shares (cost - $221,413)                                      194,618


                                       2


                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF NET ASSETS
                                                    DECEMBER 31, 2000
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)


                                                                                                            COMBINED
                                                                                                         ---------------
     The Galaxy VIP Fund:
      Asset Allocation Portfolio, 83,544 shares (cost - $1,456)                                                  1,387
      Equity Portfolio, 54,055 shares (cost - $1,203)                                                            1,071
      Growth & Income Portfolio, 25,185 shares (cost - $277)                                                       284
      High Quality Bond Portfolio, 7,532 shares (cost - $75)                                                        78
      Small Company Growth Portfolio, 6,192 shares (cost - $83)                                                     72
                                                                                                         ---------------
TOTAL NET ASSETS (cost - $11,191,938)                                                                       $9,712,952
                                                                                                         ===============

NET ASSETS
   For variable annuity insurance contracts                                                                 $9,712,274
   Retained in Separate Account B by Golden American Life Insurance Company                                        678
                                                                                                         ---------------
TOTAL NET ASSETS                                                                                            $9,712,952
                                                                                                         ===============



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                       (Dollars in thousands)



                                                         LIMITED
                                           LIQUID       MATURITY       LARGE CAP            HARD           ALL-
                                            ASSET           BOND           VALUE          ASSETS         GROWTH         ALL CAP
                                         DIVISION       DIVISION        DIVISION (b)    DIVISION       DIVISION        DIVISION (b)
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................     $31,117        $12,292            $851            $221        $71,415          $2,338
    Capital gains distributions......           -              -               -               -            252               -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........      31,117         12,292             851             221         71,667           2,338

   Expenses:
    Mortality and expense risk
      and other charges..............       7,819          2,279             551             610            149             516
    Annual administrative charges....         214             42               4              14              5               5
    Minimum death benefit guarantee
      charges........................           6              1               -               1              -               -
    Contingent deferred sales
      charges........................       3,708             34              15              14              -              20
    Other contract charges...........          24              8              14               3              1              11
    Amortization of deferred charges
     related to:
      Deferred sales load............         459             86               -              28             23               -
      Premium taxes..................           2              -               -               -              -               -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................      12,232          2,450             584             670            178             552
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......      18,885          9,842             267            (449)        71,489           1,786

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................           -           (105)            239            (889)       (18,152)            242
    Net unrealized appreciation
      (depreciation) of investments..           -            (15)           (699)           (651)       (51,150)         (1,344)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..     $18,885         $9,722           $(193)        $(1,989)        $2,187            $684
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                  4


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)




                                           REAL           FULLY          EQUITY          CAPITAL         RISING        EMERGING
                                          ESTATE         MANAGED         INCOME        APPRECIATION     DIVIDENDS      MARKETS
                                         DIVISION       DIVISION        DIVISION         DIVISION       DIVISION       DIVISION
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................      $4,110         $15,364          $15,316         $6,303          $4,532            $-
    Capital gains distributions......           -          15,744            7,209         10,783          22,363             -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........       4,110          31,108           22,525         17,086          26,895             -

   Expenses:
    Mortality and expense risk
      and other charges..............       1,018           3,984            3,561          7,009          13,009           354
    Annual administrative charges....          24             102              113            127             256            12
    Minimum death benefit guarantee
      charges........................           -               1                4              1               1             1
    Contingent deferred sales
      charges........................          12              55               37            111             219             3
    Other contract charges...........           4               9               13             30              32             2
    Amortization of deferred charges
     related to:
      Deferred sales load............          46             171              310            205             329            55
      Premium taxes..................           -               -                4              -               -             -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................       1,104           4,322            4,042          7,483          13,846           427
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......       3,006          26,786           18,483          9,603          13,049          (427)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................      (6,745)         11,021           (3,402)        17,565          33,219        (1,161)
    Net unrealized appreciation
      (depreciation) of investments..      20,074          15,994           13,813       (117,226)        (79,215)       (9,340)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..     $16,335         $53,801          $28,894       $(90,058)       $(32,947)     $(10,928)
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 5


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)




                                           MARKET          VALUE       STRATEGIC          SMALL         MANAGED           MID-CAP
                                          MANAGER         EQUITY          EQUITY            CAP          GLOBAL            GROWTH
                                         DIVISION       DIVISION        DIVISION       DIVISION        DIVISION          DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................         $97         $2,011              $-       $141,802         $52,156          $403,747
    Capital gains distributions......         497            739          14,167         27,322          14,643            34,872
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         594          2,750          14,167        169,124          66,799           438,619

   Expenses:
    Mortality and expense risk
      and other charges..............           1          2,362           5,333          6,763           2,946            15,568
    Annual administrative charges....           -             49              73            107              55               247
    Minimum death benefit guarantee
      charges........................           -              -               -              1               1                 1
    Contingent deferred sales
      charges........................           -             41              74             93              32               247
    Other contract charges...........           -              5              38             32              26                78
    Amortization of deferred charges
     related to:
      Deferred sales load............          25             51              41             44             185               190
      Premium taxes..................           -              -               -              -               -                 1
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................          26          2,508           5,559          7,040           3,245            16,332
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         568            242           8,608        162,084          63,554           422,287

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................         386         (2,971)         50,573         65,908          (6,564)          186,968
    Net unrealized appreciation
      (depreciation) of investments..        (868)        13,904        (146,317)      (336,905)        (91,449)         (585,733)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..         $86        $11,175        $(87,136)     $(108,913)       $(34,459)          $23,522
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 6


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                                                                        GLOBAL
                                          CAPITAL                           TOTAL                        FIXED     DEVELOPING
                                           GROWTH         RESEARCH         RETURN          GROWTH       INCOME          WORLD
                                         DIVISION         DIVISION       DIVISION        DIVISION     DIVISION       DIVISION
                                      ---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................      $6,399           $9,386        $26,998         $79,262       $2,164           $226
    Capital gains distributions......       9,560           78,382         17,904          27,487            -            213
                                      ---------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........      15,959           87,768         44,902         106,749        2,164            439

   Expenses:
    Mortality and expense risk
      and other charges..............       7,347           12,000          7,653          25,237          406            981
    Annual administrative charges....         135              211            160             382            6             10
    Minimum death benefit guarantee
      charges........................           -                -              -               1            -              -
    Contingent deferred sales
      charges........................         131              184            198             385            6             11
    Other contract charges...........          26               37             13             114            -              6
    Amortization of deferred charges
     related to:
      Deferred sales load............          29               49             28              80            2              2
      Premium taxes..................           -                -              -               -            -              -
                                      ---------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................       7,668           12,481          8,052          26,199          420          1,010
                                      ---------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......       8,291           75,287         36,850          80,550        1,744           (571)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................       3,118            9,952          3,673         276,219         (159)       (14,693)
    Net unrealized appreciation
      (depreciation) of investments..    (108,099)        (144,747)        31,039        (808,716)      (1,223)        (9,975)
                                      ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..    $(96,690)        $(59,508)       $71,562       $(451,947)        $362       $(25,239)
                                      =============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 7


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                           ASSET
                                            GROWTH    ALLOCATION       DIVERSIFIED                          GROWTH      SPECIAL
                                      OPPORTUNITIES       GROWTH           MID CAP       INVESTORS      AND INCOME    SITUATION
                                          DIVISION      DIVISION (f)      DIVISION (e)   DIVISION (g)  DIVISION (e)    DIVISION (e)
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $340             $4               $23           $615            $10             $6
    Capital gains distributions......          36              -                 -              -              -              -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         376              4                23            615             10              6

   Expenses:
    Mortality and expense risk
      and other charges..............           8              7                25            119             24             14
    Annual administrative charges....           -              -                 1              2              -              -
    Minimum death benefit guarantee
      charges.......................            -              -                 -              -              -              -
    Contingent deferred sales
      charges........................           -              -                 1              1              -              -
    Other contract charges...........           -              -                 -              2              -              -
    Amortization of deferred charges
     related to:
      Deferred sales load............           -              -                 -              -              -              -
      Premium taxes..................           -              -                 -              -              -              -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................           8              7                27            124             24             14
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         368             (3)               (4)           491            (14)            (8)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................        (304)            (8)             (172)           124            (41)            (5)
    Net unrealized appreciation
      (depreciation) of investments..        (460)           (15)              130           (235)           (75)          (354)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..       $(396)          $(26)             $(46)          $380          $(130)         $(367)
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 8


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                                          PIMCO           PIMCO
                                        ING GLOBAL         HIGH      STOCKSPLUS                      SP JENNISON
                                           BRAND          YIELD      GROWTH AND       PRUDENTIAL   INTERNATIONAL
                                           NAMES           BOND          INCOME         JENNISON          GROWTH    APPRECIATION
                                        DIVISION (d)   DIVISION        DIVISION         DIVISION (c)    DIVISION (c)    DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $15        $13,212         $17,726                -               -              $7
    Capital gains distributions......          -              -           9,541             $938               -              13
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         15         13,212          27,267              938               -              20

   Expenses:
    Mortality and expense risk
      and other charges..............         24          2,329           3,972               39              $7              13
    Annual administrative charges....        -               40              61                -               -               -
    Minimum death benefit guarantee
      charges........................        -                -               -                -               -               -
    Contingent deferred sales
      charges........................        -               34              59                5               -               -
    Other contract charges...........        -                7              13                -               -               -
    Amortization of deferred charges
     related to:
      Deferred sales load............        -                6               7                -               -               -
      Premium taxes..................        -                -               -                -               -               -
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................         24          2,416           4,112               44               7              13
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         (9)        10,796          23,155              894              (7)              7

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................       (220)        (7,571)          2,713              (13)             49              24
    Net unrealized appreciation
      (depreciation) of investments..       (216)        (6,847)        (55,206)          (2,191)            (98)            (57)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..      $(445)       $(3,622)       $(29,338)         $(1,310)           $(56)           $(26)
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 9


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                           SMITH            SMITH          SMITH           SMITH
                                          BARNEY           BARNEY         BARNEY          BARNEY
                                            HIGH        LARGE CAP  INTERNATIONAL           MONEY    INTERNATIONAL         ASSET
                                          INCOME            VALUE         EQUITY          MARKET           EQUITY    ALLOCATION
                                        DIVISION         DIVISION       DIVISION        DIVISION         DIVISION      DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $45               $8             $4             $12           $5,642           $22
    Capital gains distributions......          -               15              -               -           21,362            26
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         45               23              4              12           27,004            48

   Expenses:
    Mortality and expense risk
      and other charges..............          -                2              8               3            3,334            12
    Annual administrative charges....          -                1              -               -               40             -
    Minimum death benefit guarantee
      charges........................          -                -              -               -                -             -
    Contingent deferred sales
      charges........................          -                -              -              11               31             -
    Other contract charges...........          -                -              -               -               14             -
    Amortization of deferred charges
     related to:
      Deferred sales load............          -                -              -               -                -             -
      Premium taxes..................          -                -              -               -                -             -
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................          -                3              8              14            3,419            12
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         45               20             (4)             (2)          23,585            36

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................        (20)              (3)            15               -          (25,607)            1
    Net unrealized appreciation
      (depreciation) of investments..        (66)              57           (162)              -          (52,548)          (70)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..       $(41)             $74          $(151)            $(2)        $(54,570)         $(33)
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 10


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                                             HIGH           SMALL
                                                                          QUALITY         COMPANY
                                         EQUITY           GROWTH &           BOND          GROWTH
                                       DIVISION    INCOME DIVISION       DIVISION        DIVISION (a)       COMBINED
                                      ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................         -                  -             $2               -           $925,800
    Capital gains distributions......       $85                 $4              -              $5            314,162
                                      ----------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........        85                  4              2               5          1,239,962

   Expenses:
    Mortality and expense risk
      and other charges..............        10                  3              -               1            137,410
    Annual administrative charges....         -                  -              -               -              2,498
    Minimum death benefit guarantee
      charges........................         -                  -              -               -                 20
    Contingent deferred sales
      charges........................         -                  -              -               -              5,772
    Other contract charges...........         -                  -              -               -                562
    Amortization of deferred charges
     related to:
      Deferred sales load............         -                  -              -               -              2,451
      Premium taxes..................         -                  -              -               -                  7
                                      ----------------------------------------------------------------------------------
   TOTAL EXPENSES....................        10                  3              -               1            148,720
                                      ----------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......        75                  1              2               4          1,091,242

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................         -                  1              -               -            573,205
    Net unrealized appreciation
      (depreciation) of investments..      (137)                 5              3             (11)        (2,517,401)
                                      ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..      $(62)                $7             $5             $(7)         $(852,954)
                                      ==================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 11


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                       (Dollars in thousands)




                                                             LIMITED
                                                 LIQUID     MATURITY      LARGE CAP         HARD          ALL-
                                                  ASSET         BOND          VALUE        ASSETS       GROWTH         ALL CAP
                                               DIVISION     DIVISION     DIVISION(e)     DIVISION     DIVISION      DIVISION(e)
                                            ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........       $175,759     $102,832             $-       $29,703      $81,807              $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........          6,762        3,033              -          (460)      26,166               -
    Net realized gain (loss) on
      investments.......................              -         (153)             -        (9,098)      12,611               -
    Net unrealized appreciation
      (depreciation) of investments.....              -       (3,486)             -        15,365       41,917               -
                                            ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          6,762         (606)             -         5,807       80,694               -

  Changes from principal transactions:
    Purchase payments...................        466,501       67,604              -         7,898        9,526               -
    Contract distributions and
      terminations......................       (123,045)     (15,384)             -        (5,361)     (15,134)              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (3,655)      (4,046)             -           881      (11,033)              -
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              4            1              -             1            3               -
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        339,805       48,175              -         3,419      (16,638)              -
                                            ------------------------------------------------------------------------------------
  Total increase (decrease).............        346,567       47,569              -         9,226       64,056               -
                                            ------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......        522,326      150,401              -        38,929      145,863               -

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         18,885        9,842           $267          (449)      71,489          $1,786
    Net realized gain (loss) on
      investments.......................              -         (105)           239          (889)     (18,152)            242
    Net unrealized appreciation
      (depreciation) of investments.....              -          (15)          (699)         (651)     (51,150)         (1,344)
                                            ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         18,885        9,722           (193)       (1,989)       2,187             684

  Changes from principal transactions:
    Purchase payments...................        596,489       36,148         55,323         7,384           22          41,432
    Contract distributions and
      terminations......................       (474,039)     (10,071)        (1,282)       (2,536)      (2,005)         (1,349)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         16,005       14,758         44,697          (279)    (146,067)         64,116
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -              -             -            -               -
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        138,455       40,835         98,738         4,569     (148,050)        104,199
                                            ------------------------------------------------------------------------------------
  Total increase (decrease).............        157,340       50,557         98,545         2,580     (145,863)        104,883
                                            ------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......       $679,666     $200,958        $98,545       $41,509           $-        $104,883
                                            ====================================================================================


(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 12


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)





                                                 REAL          FULLY          EQUITY         CAPITAL         RISING       EMERGING
                                               ESTATE        MANAGED          INCOME    APPRECIATION      DIVIDENDS        MARKETS
                                             DIVISION       DIVISION        DIVISION        DIVISION       DIVISION       DIVISION
                                          ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........      $68,995       $226,366       $273,910         $256,578       $500,616        $22,254
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        2,686         15,541         23,408           37,666          9,576           (115)
    Net realized gain (loss) on
      investments.......................          452          4,586            604           12,525         12,658           (839)
    Net unrealized appreciation
      (depreciation) of investments.....       (6,895)        (8,712)       (30,854)          16,816         60,461         17,638
                                          ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       (3,757)        11,415         (6,842)          67,007         82,695         16,684

  Changes from principal transactions:
    Purchase payments...................        9,108         62,680         62,880          107,357        245,047          1,445
    Contract distributions and
      terminations......................       (9,074)       (30,839)       (54,241)         (44,732)       (59,723)        (3,546)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       (9,597)        (2,413)        (4,436)          15,746         44,445         (1,366)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            2              9             13               11             14              1
                                          ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       (9,561)        29,437          4,216           78,382        229,783         (3,466)
                                          ------------------------------------------------------------------------------------------
  Total increase (decrease).............      (13,318)        40,852         (2,626)         145,389        312,478         13,218
                                          ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......       55,677        267,218        271,284          401,967        813,094         35,472

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        3,006         26,786         18,483            9,603         13,049           (427)
    Net realized gain (loss) on
      investments.......................       (6,745)        11,021         (3,402)          17,565         33,219         (1,161)
    Net unrealized appreciation
      (depreciation) of investments.....       20,074         15,994         13,813         (117,226)       (79,215)        (9,340)
                                          ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       16,335         53,801         28,894          (90,058)       (32,947)       (10,928)

  Changes from principal transactions:
    Purchase payments...................       10,381         37,354         37,977          156,864        138,073          3,076
    Contract distributions and
      terminations......................       (4,280)       (17,995)       (20,552)         (27,188)       (49,067)        (2,533)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       22,190          5,271        (25,811)          36,346         (8,823)        (5,134)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -             2               1                3              8              -
                                          ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       28,291         24,632         (8,385)         166,025         80,191         (4,591)
                                          ------------------------------------------------------------------------------------------
  Total increase (decrease).............       44,626         78,433         20,509           75,967         47,244        (15,519)
                                          ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......     $100,303       $345,651       $291,793         $477,934       $860,338        $19,953
                                          ==========================================================================================


(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.

                                                                 13


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                MARKET           VALUE     STRATEGIC          SMALL        MANAGED        MID-CAP
                                               MANAGER          EQUITY        EQUITY            CAP         GLOBAL         GROWTH
                                              DIVISION        DIVISION      DIVISION       DIVISION       DIVISION       DIVISION
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........        $7,707        $126,194       $71,348       $124,245       $130,684       $116,844
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         1,043           1,468        (1,052)         6,069         22,518         40,271
    Net realized gain (loss) on
      investments.......................           861           5,066         5,704         30,614         42,644         27,166
    Net unrealized appreciation
      (depreciation) of investments.....          (880)         (9,606)       54,916         54,213          6,404        122,970
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         1,024          (3,072)       59,568         90,896         71,566        190,407

  Changes from principal transactions:
    Purchase payments...................            77          33,542        56,281         94,650          8,846        167,461
    Contract distributions and
      terminations......................        (1,399)        (13,124)      (11,518)       (11,971)       (21,244)       (15,116)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (325)         (6,161)       21,844         26,607         (8,510)        79,613
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             -               1             3              2              3              6
                                            ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        (1,647)         14,258        66,610        109,288        (20,905)       231,964
                                            ----------------------------------------------------------------------------------------
  Total increase (decrease).............          (623)         11,186       126,178        200,184         50,661        422,371
                                            ----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......         7,084         137,380       197,526        324,429        181,345        539,215

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           568             242         8,608        162,084         63,554        422,287
    Net realized gain (loss) on
      investments.......................           386          (2,971)       50,573         65,908         (6,564)       186,968
    Net unrealized appreciation
      (depreciation) of investments.....          (868)         13,904      (146,317)      (336,905)       (91,449)      (585,733)
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..            86          11,175       (87,136)      (108,913)       (34,459)        23,522

  Changes from principal transactions:
    Purchase payments...................            32          21,970       159,024        158,999         83,233        355,851
    Contract distributions and
      terminations......................          (214)         (7,690)      (15,811)       (19,691)       (13,929)       (51,535)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (369)         17,887       106,131         67,271         12,151        291,004
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             -               -             -              2              6              4
                                            ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          (551)         32,167       249,344        206,581         81,461        595,324
                                            ----------------------------------------------------------------------------------------
  Total increase (decrease).............          (465)         43,342       162,208         97,668         47,002        618,846
                                            ----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......        $6,619        $180,722      $359,734       $422,097       $228,347     $1,158,061
                                            ========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 14


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS Noted
                                                             (continued)
                                                       (Dollars in thousands)


                                                                                                          GLOBAL
                                              CAPITAL                       TOTAL                         FIXED        DEVELOPING
                                               GROWTH      RESEARCH         RETURN          GROWTH       INCOME          WORLD
                                              DIVISION     DIVISION        DIVISION        DIVISION     DIVISION        DIVISION
                                           -----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........      $178,950       $285,529        $227,835      $143,068        $9,528         $4,512
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        18,209          2,922           8,500         6,048            81          1,125
    Net realized gain (loss) on
      investments.......................         3,969          2,750             531        46,796          (939)         2,134
    Net unrealized appreciation
      (depreciation) of investments.....        50,167         99,090          (4,991)      324,922          (662)         7,506
                                           -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..        72,345        104,762           4,040       377,766        (1,520)        10,765

  Changes from principal transactions:
    Purchase payments...................       158,765        232,103         191,000       444,759        10,947         14,639
    Contract distributions and
      terminations......................       (16,970)       (24,594)        (22,055)      (28,748)       (1,341)          (740)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......        37,151         40,954          54,551       268,657         3,644         22,497
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             5              6               9             8             -              -
                                           -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       178,951        248,469         223,505       684,676        13,250         36,396
                                           -----------------------------------------------------------------------------------------
  Total increase (decrease).............       251,296        353,231         227,545     1,062,442        11,730         47,161
                                           -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......       430,246        636,760         455,380     1,205,510        21,258         51,673

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         8,291         75,287          36,850        80,550         1,744           (571)
    Net realized gain (loss) on
      investments.......................         3,118          9,952           3,673       276,219          (159)       (14,693)
    Net unrealized appreciation
      (depreciation) of investments.....      (108,099)      (144,747)         31,039      (808,716)       (1,223)        (9,975)
                                           -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       (96,690)       (59,508)         71,562      (451,947)          362        (25,239)

  Changes from principal transactions:
    Purchase payments...................       119,650        184,644          92,211       640,780        10,963         36,474
    Contract distributions and
      terminations......................       (21,267)       (32,193)        (25,842)      (71,995)       (1,185)        (3,361)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......        31,458         70,825          15,551       152,627         8,600         (5,151)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             2              -               6             5             2              2
                                           -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       129,843        223,276          81,926       721,417        18,380         27,964
                                           -----------------------------------------------------------------------------------------
  Total increase (decrease).............        33,153        163,768         153,488       269,470        18,742          2,725
                                           -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......      $463,399       $800,528        $608,868    $1,474,980       $40,000        $54,398
                                           =========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 15


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                               ASSET
                                                 GROWTH   ALLOCATION    DIVERSIFIED                  GROWTH AND        SPECIAL
                                          OPPORTUNITIES       GROWTH        MID CAP     INVESTORS        INCOME      SITUATION
                                               DIVISION    IVISION(i)    DIVISION(h)   DIVISION(j)   DIVISION(h)    DIVISION(h)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........         $4,131           $-             $-            $-            $-             $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........            193            -             -              -             -              -
    Net realized gain (loss) on
      investments.......................            732            -             -              -             -              -
    Net unrealized appreciation
      (depreciation) of investments.....            111            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          1,036            -             -              -             -              -

  Changes from principal transactions:
    Purchase payments...................          1,833            -             -              -             -              -
    Contract distributions and
      terminations......................           (256)           -             -              -             -              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......            (81)           -             -              -             -              -
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -             -              -                            -
                                          -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          1,496            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
  Total increase (decrease).............          2,532            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......          6,663            -             -              -             -              -
                                                                                                              -
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........            368          $(3)             (4)         491           $(14)            (8)
    Net realized gain (loss) on
      investments.......................           (304)          (8)           (172)         124            (41)            (5)
    Net unrealized appreciation
      (depreciation) of investments.....           (460)         (15)            130         (235)           (75)          (354)
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..           (396)         (26)            (46)         380           (130)          (367)

  Changes from principal transactions:
    Purchase payments...................              7        3,166           3,403        8,798          5,771          2,383
    Contract distributions and
      terminations......................            (10)          (8)            (53)        (368)           (45)           (43)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (6,264)       1,564           8,054       12,748          7,130          3,918
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -               -            -              -              -
                                          -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         (6,267)       4,722          11,404       21,178         12,856          6,258
                                          -----------------------------------------------------------------------------------------
  Total increase (decrease).............         (6,663)       4,696          11,358       21,558         12,726          5,891
                                          -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......             $-       $4,696         $11,358      $21,558        $12,726         $5,891
                                          =========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 16


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                 ING                       PIMCO
                                              GLOBAL        PIMCO     STOCKSPLUS                    SP JENNISON
                                               BRAND   HIGH YIELD     GROWTH AND     PRUDENTIAL   INTERNATIONAL         APPRE-
                                               NAMES         BOND         INCOME       JENNISON          GROWTH        CIATION
                                          DIVISION(g)    DIVISION       DIVISION     DIVISION(f)       DIVISION(f)    DIVISION
                                         ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........        $-        $46,118        $51,802             $-              $-           $974
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         -          6,684         16,907              -               -              7
    Net realized gain (loss) on
      investments.......................         -           (974)         4,397              -               -             23
    Net unrealized appreciation
      (depreciation) of investments.....         -         (4,721)         1,944              -               -             76
                                         ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         -            989         23,248              -               -            106

  Changes from principal transactions:
    Purchase payments...................         -         73,017        122,580              -               -             40
    Contract distributions and
      terminations......................         -         (6,247)        (5,161)             -               -           (149)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         -         32,181         28,758              -               -             12
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................         -              1              3              -               -              -
                                         ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         -         98,952        146,180              -               -            (97)
                                         ------------------------------------------------------------------------------------------
  Total increase (decrease).............         -         99,941        169,428              -               -              9
                                         ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......           -      146,057        221,230              -               -            983

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........          (9)      10,796         23,155            894              (7)             7
    Net realized gain (loss) on
      investments.......................        (220)      (7,571)         2,713            (13)             49             24
    Net unrealized appreciation
      (depreciation) of investments.....        (216)      (6,847)       (55,206)        (2,191)            (98)           (57)
                                         ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..        (445)      (3,622)       (29,338)        (1,310)            (56)           (26)

  Changes from principal transactions:
    Purchase payments...................       4,326       36,532         73,805          6,264           1,189             16
    Contract distributions and
      terminations......................         (39)      (7,991)       (13,426)          (138)            (45)           (11)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       1,712       (8,121)         6,213          2,916           1,632           (131)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................           -            -              -              -               -              -
                                         ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       5,999       20,420         66,592          9,042           2,776           (126)
                                         ------------------------------------------------------------------------------------------
  Total increase (decrease).............       5,554       16,798         37,254          7,732           2,720           (152)
                                         ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......      $5,554     $162,857       $258,484         $7,732          $2,720           $831
                                         ==========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 17


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                SMITH        SMITH         SMITH
                                               BARNEY       BARNEY        BARNEY       SMITH
                                                 HIGH    LARGE CAP INTERNATIONAL      BARNEY   INTERNATIONAL           ASSET
                                               INCOME        VALUE        EQUITY       MONEY          EQUITY      ALLOCATION
                                             DIVISION     DIVISION      DIVISION      MARKET        DIVISION      DIVISION (b)
                                            --------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........         $806         $701          $326        $318         $49,765               $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           43           19            (4)          8             (48)              2
    Net realized gain (loss) on
      investments.......................          (48)          10            20           -          30,975               -
    Net unrealized appreciation
      (depreciation) of investments.....           10          (47)          214           -          24,199               1
                                            --------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..            5          (18)          230           8          55,126               3

  Changes from principal transactions:
    Purchase payments...................            3           42            18         210          55,479             127
    Contract distributions and
      terminations......................          (77)         (59)           (5)        (11)         (3,729)              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (190)         (23)          (32)         54          18,928               3
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -            -             -           -               -               -
                                            --------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         (264)         (40)          (19)        253          70,678             130
                                            --------------------------------------------------------------------------------------
  Total increase (decrease).............         (259)         (58)          211         261         125,804             133
                                            --------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......          547          643           537         579         175,569             133

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           45            20           (4)        (2)         23,585               36
    Net realized gain (loss) on
      investments.......................          (20)           (3)          15          -         (25,607)               1
    Net unrealized appreciation
      (depreciation) of investments.....          (66)           57         (162)         -         (52,548)             (70)
                                            --------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          (41)           74         (151)        (2)        (54,570)             (33)

  Changes from principal transactions:
    Purchase payments...................            5             -           10          -          78,906            1,153
    Contract distributions and
      terminations......................          (22)           (8)          (6)      (700)         (9,015)              (8)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (43)          (17)          65        279           3,728              142
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -             -            -          -               -                -
                                            --------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          (60)          (25)          69       (421)         73,619            1,287
                                            --------------------------------------------------------------------------------------
  Total increase (decrease).............         (101)           49          (82)      (423)         19,049            1,254
                                            --------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......         $446         $692          $455       $156        $194,618           $1,387
                                            ======================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 18


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                                                                                   SMALL
                                                                GROWTH &    HIGH QUALITY         COMPANY
                                                    EQUITY        INCOME            BOND          GROWTH
                                                DIVISION(b)   DIVISION(a)     DIVISION(c)     DIVISION(d)        COMBINED
                                             -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........                $-            $-              $-              $-       $3,318,205
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........                7              1               -               -          255,284
    Net realized gain (loss) on
      investments.......................                -              -             $(1)              -          235,776
    Net unrealized appreciation
      (depreciation) of investments.....                5              2               -               -          828,093
                                             -------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..               12              3              (1)              -        1,319,153

  Changes from principal transactions:
    Purchase payments...................              281             98             127               -        2,706,971
    Contract distributions and
      terminations......................                -              -              (4)              -         (545,597)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......                4              6             (95)              -          644,573
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................                -              -               -               -              106
                                             -------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................              285            104              28               -        2,806,053
                                             -------------------------------------------------------------------------------
  Total increase (decrease).............              297            107              27               -        4,125,206
                                             -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......              297            107              27               -        7,443,411

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........               75              1                2              4        1,091,242
    Net realized gain (loss) on
      investments.......................                -              1                -              -          573,205
    Net unrealized appreciation
      (depreciation) of investments.....             (137)             5                3            (11)      (2,517,401)
                                             -------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..              (62)             7                5             (7)        (852,954)

  Changes from principal transactions:
    Purchase payments...................              817            138               33             50        3,211,126
    Contract distributions and
      terminations......................              (11)           (11)              (6)             -         (909,574)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......               30             43               19             29          820,900
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................                -              -                -              -               43
                                             -------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................              836            170               46             79        3,122,495
                                             -------------------------------------------------------------------------------
  Total increase (decrease).............              774            177               51             72        2,269,541
                                             -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......           $1,071           $284              $78            $72       $9,712,952
                                             ===============================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 19

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2000, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 2000 include DVA Plus, Access, Premium Plus, ESII, Value, and Access One.

The  Account  discontinued   offering  DVA  80  in  May  1991  and  discontinued
registering DVA 100 and DVA Series 100 for sale to the public as of May 1, 2000.

At December 31, 2000, the Account had, under GoldenSelect Contracts, thirty-eight investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, Asset Allocation, Diversified Mid Cap, Investors, Growth & Income, Special Situation, ING Global Brand Names, PIMCO High Yield Bond, PIMCO StocksPLUS Growth & Income, Prudential Jennison, SP Jennison International Growth, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, ING Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund Inc., Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Warburg Pincus Trust, or The Galaxy VIP Fund (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

On January 28, 2000, the consolidation of the All Growth and Growth Opportunities Series into the Mid Cap Growth Series took place at no cost to current contract holders. Shares of Mid-Cap Growth Series were substituted for shares of All Growth and Growth Opportunities Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
Prior to February 1, 2000, DVA Plus, Access, and the Premium Plus each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000 DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

    SERIES                                                       ANNUAL RATES
    ------                                                       ------------
    DVA 80..................................................          0.80%
    DVA 100.................................................          0.90
    DVA Series 100..........................................          1.25
    DVA Plus (pre February 2000) - Standard.................          1.10
    DVA Plus (pre February 2000) - Annual Ratchet...........          1.25
    DVA Plus (pre February 2000) - 5.5% Solution............          1.25
    DVA Plus (pre February 2000) - 7% Solution..............          1.40
    DVA Plus (post February 2000) - Standard................          1.15
    DVA Plus (post February 2000) - Annual Ratchet..........          1.30
    DVA Plus (post February 2000) - 5.5% Solution...........          1.30
    DVA Plus (post February 2000) - Max 5.5.................          1.40
    DVA Plus (post February 2000) - 7% Solution.............          1.50
    DVA Plus (post February 2000) - Max 7...................          1.60
    Access (pre February 2000) - Standard...................          1.25
    Access (pre February 2000) - Annual Ratchet.............          1.40
    Access (pre February 2000) - 5.5% Solution..............          1.40
    Access (pre February 2000) - 7% Solution................          1.55
    Access (post February 2000) - Standard..................          1.30
    Access (post February 2000) - Annual Ratchet............          1.45
    Access (post February 2000) - 5.5% Solution.............          1.45

    SERIES                                                       ANNUAL RATES
    ------                                                       ------------
    Access (post February 2000) - Max 5.5...................          1.55
    Access (post February 2000) - 7% Solution...............          1.65
    Access (post February 2000) - Max 7.....................          1.75
    Premium Plus (pre February 2000) - Standard.............          1.25
    Premium Plus (pre February 2000) - Annual Ratchet.......          1.40
    Premium Plus (pre February 2000)- 5.5% Solution.........          1.40
    Premium Plus (pre February 2000) - 7% Solution..........          1.55
    Premium Plus (post February 2000) - Standard............          1.30
    Premium Plus (post February 2000) - Annual Ratchet......          1.45
    Premium Plus (post February 2000) - 7% Solution.........          1.65
    Premium Plus (post February 2000) - Max 7...............          1.75
    ESII....................................................          1.25
    Value...................................................          0.75
    Access One..............................................          0.35
    Granite PrimElite - Standard............................          1.10
    Granite PrimElite - Annual Ratchet......................          1.25

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II and Value contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA 80, DVA 100, DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.

    Complete Years Elapsed                                                Surrender Charge
    Since Premium Payment
------------------------------- ----------------------------------------------------------------------------------------------------
                                   DVA 80 & 100       DVA PLUS       PREMIUM PLUS      ES II          VALUE        GRANITE PRIMELITE
                                   ------------       --------       ------------      -----          -----        -----------------
              0.............           6%                 7%               8%             8%            6%                 7%
              1.............           5                  7                8              7             6                  7
              2.............           4                  6                8              6             6                  6
              3.............           3                  5                8              5             5                  5
              4.............           2                  4                7              4             4                  4
              5.............           1                  3                6              3             3                  3
              6.............           -                  1                5              2             1                  1
              7.............           -                  -                3              1             -                  -
              8.............           -                  -                1              -             -                  -
              9+............           -                  -                -              -             -                  -

OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                         YEAR ENDED DECEMBER 31
                                                              --------------------------------------------
                                                                      2000                    1999
                                                              --------------------     -------------------
                                                                         (Dollars in thousands)
Balance at beginning of year............................                $3,093                   $9,003
Sales load advanced.....................................                    43                      105
Amortization of deferred sales load and premium tax.....                (2,458)                  (6,015)
                                                              --------------------     -------------------
Balance at end of year..................................                  $678                   $3,093
                                                              ====================     ===================

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                    YEAR ENDED DECEMBER 31
                                                               ----------------------------------------------------------------
                                                                           2000                              1999
                                                               ----------------------------     -------------------------------
                                                                 PURCHASES         SALES          PURCHASES             SALES
                                                               ----------------------------     -------------------------------
                                                                                    (Dollars in thousands)
The GCG Trust:
     Liquid Asset Series..................................      $5,009,626    $4,852,286         $1,632,496        $1,285,868
     Limited Maturity Bond Series.........................         100,400        49,723             81,290            30,122
     Large Cap Value  Series..............................         104,683         5,678                  -                 -
     Hard Assets Series...................................          40,084        35,964             41,433            38,490
     All-Growth Series....................................          71,697       148,258             46,095            36,607
     All  Cap Series......................................         111,560         5,575                  -                 -
     Real Estate Series...................................          96,209        64,912             20,497            27,401
     Fully Managed Series.................................         112,464        61,046             68,756            23,879
     Equity Income Series.................................          98,938        88,840             70,767            43,280
     Capital Appreciation Series..........................         227,251        51,623            148,975            33,036
     Rising Dividends Series..............................         151,463        58,223            261,711            22,554
     Emerging Markets Series..............................          62,812        67,830              9,244            12,838
     Market Manager Series................................             594           813              1,084             1,813
     Value Equity Series..................................         126,574        94,165             43,808            28,137
     Strategic Equity Series..............................         404,992       147,040             90,233            24,704
     Small Cap Series.....................................         668,534       299,869            225,813           110,509
     Managed Global Series................................         773,452       628,437            178,228           176,669
     Mid-Cap Growth Series................................       1,570,684       553,073            391,543           119,357
     Capital Growth Series................................         163,005        24,871            220,384            23,307


                                       23


NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                    YEAR ENDED DECEMBER 31
                                                               ----------------------------------------------------------------
                                                                           2000                              1999
                                                               ----------------------------     -------------------------------
                                                                 PURCHASES       SALES              PURCHASES         SALES
                                                               ----------------------------     -------------------------------
                                                                                    (Dollars in thousands)
     Research Series......................................         332,012        33,449            270,703            19,426
     Total Return Series..................................         177,368        58,592            236,379             4,467
     Growth Series........................................       2,357,943     1,555,976            860,731           170,066
     Global Fixed Income Series...........................          21,953         1,829             26,185            12,857
     Developing World Series..............................         224,227       196,834             58,318            20,799
     Growth Opportunities Series..........................             397         6,296              7,288             5,600
     Asset Allocation Growth Series.......................           4,913           194                  -                 -
     Diversified Mid-Cap Series...........................          16,411         5,011                  -                 -
     Investors Series.....................................          37,309        15,640                  -                 -
     Growth and Income Series.............................          15,051         2,209                  -                 -
     Special Situation Series.............................           6,296            46                  -                 -
ING Variable Insurance Trust:
     ING Global Brand Names Series........................           8,467         2,477                  -                 -
PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio......................         104,012        72,796            124,005            18,385
     PIMCO StocksPLUS Growth and Income Portfolio.........         128,021        38,274            188,819            25,749
Prudential Series Fund Inc.:
     Prudential Jennison Portfolio........................          10,354           418                  -                 -
     SP Jennison International Growth Portfolio...........          13,316        10,547                  -                 -
Greenwich Street Series Fund Inc.:
       Appreciation Portfolio.............................             136           255                111               202
Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio...................              78            93                 98               320
     Smith Barney Large Cap Value Portfolio...............              77            82                167               189
     Smith Barney International Equity Portfolio..........             111            46                 44                67
     Smith Barney Money Market Portfolio..................              13           436                483               222
Warburg Pincus Trust:
     International Equity Portfolio.......................       1,216,239     1,119,035            696,223           625,613
The Galaxy VIP Fund:
     Asset Allocation Portfolio...........................           1,340            17                141                 9
     Equity Portfolio.....................................             946            35                292                 -
     Growth & Income Portfolio............................             185            14                105                 -
     High Quality Bond Portfolio..........................              58            10                127                99
     Small Company Growth Portfolio.......................              84             1                  -                 -
                                                               ----------------------------------------------------------------
COMBINED..................................................     $14,572,339   $10,358,838         $6,002,576        $2,942,641
                                                               ================================================================


                                                              24

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new
Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                                 YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                                      2000                                     1999
                                                       ----------------------------------       ----------------------------------
                                                             PURCHASES            SALES               PURCHASES           SALES
                                                       ----------------------------------       ----------------------------------

Liquid Asset Division............................          359,367,174       350,362,386            124,478,649      101,109,842
Limited Maturity Bond Division...................            6,653,002         4,238,782              6,043,778        3,110,174
Large Cap Value Series...........................           10,510,495         1,148,728                      -                -
Hard Assets Division.............................            2,834,446         2,496,801              2,900,594        2,714,660
All-Growth Division..............................                1,772         4,534,313              1,593,344        2,299,652
All Cap Series...................................           10,302,677         1,241,107                      -                -
Real Estate Division.............................            4,319,128         3,211,948              1,107,500        1,561,932
Fully Managed Division...........................            4,937,015         3,912,225              3,844,658        2,421,187
Equity Income Division...........................            5,587,065         5,891,560              4,105,827        3,799,977
Capital Appreciation Division....................            9,788,554         3,977,530              6,021,915        3,037,582
Rising Dividends Division........................            8,048,967         4,882,590             12,519,925        3,029,038
Emerging Markets Division........................            6,972,719         7,369,824              1,467,567        1,902,732
Market Manager Division..........................                    -            26,641                    435           75,755
Value Equity Division............................            7,941,727         6,192,411              2,852,986        2,154,579
Strategic Equity Division........................           19,709,430         9,587,363              6,344,054        2,305,045
Small Cap Division...............................           26,260,160        17,429,511             14,347,399        8,174,181
Managed Global Division..........................           34,701,368        30,852,410              9,633,015       10,824,049
Mid-Cap Growth Division..........................           29,199,551        15,272,144             14,316,514        5,846,579
Capital Growth Division..........................            9,504,070         2,906,917             12,561,878        2,575,149
Research Division................................           10,607,414         2,858,194             12,204,579        1,771,319
Total Return Division............................            9,344,159         5,124,311             13,447,324          976,323
Growth Division..................................           90,088,344        64,904,288             46,544,853       13,013,005
Global Fixed Income Division.....................            2,067,425           444,699              2,406,215        1,322,576
Developing World Division........................           25,929,101        23,178,428              6,615,294        2,774,781
Growth Opportunities Division....................                2,653           586,755                726,528          570,950
Asset Allocation Growth Series...................              536,932            35,902                      -                -
Diversified Mid-Cap Series.......................            1,738,197           587,931                      -                -
Investors Series.................................            3,506,979         1,589,857                      -                -
Growth and Income Series.........................            1,550,837           270,440                      -                -
Special Situation Series.........................              696,811            33,708                      -                -
ING Global Brand Names Series....................              966,161           330,869                      -                -
PIMCO High Yield Bond Division...................           11,171,609         9,133,980             12,707,468        2,989,676
PIMCO StocksPLUS Growth and
   Income Division...............................           10,253,524         4,989,762             15,418,741        3,191,901
Prudential Jennison Portfolio....................            1,167,863           181,053                      -                -
SP Jennison International Growth Portfolio.......            1,516,731         1,198,936                      -                -
Appreciation Division............................                6,545            13,984                  5,856           11,558
Smith Barney High Income Division................                2,416             6,424                  3,730           23,271
Smith Barney Large Cap Value Division............                2,886             4,081                  6,907            9,522
Smith Barney International Equity Division.......                4,883             1,931                  2,838            2,934
Smith Barney Money Market Division...............                    -            36,664                 40,398           19,082
International Equity Division....................           92,849,675        86,976,149             63,405,114       56,947,666
Asset Allocation Division........................              117,695             1,286                 13,289              844
Equity Division..................................               71,978             3,194                 26,039              835
Growth & Income Division.........................               16,903             1,136                 11,266            1,139
High Quality Bond Division.......................                5,210               922                 12,671            9,915
Small Company Growth Portfolio...................                5,427                 2                      -                -
                                                       ----------------------------------       ----------------------------------
COMBINED.........................................          820,867,678       678,030,077            397,739,148      240,579,410
                                                       ==================================       ==================================


                                                              25

NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American for charges and fees at December 31, 2000 consisted of the following:

                                                                          LIMITED
                                            LIQUID        MATURITY      LARGE CAP           HARD            ALL-
                                             ASSET            BOND          VALUE         ASSETS          GROWTH           ALL CAP
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................       $644,880        $174,673        $98,738        $35,044       $(100,519)         $104,199
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         34,786          30,502            506          6,105         100,519             2,028
Net unrealized appreciation
   (depreciation) of investments...              -          (4,217)          (699)           360               -            (1,344)
                                       ---------------------------------------------------------------------------------------------
                                          $679,666        $200,958        $98,545        $41,509              $-          $104,883
                                       =============================================================================================

                                              REAL           FULLY         EQUITY        CAPITAL           RISING         EMERGING
                                            ESTATE         MANAGED         INCOME   APPRECIATION        DIVIDENDS          MARKETS
                                          DIVISION        DIVISION       DIVISION       DIVISION         DIVISION         DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................        $69,992        $221,658       $130,422       $391,281         $704,927          $38,618
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         25,415         106,489        173,295        152,083           95,334          (17,454)
Net unrealized appreciation
   (depreciation) of investments...          4,896          17,504        (11,924)       (65,430)          60,077           (1,211)
                                       ---------------------------------------------------------------------------------------------
                                          $100,303        $345,651       $291,793       $477,934         $860,338          $19,953
                                       =============================================================================================

                                            MARKET           VALUE      STRATEGIC          SMALL         MANAGED           MID-CAP
                                           MANAGER          EQUITY         EQUITY            CAP          GLOBAL            GROWTH
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................            $44        $155,667       $377,532       $419,412        $150,916          $931,007
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          4,918          17,365         72,159        264,208         142,329           682,456
Net unrealized appreciation
   (depreciation) of investments...          1,657           7,690        (89,957)      (261,523)        (64,898)         (455,402)
                                       ---------------------------------------------------------------------------------------------
                                            $6,619        $180,722       $359,734       $422,097        $228,347        $1,158,061
                                       =============================================================================================

                                           CAPITAL                          TOTAL                         GLOBAL        DEVELOPING
                                            GROWTH        RESEARCH         RETURN         GROWTH    FIXED INCOME             WORLD
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................       $471,766        $726,148       $521,837     $1,530,906         $40,770           $69,011
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         40,637         102,771         59,543        413,881           1,125           (12,293)
Net unrealized appreciation
   (depreciation) of investments...        (49,004)        (28,391)        27,488       (469,807)         (1,895)           (2,320)
                                       ---------------------------------------------------------------------------------------------
                                          $463,399        $800,528       $608,868     $1,474,890         $40,000           $54,398
                                       =============================================================================================


                                                             26


NOTE 6 - NET ASSETS (CONTINUED)

                                                             ASSET
                                           GROWTH       ALLOCATION    DIVERSIFIED                        GROWTH         SPECIAL
                                    OPPORTUNITIES           GROWTH        MID CAP     INVESTORS      AND INCOME      SITUATIONS
                                         DIVISION         DIVISION       DIVISION      DIVISION        DIVISION        DIVISION
                                     -----------------------------------------------------------------------------------------------
                                                                       (Dollars in thousands)
Unit transactions..................        $(746)           $4,722        $11,404       $21,178         $12,856          $6,258
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          746               (11)          (176)          615             (55)            (13)
Net unrealized appreciation
   (depreciation) of investments...            -               (15)           130          (235)            (75)           (354)
                                     -----------------------------------------------------------------------------------------------
                                              $-            $4,696        $11,358       $21,558         $12,726          $5,891
                                     ===============================================================================================

                                                                             PIMCO
                                                               PIMCO    STOCKSPLUS     PRUDENTIAL       JENNISON
                                      ING GLOBAL          HIGH YIELD    GROWTH AND       JENNISON  INTERNATIONAL
                                     BRAND NAMES                BOND        INCOME      PORTFOLIO         GROWTH    APPRECIATION
                                        DIVISION            DIVISION      DIVISION       DIVISION       DIVISION        DIVISION
                                     -----------------------------------------------------------------------------------------------
                                                                         (Dollars in thousands)
Unit transactions..................       $5,999            $165,009      $259,602         $9,042         $2,776            $659
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         (229)              9,434        47,889            881             42             110
Net unrealized appreciation
   (depreciation) of investments...         (216)            (11,586)      (49,007)        (2,191)           (98)             62
                                     -----------------------------------------------------------------------------------------------
                                          $5,554            $162,857      $258,484         $7,732         $2,720            $831
                                     ===============================================================================================

                                            SMITH            SMITH          SMITH         SMITH
                                           BARNEY           BARNEY         BARNEY        BARNEY
                                             HIGH        LARGE CAP  INTERNATIONAL         MONEY    INTERNATIONAL           ASSET
                                           INCOME            VALUE         EQUITY        MARKET           EQUITY      ALLOCATION
                                         DIVISION         DIVISION       DIVISION      DIVISION         DIVISION        DIVISION
                                     ----------------------------------------------------------------------------------------------
                                                                       (Dollars in thousands)
Unit transactions..................          $501             $611          $387            $136        $193,174          $1,417
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......            64               61            23              20          28,239              39
Net unrealized appreciation
   (depreciation) of investments...          (119)              20            45               -         (26,795)            (69)
                                     ----------------------------------------------------------------------------------------------
                                             $446             $692          $455            $156        $194,618          $1,387
                                     ==============================================================================================

                                                                            HIGH            SMALL
                                                          GROWTH &       QUALITY          COMPANY
                                           EQUITY           INCOME          BOND           GROWTH
                                         DIVISION         DIVISION      DIVISION         DIVISION         COMBINED
                                     -------------------------------------------------------------------------------
                                                                         (Dollars in thousands)
Unit transactions..................        $1,121             $274           $74              $79       $8,605,462
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......            82                3             1                4        2,586,476
Net unrealized appreciation
   (depreciation) of investments...          (132)               7             3              (11)      (1,478,986)
                                     -------------------------------------------------------------------------------
                                           $1,071             $284           $78              $72       $9,712,952
                                     ===============================================================================


                                                                 27


NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding,  by Contract type, as of December 31, 2000 follows:

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
LIQUID ASSET
Currently payable annuity products:
   DVA 80 ................................................................                209       16.61                 $3
   DVA 100 ...............................................................              3,872       16.21                 63
Contracts in accumulation period:
   DVA 80 ................................................................            253,815       16.61              4,216
   DVA 100 ...............................................................            939,201       16.21             15,226
   DVA Series 100.........................................................             72,995       15.54              1,134
   DVA Plus - Standard (pre February 2000)................................            713,224       15.75             11,234
   DVA Plus- Standard (post February 2000)................................            146,440       15.59              2,283
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus -
     Standard (pre February 2000), ES II..................................         14,214,983       15.47            219,919
   DVA Plus - Annual Ratchet (post February 2000), Access -
     Standard (post February 2000), Premium Plus - Standard (post
     February 2000).......................................................          7,270,477       15.31            111,297
   DVA Plus - 7% Solution (pre February 2000), Access - Annual
     Ratchet (pre February 2000) & 5.5% Solution, Premium Plus -
     Annual Ratchet (pre February 2000) & 5.5% Solution...................          5,535,946       15.19             84,117
   Access - Annual Ratchet (post February 2000), Premium Plus -
     Annual Ratchet (post February 2000)..................................          2,183,030       15.03             32,816
   DVA Plus - 7% Solution (post February 2000)............................            302,892       14.94              4,527
   Access - 7% Solution (pre February 2000), Premium Plus - 7%
     Solution (pre February 2000).........................................          7,933,969       14.90            118,208
   DVA Plus - Max 7 (post February 2000)..................................            293,515       14.76              4,333
   Access - 7% Solution (post February 2000), Premium Plus - 7%
     Solution (post February 2000)........................................          2,657,053       14.67             38,987
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          2,132,811       14.50             30,917
   Value..................................................................             23,532       16.41                386
                                                                                                            -------------------
                                                                                                                    $679,666
LIMITED MATURITY BOND
Currently payable annuity products:
   DVA 80 ................................................................              3,466       19.05                $66
   DVA 100 ...............................................................              8,666       18.60                161
Contracts in accumulation period:
   DVA 80.................................................................             26,854       19.05                512
   DVA 100 ...............................................................          1,088,342       18.60             20,240
   DVA Series 100.........................................................             11,209       17.83                200
   DVA Plus - Standard (pre February 2000)................................            322,729       18.08              5,837
   DVA Plus- Standard (post February 2000) ...............................             53,158       17.92                953
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus -
     Standard (pre February 2000), ES II..................................          3,621,501       17.76             64,327
   DVA Plus - Annual Ratchet (post February 2000), Access -
     Standard (post February 2000), Premium Plus - Standard (post
     February 2000).......................................................            849,473       17.60             14,952


                                                                 28

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - 7% Solution (pre February 2000), Access - Annual
     Ratchet (pre February 2000) & 5.5% Solution, Premium Plus -
     Annual Ratchet (pre February 2000) & 5.5% Solution...................          1,769,355       17.45             30,867
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            321,370       17.29              5,555
   DVA Plus - 7% Solution (post February 2000)............................             49,754       17.18                855
   Access - 7% Solution (pre February 2000), Premium Plus -
     7% Solution (pre February 2000) .....................................          2,442,970       17.11             41,790
   DVA Plus - Max 7 (post February 2000)..................................             73,720       16.97              1,251
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            507,893       16.87              8,569
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            273,264       16.67              4,555
   Value..................................................................             13,071       18.84                246
   Access One ............................................................              1,095       19.77                 22
                                                                                                            -------------------
                                                                                                                    $200,958
LARGE CAP VALUE
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             81,093       10.56               $856
   DVA Plus- Standard (post February 2000)................................            147,571       10.55              1,557
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,138,069       10.55             22,546
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,537,946       10.54             16,210
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            770,213       10.53              8,111
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            942,003       10.53              9,915
   DVA Plus - 7% Solution (post February 2000)............................            181,541       10.52              1,910
   Access - 7% Solution (pre February 2000), Premium Plus -
     7% Solution (pre February 2000)......................................            961,611       10.52             10,112
   DVA Plus - Max 7 (post February 2000)..................................            177,361       10.51              1,864
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,403,629       10.51             14,747
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            993,651       10.50             10,430
   Value..................................................................             27,079       10.59                287
                                                                                                            -------------------
                                                                                                                     $98,545
HARD ASSETS
Currently payable annuity products:
   DVA 100 ...............................................................              3,703       17.10                $63
Contracts in accumulation period:
   DVA 80.................................................................             37,384       17.52                655
   DVA 100................................................................            305,640       17.10              5,227
   DVA Series 100 ........................................................             11,245       16.39                184
   DVA Plus - Standard (pre February 2000)................................             83,792       16.62              1,392
   DVA Plus- Standard (post February 2000)................................              2,937       16.50                 49


                                                                 29


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................            309,819       16.32              5,056
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             57,353       16.20                929
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            598,436       16.03              9,592
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................             17,608       15.91                280
   DVA Plus - 7% Solution (post February 2000) ...........................              5,200       15.81                 82
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            861,668       15.72             13,543
   DVA Plus - Max 7 (post February 2000) .................................             18,820       15.62                294
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................             42,632       15.53                662
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            227,856       15.34              3,495
   Value .................................................................                337       17.31                  6
                                                                                                            -------------------
                                                                                                                     $41,509
ALL CAP
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             51,500       11.61               $598
   DVA Plus- Standard (post February 2000)................................             80,308       11.61                932
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,182,516       11.59             25,306
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                    1,200,520       11.59             13,913
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          1,155,496       11.58             13,379
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            819,316       11.57              9,482
   DVA Plus - 7% Solution (post February 2000) ...........................             70,600       11.57                817
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          1,620,720       11.56             18,740
   DVA Plus - Max 7 (post February 2000)..................................             98,842       11.56              1,142
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            780,053       11.55              9,011
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            986,100       11.54             11,381
   Value..................................................................             15,599       11.65                182
                                                                                                            -------------------
                                                                                                                    $104,883
REAL ESTATE
Currently payable annuity products:
   DVA 80 ................................................................                280       28.59                 $8
   DVA 100 ...............................................................              3,858       27.91                108


                                                                 30


                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
Contracts in accumulation period:
   DVA 80.................................................................             16,243       28.59                464
   DVA 100 ...............................................................            460,525       27.91             12,854
   DVA Series 100.........................................................              6,470       26.76                173
   DVA Plus - Standard (pre February 2000)................................            130,114       27.12              3,529
   DVA Plus- Standard (post February 2000)................................              7,229       26.93                195
   DVA Plus - Annual  Ratchet  (pre  February  2000) & 5.5%  Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet .....           1,006,919       26.64             26,821
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..             211,380       26.44              5,589
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................            738,550       26.16             19,321
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................             86,644       25.97              2,250
   DVA Plus - 7% Solution (post February 2000) ...........................             12,612       25.81                326
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            826,871       25.65             21,212
   DVA Plus - Max 7 (post February 2000)..................................             25,056       25.50                639
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             77,442       25.34              1,963
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            192,508       25.04              4,820
   Value .................................................................              1,113       28.25                 31
                                                                                                            -------------------
                                                                                                                    $100,303
FULLY MANAGED
Currently payable annuity products:
   DVA 80 ................................................................                839       27.95          $      23
   DVA 100 ...............................................................             30,484       27.28                832
Contracts in accumulation period:
   DVA 80 ................................................................             40,691       27.95              1,137
   DVA 100................................................................          1,764,528       27.28             48,140
   DVA Series 100 ........................................................             26,037       26.15                681
   DVA Plus - Standard (pre February 2000),...............................            473,557       26.51             12,553
   DVA Plus- Standard (post February 2000)................................             30,174       26.32                794
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          3,264,322       26.04             84,988
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            507,008       25.84             13,103
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,165,782       25.57             80,951
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            185,069       25.38              4,697
   DVA Plus - 7% Solution (post February 2000)............................             61,545       25.23              1,552


                                                                 31

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          3,237,449       25.07             81,175
   DVA Plus - Max 7 (post February 2000)..................................             15,600       24.92                389
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            400,243       24.77              9,915
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            183,884       24.47              4,500
   Value .................................................................              8,003       27.62                221
                                                                                                            -------------------
                                                                                                                    $345,651
EQUITY INCOME
Currently payable annuity products:
   DVA 80 ................................................................              4,863       25.67               $125
   DVA 100 ...............................................................             38,356       25.06                961
Contracts in accumulation period:
   DVA 80.................................................................            158,144       25.67              4,059
   DVA 100................................................................          3,135,453       25.06             78,570
   DVA Series 100 ........................................................             41,479       24.02                996
   DVA Plus - Standard (pre February 2000)................................            324,404       24.35              7,898
   DVA Plus- Standard (post February 2000)................................             24,472       24.17                591
   DVA Plus - Annual  Ratchet  (pre  February  2000) & 5.5%  Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet......
                                                                                    2,309,476       23.91             55,228
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                      470,889       23.74             11,178
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          2,237,389       23.49             52,548
   Access - Annual Ratchet (post February 2000), Premium Plus -
     Annual Ratchet (post February 2000) .................................            225,138       23.31              5,248
   DVA Plus - 7% Solution (post February 2000) ...........................             79,161       23.17              1,834
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          2,552,792       23.03             58,792
   DVA Plus - Max 7 (post February 2000) .................................             30,890       22.89                707
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            311,484       22.75              7,087
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            238,986       22.48              5,372
   Value .................................................................             22,752       25.36                577
   Access One ............................................................                833       26.61                 22
                                                                                                            -------------------
                                                                                                                    $291,793
CAPITAL APPRECIATION
Currently payable annuity products:
   DVA 100 ...............................................................             30,808       26.03               $802
Contracts in accumulation period:
   DVA 80 ................................................................             18,401       26.49                487
   DVA 100................................................................          1,995,446       26.03             51,945
   DVA Series 100 ........................................................             25,937       25.24                655
   DVA Plus - Standard (pre February 2000)................................            453,894       25.50             11,575


                                                                 32


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus- Standard (post February 2000)................................             97,043       25.36              2,461
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          3,626,696       25.17             91,289
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,210,622       25.03             30,300
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          4,174,489       24.85            103,716
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            847,242       24.70             20,927
   DVA Plus - 7% Solution (post February 2000)............................            124,676       24.59              3,066
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          4,496,266       24.48            110,086
   DVA Plus - Max 7 (post February 2000) .................................            109,154       24.38              2,661
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            981,676       24.27             23,825
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            969,120       24.06             23,314
   Value .................................................................             31,436       26.26                825
                                                                                                            -------------------
                                                                                                                    $477,934
RISING DIVIDENDS
Currently payable annuity products:
   DVA 80 ................................................................              2,315       26.02                $60
   DVA 100 ...............................................................             10,311       25.64                264
Contracts in accumulation period:
   DVA 80.................................................................             33,987       26.02                884
   DVA 100................................................................          2,125,370       25.64             54,493
   DVA Series 100.........................................................             51,586       24.99              1,289
   DVA Plus - Standard (pre February 2000)................................          1,150,706       25.21             29,006
   DVA Plus- Standard (post February 2000)................................             95,313       25.09              2,391
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          8,035,273       24.94            200,360
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...
                                                                                    1,073,372       24.81             26,632
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          9,797,232       24.67            241,653
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            440,779       24.54             10,816
   DVA Plus - 7% Solution (post February 2000)............................            428,500       24.45             10,477
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          9,922,551       24.36            241,712
   DVA Plus - Max 7 (post February 2000)..................................            119,426       24.27              2,898
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            803,307       24.18             19,425


                                                                 33


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            713,282       24.00             17,122
   Value..................................................................             33,143       25.83                856
                                                                                                            -------------------
                                                                                                                    $860,338
EMERGING MARKETS
Currently payable annuity products:
   DVA 100 ...............................................................             18,228        7.98               $146
Contracts in accumulation period:
   DVA 80.................................................................             15,618        8.09                127
   DVA 100 ...............................................................            726,252        7.98              5,792
   DVA Series 100.........................................................             19,358        7.77                151
   DVA Plus - Standard (pre February 2000)................................            265,114        7.84              2,079
   DVA Plus- Standard (post February 2000)................................             34,186        7.80                267
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......            268,805        7.76              2,085
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             79,970        7.72                617
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            976,884        7.67              7,494
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              6,725        7.63                 52
   DVA Plus - 7% Solution (post February 2000)............................             64,473        7.61                491
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             36,306        7.58                275
   DVA Plus - Max 7 (post February 2000)..................................             37,058        7.55                280
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................              6,252        7.52                 47
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................              6,704        7.47                 50
                                                                                                            -------------------
                                                                                                                     $19,953
MARKET MANAGER
Contracts in accumulation period:
   DVA 100................................................................            238,516       27.75             $6,619

VALUE EQUITY
Currently payable annuity products:
   DVA 80 ................................................................                296       20.15                 $6
   DVA 100 ...............................................................              1,103       19.91                 22
Contracts in accumulation period:
   DVA 80 ................................................................              6,969       20.15                140
   DVA 100 ...............................................................            401,819       19.91              7,999
   DVA Series 100.........................................................             11,002       19.49                214
   DVA Plus - Standard (pre February 2000)................................            373,943       19.63              7,342
   DVA Plus- Standard (post February 2000) ...............................             23,912       19.55                468


                                                                 34



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,586,369       19.46             50,333
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            472,034       19.38              9,146
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          2,589,777       19.29             49,949
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            143,195       19.20              2,749
   DVA Plus - 7% Solution (post February 2000)............................             41,973       19.14                803
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          2,230,349       19.08             42,553
   DVA Plus - Max 7 (post February 2000)..................................             10,293       19.03                196
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            298,983       18.97              5,672
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            162,505       18.85              3,064
   Value .................................................................              3,296       20.02                 66
                                                                                                            -------------------
                                                                                                                    $180,722
STRATEGIC EQUITY
Currently payable annuity products:
   DVA 100 ...............................................................             29,192       19.30               $563
Contracts in accumulation period:
   DVA 80 ................................................................             33,313       19.51               $650
   DVA 100 ...............................................................            247,857       19.30              4,785
   DVA Series 100.........................................................              9,208       18.95                174
   DVA Plus - Standard (pre February 2000)................................            469,023       19.07              8,946
   DVA Plus- Standard (post February 2000) ...............................            107,927       19.00              2,051
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          4,824,610       18.92             91,300
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,797,957       18.85             33,893
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,565,530       18.78             66,946
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,149,145       18.70             21,490
   DVA Plus - 7% Solution (post February 2000)............................            185,121       18.65              3,453
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          4,283,689       18.60             79,684
   DVA Plus - Max 7 (post February 2000)..................................            149,363       18.55              2,771
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,203,898       18.50             22,276
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,103,423       18.40             20,308
   Value..................................................................             22,904       19.41                444
                                                                                                            -------------------
                                                                                                                    $359,734

                                                                 34

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
SMALL CAP
Currently payable annuity products:
   DVA 100 ...............................................................              6,108       18.77               $115
Contracts in accumulation period:
   DVA 80.................................................................             21,812       18.96                413
   DVA 100................................................................            366,134       18.77              6,872
   DVA Series 100.........................................................             14,421       18.44                266
   DVA Plus - Standard (pre February 2000)................................            457,260       18.54              8,476
   DVA Plus- Standard (post February 2000)................................             86,622       18.49              1,601
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          6,884,993       18.40            126,665
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...
                                                                                    1,586,595       18.35             29,116
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          5,436,276       18.26             99,255
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,058,396       18.21             19,276
   DVA Plus - 7% Solution (post February 2000)............................            184,093       18.17              3,344
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          4,812,017       18.12             87,196
   DVA Plus - Max 7 (post February 2000)..................................            140,651       18.07              2,542
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,163,996       18.03             20,986
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000..................................................            825,516       17.94             14,808
   Value .................................................................             60,739       18.86              1,146
   Access One ............................................................              1,040       19.25                 20
                                                                                                            -------------------
                                                                                                                    $422,097
MANAGED GLOBAL
Currently payable annuity products:
   DVA 100 ...............................................................             10,419       20.88               $218
Contracts in accumulation period:
   DVA 80.................................................................             17,976       21.22                381
   DVA 100 ...............................................................          1,876,847       20.88             39,190
   DVA Series 100.........................................................             34,905       20.30                709
   DVA Plus - Standard (pre February 2000)................................            583,929       20.44             11,937
   DVA Plus- Standard (post February 2000)................................            110,792       20.33              2,253
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          1,348,843       20.19             27,236
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            965,140       20.08             19,382
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,496,637       19.94             69,740





NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            648,150       19.83             12,855
   DVA Plus - 7% Solution (post February 2000)............................            406,790       19.75              8,034
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            565,653       19.67             11,126
   DVA Plus - Max 7 (post February 2000)..................................            138,197       19.59              2,707
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            621,115       19.51             12,116
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            522,271       19.34             10,103
   Value..................................................................             16,170       21.01                340
   Access One ............................................................                953       21.72                 20
                                                                                                            -------------------
                                                                                                                    $228,347
MID-CAP GROWTH
Currently payable annuity products:
   DVA 80 ................................................................                464       43.92                $20
   DVA 100 ...............................................................              6,727       43.37                292
Contracts in accumulation period:
   DVA 80.................................................................             34,342       43.92              1,509
   DVA 100................................................................          1,201,909       43.37             52,125
   DVA Series 100 ........................................................             21,975       42.42                932
   DVA Plus - Standard (pre February 2000)................................            519,800       42.70             22,193
   DVA Plus- Standard (post February 2000)................................            122,975       42.56              5,234
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          7,313,425       42.23            308,877
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,992,588       42.16             84,008
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          5,926,552       41.89            248,288
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................          1,290,685       41.76             53,902
   DVA Plus - 7% Solution (post February 2000) ...........................            186,073       41.63              7,746
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          6,423,421       41.50            266,562
   DVA Plus - Max 7 (post February 2000) .................................            162,554       41.37              6,725
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................          1,240,675       41.24             51,162
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,099,617       40.98             45,058
   Granite PrimElite - Standard ..........................................              3,616       42.70                155
   Granite PrimElite - Annual Ratchet.....................................             27,638       42.23              1,167
   Value..................................................................             48,259       43.64              2,106
                                                                                                            -------------------
                                                                                                                  $1,158,061
CAPITAL GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              4,517       17.71                $80
   DVA 100................................................................            310,535       17.54              5,447


                                                                 37


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Series 100.........................................................             10,129       17.25                175
   DVA Plus - Standard (pre February 2000)................................            603,420       17.33             10,460
   DVA Plus- Standard (post February 2000)................................             87,080       17.29              1,506
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II,..........................................          6,881,891       17.21            118,442
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,239,023       17.17             21,271
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          6,622,519       17.09            113,149
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            740,611       17.04             12,623
   DVA Plus - 7% Solution (post February 2000)............................            181,294       17.00              3,083
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          8,274,067       16.96            140,348
   DVA Plus - Max 7 (post February 2000)..................................            116,196       16.92              1,966
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,171,869       16.88             19,782
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            874,247       16.80             14,687
   Value..................................................................             21,556       17.63                380
                                                                                                            -------------------
                                                                                                                    $463,399
RESEARCH
Contracts in accumulation period:
   DVA 80 ................................................................              6,559       27.39               $180
   DVA 100................................................................            345,241       27.05              9,340
   DVA Series 100 ........................................................             18,310       26.46                484
   DVA Plus - Standard (pre February 2000)................................            604,614       26.63             16,103
   DVA Plus- Standard (post February 2000)................................             86,539       26.55              2,298
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          8,149,685       26.39            215,099
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,500,906       26.30             39,472
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          7,760,199       26.13            202,800
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            973,963       26.05             25,373
   DVA Plus - 7% Solution (post February 2000)............................            378,215       25.97              9,822
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          8,763,559       25.89            226,859
   DVA Plus - Max 7 (post February 2000)..................................            160,258       25.81              4,135
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................          1,007,294       25.72             25,911
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            807,166       25.56             20,632


                                                                 38


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Granite PrimElite - Standard...........................................              3,075       26.63                 82
   Granite PrimElite - Annual Ratchet.....................................             36,485       26.39                963
   Value..................................................................             35,827       27.23                975
                                                                                                            -------------------
                                                                                                                    $800,528
TOTAL RETURN
Contracts in accumulation period:
   DVA 80.................................................................              8,319       21.54               $179
   DVA 100................................................................            329,747       21.27              7,013
   DVA Series 100.........................................................              7,790       20.80                162
   DVA Plus - Standard (pre February 2000)................................            768,269       20.94             16,086
   DVA Plus- Standard (post February 2000)................................             96,349       20.87              2,011
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          9,222,564       20.75            191,336
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
    (post February 2000), Premium Plus - Standard (post February 2000)....          1,350,560       20.68             27,924
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          6,431,976       20.55             132,146
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            597,315       20.48              12,233
   DVA Plus - 7% Solution (post February 2000)............................            205,502       20.42               4,195
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          9,095,578       20.35             185,107
   DVA Plus - Max 7 (post February 2000) .................................            102,750       20.29               2,084
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            836,664       20.22              16,920
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            506,976       20.10              10,188
   Granite PrimElite - Standard...........................................              4,433       20.94                  93
   Granite PrimElite - Annual Ratchet ....................................             27,675       20.75                 574
   Value .................................................................             28,821       21.40                 617
                                                                                                             -------------------
                                                                                                                     $608,868
GROWTH
Contracts in accumulation period:
   DVA 80.................................................................             33,891       22.65                $768
   DVA 100................................................................            776,539       22.44              17,425
   DVA Series 100.........................................................             28,302       22.07                 624
   DVA Plus - Standard (pre February 2000) ...............................            913,550       22.17              20,257
   DVA Plus- Standard (post February 2000)................................            325,133       22.12               7,192
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................         18,211,995       22.02             400,965
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          4,730,311       21.96             103,884
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         13,563,137       21.86             296,433


                                                                 39


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          3,020,949       21.80              65,867
   DVA Plus - 7% Solution (post February 2000)............................            693,052       21.75              15,074
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         18,166,964       21.70             394,196
   DVA Plus - Max 7 (post February 2000)..................................            437,723       21.65               9,475
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          3,791,737       21.59              81,880
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................          2,741,325       21.49              58,911
   Value..................................................................             89,147       22.55               2,010
   Access One ............................................................                808       22.98                  19
                                                                                                             -------------------
                                                                                                                   $1,474,980
GLOBAL FIXED INCOME
Contracts in accumulation period:
   DVA 80.................................................................                  1       12.19                  $-
   DVA 100................................................................             23,535       12.03                 283
   DVA Plus - Standard (pre February 2000)................................             59,545       11.85                 705
   DVA Plus- Standard (post February 2000)................................             16,337       11.81                 193
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................          1,222,759       11.74              14,352
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                      380,506       11.70               4,451
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            490,596       11.62               5,703
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            149,939       11.59               1,738
   DVA Plus - 7% Solution (post February 2000)............................             14,625       11.55                 169
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            774,315       11.51               8,916
   DVA Plus - Max 7 (post February 2000)..................................             16,854       11.48                 194
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            183,296       11.44               2,097
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            101,438       11.37               1,153
   Value..................................................................              3,821       12.11                  46
                                                                                                             -------------------
                                                                                                                      $40,000
DEVELOPING WORLD
Contracts in accumulation period:
   DVA 80 ................................................................              1,553        7.71                 $12
   DVA 100................................................................             27,070        7.67                 208
   DVA Plus - Standard (pre February 2000)................................             48,529        7.61                 369
   DVA Plus- Standard (post February 2000)................................             43,664        7.60                 332
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,014,773        7.58              15,271


                                                                 40


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            760,058        7.57               5,752
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            991,863        7.55               7,485
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            609,636        7.54               4,594
   DVA Plus - 7% Solution (post February 2000)............................             52,533        7.52                 395
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          1,788,603        7.51              13,439
   DVA Plus - Max 7 (post February 2000)..................................             35,033        7.50                 263
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            549,427        7.49               4,116
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            259,187        7.47               1,936
   Value..................................................................             29,347        7.69                 226
                                                                                                             -------------------
                                                                                                                      $54,398
ASSET ALLOCATION GROWTH
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................              9,294        9.38                 $87
   DVA Plus- Standard (post February 2000)................................              5,894        9.38                  55
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................             41,334        9.38                 388
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            123,421        9.38               1,157
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................             25,334        9.37                 238
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            101,509        9.37                 951
   DVA Plus - 7% Solution (post February 2000)............................              7,201        9.37                  68
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             36,958        9.37                 346
   DVA Plus - Max 7 (post February 2000)..................................             11,921        9.37                 112
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................             66,092        9.37                 619
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................             72,072        9.37                 675
                                                                                                             -------------------
                                                                                                                       $4,696
DIVERSIFIED MID CAP
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             6,748         9.88                 $66
   DVA Plus- Standard (post February 2000)................................             5,137         9.88                  50
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           290,230         9.88               2,867


                                                                 41


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           131,431         9.88               1,298
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................           185,852         9.87               1,835
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            80,992         9.87                 799
   DVA Plus - 7% Solution (post February 2000)............................             9,164         9.87                  90
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................           285,263         9.87               2,816
   DVA Plus - Max 7 (post February 2000)..................................            10,627         9.87                 109
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            55,360         9.87                 546
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            89,462         9.87                 882
                                                                                                             -------------------
                                                                                                                      $11,358
INVESTORS SERIES Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................            13,281        11.28                $150
   DVA Plus- Standard (post February 2000)................................            29,577        11.27                 333
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................           539,461        11.26               6,075
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           313,828        11.26               3,533
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................           198,869        11.25               2,236
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           202,765        11.24               2,280
   DVA Plus - 7% Solution (post February 2000)............................            21,065        11.24                 237
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           234,838        11.23               2,637
   DVA Plus - Max 7 (post February 2000)..................................            11,867        11.23                 133
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           145,735        11.22               1,635
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           191,223        11.21               2,144
   Value..................................................................            14,613        11.31                 165
                                                                                                             -------------------
                                                                                                                      $21,558
GROWTH & INCOME SERIES
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             3,617         9.95                 $36
   DVA Plus- Standard (post February 2000) ...............................            23,267         9.95                 231
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           274,785         9.94               2,733


                                                                 42


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           170,460         9.94               1,695
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            88,531         9.94                 880
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................           128,409         9.94               1,276
   DVA Plus - 7% Solution (post February 2000)............................            19,469         9.94                 193
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           283,250         9.94               2,815
   DVA Plus - Max 7 (post February 2000)..................................            21,427         9.94                 213
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           148,807         9.93               1,478
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           113,353         9.93               1,126
   Value..................................................................             5,022         9.96                  50
                                                                                                             -------------------
                                                                                                                      $12,726
SPECIAL SITUATIONS
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             2,315         8.89                 $21
   DVA Plus- Standard (post February 2000)................................            18,016         8.89                 160
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           121,670         8.89               1,081
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            76,347         8.89                 678
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            85,716         8.89                 762
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            66,473         8.88                 591
   DVA Plus - 7% Solution (post February 2000)............................             9,174         8.88                  81
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           131,190         8.88               1,165
   DVA Plus - Max 7 (post February 2000)..................................             5,866         8.88                  52
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            62,575         8.88                 556
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            83,761         8.88                 744
                                                                                                             -------------------
                                                                                                                       $5,891
ING GLOBAL BRAND NAMES
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................            10,619         8.76                 $93
   DVA Plus- Standard (post February 2000)................................             8,037         8.76                  70
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           110,552         8.75                 968


                                                                 43


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (In thousands)
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           169,871         8.75               1,486
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            21,575         8.75                 189
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            85,307         8.74                 746
   DVA Plus - 7% Solution (post February 2000)............................            39,547         8.74                 346
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            28,853         8.74                 252
   DVA Plus - Max 7 (post February 2000)..................................             7,369         8.73                  64
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            84,578         8.73                 738
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            68,648         8.72                 599
   Value..................................................................               336         8.78                   3
                                                                                                             -------------------
                                                                                                                       $5,554
PIMCO HIGH YIELD BOND
Contracts in accumulation period:
   DVA 80.................................................................                 1        10.17                   -
   DVA 100................................................................           126,903        10.12              $1,284
   DVA Series 100.........................................................               948        10.03                  10
   DVA Plus - Standard (pre February 2000)................................           362,732        10.05               3,645
   DVA Plus- Standard (post February 2000)................................            63,647        10.04                 639
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................         5,140,417        10.01              51,454
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           908,512         9.97               9,082
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         3,158,188         9.97              31,485
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           498,509         9.96               4,963
   DVA Plus - 7% Solution (post February 2000)............................           111,021         9.94               1,104
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         4,861,887         9.93              48,273
   DVA Plus - Max 7 (post February 2000)..................................            64,046         9.92                 635
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           631,991         9.90               6,258
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           386,288         9.88               3,815
   Value..................................................................            20,732        10.15                 210
                                                                                                             -------------------
                                                                                                                     $162,857
PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
   DVA 80.................................................................               399        11.91                  $5
   DVA 100................................................................           117,131        11.85               1,388


                                                                 44


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Series 100.........................................................             2,489        11.73                  29
   DVA Plus - Standard (pre February 2000)................................           281,922        11.77               3,317
   DVA Plus- Standard (post February 2000) ...............................            86,637        11.75               1,018
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................         6,006,923        11.72              70,399
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...         1,178,840        11.70              13,797
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         4,659,705        11.67              54,389
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           624,891        11.66               7,284
   DVA Plus - 7% Solution (post February 2000)............................           187,618        11.64               2,184
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         6,921,410        11.62              80,461
   DVA Plus - Max 7 (post February 2000)..................................            70,828        11.61                 822
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................         1,176,897        11.59              13,644
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           829,397        11.56               9,589
   Value..................................................................            13,298        11.88                 158
                                                                                                             -------------------
                                                                                                                     $258,484
PRUDENTIAL JENNISON PORTFOLIO
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             2,731         7.85                 $21
   DVA Plus- Standard (post February 2000)................................            37,201         7.85                 292
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           194,916         7.85               1,529
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           242,694         7.84               1,902
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................            64,129         7.84                 503
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            92,165         7.84                 722
   DVA Plus - 7% Solution (post February 2000)............................            15,840         7.83                 124
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            75,572         7.83                 592
   DVA Plus - Max 7 (post February 2000)..................................            19,630         7.83                 154
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            89,929         7.82                 704
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           152,003         7.82               1,189
                                                                                                             -------------------
                                                                                                                       $7,732


                                                                 45


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
SP JENNISON INTERNATIONAL PORTFOLIO
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             7,751         8.57                 $66
   DVA Plus- Standard (post February 2000)................................             6,381         8.57                  55
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................            65,551         8.56                 561
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            44,024         8.56                 377
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            64,843         8.56                 555
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            58,710         8.56                 503
   DVA Plus - 7% Solution (post February 2000)............................             3,557         8.56                  30
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            15,695         8.56                 134
   DVA Plus - Max 7 (post February 2000) .................................             7,516         8.56                  64
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            12,698         8.55                 109
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            28,074         8.55                 240
   Value..................................................................             2,995         8.57                  26
                                                                                                             -------------------
                                                                                                                       $2,720
SMITH BARNEY APPRECIATION
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................               419        18.16                  $8
   Granite PrimElite - Annual Ratchet.....................................            45,655        18.03                 823
                                                                                                             -------------------
                                                                                                                         $831
SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             4,903        12.56                 $62
   Granite PrimElite - Annual Ratchet.....................................            30,852        12.46                 384
                                                                                                             -------------------
                                                                                                                         $446
SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             3,364        21.34                 $72
   Granite PrimElite - Annual Ratchet.....................................            29,285        21.16                 620
                                                                                                             -------------------
                                                                                                                         $692
SMITH BARNEY INTERNATIONAL EQUITY
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             2,260        17.89                $ 40
   Granite PrimElite - Annual Ratchet.....................................            23,397        17.74                 415
                                                                                                             -------------------
                                                                                                                         $455
SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................            10,771        12.38                $133
   Granite PrimElite - Annual Ratchet.....................................             1,839        12.27                  23
                                                                                                             -------------------
                                                                                                                         $156


                                                                 46


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
INTERNATIONAL EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......          5,535,477       11.37             $62,958
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          2,474,742       11.37              28,140
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          5,326,265       11.29              60,130
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            685,944       11.18               7,669
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,257,278       11.43              14,365
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            804,897       11.34               9,130
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,033,869       11.23              11,615
   Value..................................................................             52,151       11.73                 611
                                                                                                             -------------------
                                                                                                                     $194,618
ASSET ALLOCATION
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......             10,075       10.78                $109
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................              4,515       10.76                  49
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             18,669       10.74                 200
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             70,287       10.78                 757
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              6,792       10.76                  73
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             18,516       10.73                 199
                                                                                                             -------------------
                                                                                                                       $1,387
EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......             10,577       11.41              $  121
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................             12,157       11.39                 138


                                                                 47


NOTE 7 - UNIT VALUES (CONTINUED)
                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................              6,672       11.37                  76
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             46,533       11.41                 531
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              3,426       11.38                  39
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             14,623       11.36                 166
                                                                                                             -------------------
                                                                                                                       $1,071
GROWTH & INCOME Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet......               9,132       10.98                $100
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................                992       10.96                  11
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................              3,904       10.94                  43
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              4,780       10.98                  52
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................              7,086       10.93                  78
                                                                                                             -------------------
                                                                                                                         $284
HIGH QUALITY BOND
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              4,745       11.05                 $53
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              2,299       11.04                  25
                                                                                                             -------------------
                                                                                                                          $78
SMALL COMPANY GROWTH
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......              1,744       13.35                 $23
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................              1,380       13.32                  19
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              1,108       13.34                  15
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................                466       13.32                   6


                                                                 48


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................                627       13.28                   8
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................                100       13.27                   1
                                                                                                             -------------------
                                                                                                                          $72
                                                                                                             -------------------
COMBINED..................................................................        483,096,286                      $9,712,952
                                                                                ===============              ===================


                                                                 49

                       Statement of Additional Information

                                GOLDENSELECT DVA

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2001

                                TABLE OF CONTENTS

ITEM                                                                       PAGE

Introduction                                                                  1
Description of Golden American Life Insurance Company                         1
Safekeeping of Assets                                                         1
The Administrator                                                             1
Independent Auditors                                                          1
Distribution of Contracts                                                     1
Performance Information                                                       2
IRA Partial Withdrawal Option                                                 7
Other Information                                                             7
Financial Statements of Golden American Life Insurance Company                8
Financial Statements of Separate Account B                                    8

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $605 billion in assets as of December 31, 2000.

As of December 31, 2000, Golden American had approximately $617.1 million in stockholder's equity and approximately $11.9 billion in total assets, including approximately $9.8 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $930,000 and $1,109,000 pursuant to the service agreement in 2000 and 1999, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1998 and December 31, 1999. For the year ended December 31, 2000 only a single broker/dealer institution sold more than 10% of Golden American's variable insurance products. For the years ended 2000, 1999 and 1998 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of

New York, to Directed Services, Inc. aggregated $208,883,000, $181,536,000 and $117,470,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $21,296,000, $10,136,000 and $4,771,000 for the years ended 2000, 1999 and 1998, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return) +1)**365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2000 to December 31, 2000 were 5.17% and 5.30% respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

     Yield = 2 x [((a - b)/(c x d) + 1)**6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investmenr portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**(n)=ERV

Where:
          (1)  [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges and the maximum mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for Periods Ending 12/31/00 - Standardized
----------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                           -1.05%       3.74%       3.56%       4.10%      1/25/89
Limited Maturity Bond                   0.61%       3.88%       4.79%       5.30%      1/25/89
Core Bond                              -6.10%       0.29%        n/a        2.98%      10/7/94
Fully Managed                          14.71%      11.71%      10.67%       8.74%      1/25/89
Total Return                            9.29%      11.63%        n/a       12.84%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a      -12.20%     10/02/00
Equity Income                           5.76%       7.74%       8.36%       7.97%      1/25/89
All Cap                                  n/a         n/a         n/a       10.37%       2/1/00
Growth and Income                        n/a         n/a         n/a       -6.52%     10/02/00
Real Estate                            23.64%      11.20%      13.76%       8.95%      1/25/89
Value Equity                            1.64%       7.92%        n/a       12.04%       1/1/95
Investors                                n/a         n/a         n/a        7.02%       2/1/00
Rising Dividends                       -9.13%      13.76%        n/a       13.86%      10/4/93
Managed Global                        -21.46%      16.42%        n/a        9.36%     10/21/92
Large Cap Value                          n/a         n/a         n/a       -0.16%       2/1/00
Hard Assets                           -11.73%       1.76%       5.42%       4.56%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -7.18%     10/02/00
Research                              -11.54%      15.25%        n/a       17.29%      10/7/94
Capital Growth                        -23.99%        n/a         n/a       12.27%       4/1/96
Capital Appreciation                  -22.11%      11.63%        n/a       11.65%       5/4/92
Small Cap                             -25.11%        n/a         n/a       13.17%       1/2/96
Mid-Cap Growth                          1.05%      26.52%        n/a       26.52%      10/7/94
Strategic Equity                      -19.37%      13.77%        n/a       13.22%      10/2/95
Special Situations                       n/a         n/a         n/a      -17.08%     10/02/00
Growth                                -28.81%        n/a         n/a       18.31%       4/1/96
Developing World                      -40.50%        n/a         n/a      -10.57%      2/18/98

THE PIMCO TRUST
High Yield Bond                        -7.90%*        n/a         n/a      -1.10%*      5/1/98
StocksPLUS Growth and Income          -16.44%*        n/a         n/a       5.17%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -18.24%*      5/1/00
THE PRUDENTIAL SERIES FUND, INC
Prudential Jennison                      n/a         n/a         n/a      -27.35%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -20.34%     10/02/00

* Total return calculation reflects certain waivers of portfolio fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**(n)]=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the death benefit and the administrative charges but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized
--------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                            4.99%       4.13%       3.60%       4.13%      1/25/89
Limited Maturity Bond                   6.66%       4.26%       4.83%       5.34%      1/25/89
Core Bond                              -0.05%       0.73%        n/a        3.02%      10/7/94
Fully Managed                          20.76%      12.01%      10.71%       8.78%      1/25/89
Total Return                           15.34%      11.92%        n/a       12.88%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a       -6.20%     10/02/00
Equity Income                          11.81%       8.07%       8.40%       8.00%      1/25/89
All Cap                                  n/a         n/a         n/a       16.36%       2/1/00
Growth and Income                        n/a         n/a         n/a       -0.53%     10/02/00
Real Estate                            29.69%      11.49%      13.78%       8.98%      1/25/89
Value Equity                            7.69%       8.25%        n/a       12.17%       1/1/95
Investors                                n/a         n/a         n/a       13.03%       2/1/00
Rising Dividends                       -3.09%      14.03%        n/a       13.89%      10/4/93
Managed Global                        -15.41%      16.67%        n/a        9.40%     10/21/92
Large Cap Value                          n/a         n/a         n/a        5.83%       2/1/00
Hard Assets                            -5.68%       2.17%       5.46%       4.60%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -1.19%     10/02/00
Research                               -5.49%      15.51%        n/a       17.32%      10/7/94
Capital Growth                        -17.95%        n/a         n/a       12.57%       4/1/96
Capital Appreciation                  -16.07%      11.92%        n/a       11.68%       5/4/92
Small Cap                             -19.06%        n/a         n/a       13.44%       1/2/96
Mid-Cap Growth                          7.10%      26.71%        n/a       26.55%      10/7/94
Strategic Equity                      -13.32%      14.04%        n/a       13.36%      10/2/95
Special Situations                       n/a         n/a         n/a      -11.09%     10/02/00
Growth                                -22.76%        n/a         n/a       18.56%       4/1/96
Developing World                      -34.45%        n/a         n/a      -8.85%       2/18/98

THE PIMCO TRUST
High Yield Bond                        -1.85%*       n/a         n/a        0.44%*      5/1/98
StocksPLUS Growth and Income          -10.39%*       n/a         n/a        6.56%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -12.25%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC
Prudential Jennison                      n/a         n/a         n/a      -21.36%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -14.35%     10/02/00

*Total return calculation reflects certain waivers of portfolio fees and expenses.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1. AUV, beginning of period                                     $1.80000000
     2. Value of securities, beginning of period                          $21.20
     3. Change in value of securities                                      $ .50
     4. Gross investment return (3) divided by (2)                      02358491
     5. Less daily mortality and expense charge                         00002477
     6. Less asset based administrative charge                          00000276
     7. Net investment return (4) minus (5) minus (6)                   02355738
     8. Net investment factor (1.000000) plus (7)                     1.02355738
     9. AUV, end of period (1) multiplied by (8)                     $1.84240328

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1. Initial Premium Payment                                          $100.00
     2. AUV on effective date of purchase (see Example 1)             $1.8000000
     3. Number of Units purchased [(1) divided by (2)]                  55.55556
     4. AUV for valuation date following purchase (see Example 1)    $1.84240328
     5. Contract  Value in account for valuation date
        following purchase [(3) multiplied by (4)]                       $102.36

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is notwithdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

The audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
        Consolidated Balance Sheets
        Consolidated Statements of Operations
        Consolidated Statements of Changes in Stockholder's Equity Consolidated Statements of Cash Flows
     Notes to Consolidated Financial Statements


--------------------------------------------------------------------------------
         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 2000 and 1999, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 12, 2001

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                              December 31,  December 31,
                                                                  2000          1999
                                                              -----------   -----------
ASSETS

Investments:

   Fixed maturities, available for sale, at fair value
      (cost: 2000 - $798,751; 1999 - $858,052) ............   $   792,578   $   835,321

   Equity securities, at fair value (cost: 2000 - $8,611;
      1999 - $14,952) .....................................         6,791        17,330

   Mortgage loans on real estate ..........................        99,916       100,087

   Policy loans ...........................................        13,323        14,157

   Short-term investments .................................       106,775        80,191
                                                              -----------   -----------
Total investments .........................................     1,019,383     1,047,086

Cash and cash equivalents .................................        63,207        14,380

Reinsurance recoverable ...................................        19,331        14,834

Reinsurance recoverable from affiliates ...................        14,642            --

Due from affiliates .......................................        38,786           637

Accrued investment income .................................         9,606        11,198

Deferred policy acquisition costs .........................       635,147       528,957

Value of purchased insurance in force .....................        25,942        31,727

Current income taxes recoverable ..........................           511            35

Deferred income tax asset .................................         9,047        21,943

Property and equipment, less allowances for depreciation of
   $5,638 in 2000 and $3,229 in 1999 ......................        14,404        13,888

Goodwill, less accumulated amortization of $11,964 in 2000
   and $8,186 in 1999 .....................................       139,163       142,941

Other assets ..............................................        32,019         2,514

Separate account assets ...................................     9,831,489     7,562,717
                                                              -----------   -----------
Total assets ..............................................   $11,852,677   $ 9,392,857
                                                              ===========   ===========

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (CONTINUED)
                  (Dollars in thousands, except per share data)

                                                                December 31,    December 31,
                                                                    2000            1999
                                                                ------------    ------------
LIABILITIES AND STOCKHOLDER`S EQUITY

Policy liabilities and accruals:

   Future policy benefits:

      Annuity and interest sensitive life products ..........   $  1,062,891    $  1,033,701

      Unearned revenue reserve ..............................          6,817           6,300

   Other policy claims and benefits .........................             82               8
                                                                ------------    ------------
                                                                   1,069,790       1,040,009

Surplus notes ...............................................        245,000         245,000

Revolving note payable ......................................             --           1,400

Due to affiliates ...........................................         19,887          12,650

Other liabilities ...........................................         69,374          53,232

Separate account liabilities ................................      9,831,489       7,562,717
                                                                ------------    ------------
                                                                  11,235,540       8,915,008

Commitments and contingencies

Stockholder's equity:

   Common stock, par value $10 per share, authorized, issued,
      and outstanding 250,000 shares ........................          2,500           2,500

   Additional paid-in capital ...............................        583,640         468,640

   Accumulated other comprehensive loss .....................         (4,046)         (9,154)

   Retained earnings ........................................         35,043          15,863
                                                                ------------    ------------
Total stockholder's equity ..................................        617,137         477,849
                                                                ------------    ------------
Total liabilities and stockholder's equity ..................   $ 11,852,677    $  9,392,857
                                                                ============    ============

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Dollars in thousands)

Year Ended December 31                                  2000         1999         1998
                                                     ---------    ---------    ---------
REVENUES:
   Annuity and interest sensitive life product
      charges ....................................   $ 144,877    $  82,935    $  39,119
   Management fee revenue ........................      22,982       11,133        4,771
   Net investment income .........................      64,140       59,169       42,485
   Realized losses on investments ................      (6,554)      (2,923)      (1,491)
                                                     ---------    ---------    ---------
                                                       225,445      150,314       84,884
Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
      Interest credited to account balances ......     195,088      175,257       94,845
      Benefit claims incurred in excess of account
         balances ................................       4,943        6,370        2,123
Underwriting, acquisition and insurance  expenses:
   Commissions ...................................     213,719      188,383      121,171
   General expenses ..............................      84,936       60,205       37,612
   Insurance taxes, state licenses, and fees .....       4,528        3,976        4,140
   Policy acquisition costs deferred .............    (168,444)    (346,396)    (197,796)
   Amortization:
      Deferred policy acquisition costs ..........      55,154       33,119        5,148
      Value of purchased insurance in force ......       4,801        6,238        4,724
      Goodwill ...................................       3,778        3,778        3,778
   Expenses and charges reimbursed under
      modified coinsurance agreements ............    (225,787)      (9,247)      (5,604)
                                                     ---------    ---------    ---------
                                                       172,716      121,683       70,141

Interest expense .................................      19,867        8,894        4,390
                                                     ---------    ---------    ---------
                                                       192,583      130,577       74,531
                                                     ---------    ---------    ---------
Income before income taxes .......................      32,862       19,737       10,353


Income taxes .....................................      13,682        8,523        5,279
                                                     ---------    ---------    ---------

Net income .......................................   $  19,180    $  11,214    $   5,074
                                                     =========    =========    =========

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Dollars in thousands)

                                                  Additional Accumulated Other  Retained       Total
                                      Common        Paid-in    Comprehensive    Earnings    Stockholder's
                                       Stock        Capital    Income (Loss)    (Deficit)      Equity
                                     --------------------------------------------------------------------
Balance at December 31, 1997 .....   $   2,500     $ 224,997     $     241      $    (425)    $ 227,313
   Comprehensive income:
      Net income .................          --            --            --          5,074         5,074
      Change in net unrealized
         investment gains (losses)          --            --        (1,136)            --        (1,136)
   Comprehensive income ..........       3,938
   Contribution of capital .......          --       122,500            --             --       122,500
   Other .........................          --           143            --             --           143
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 1998 .....       2,500       347,640          (895)         4,649       353,894
   Comprehensive income:
      Net income .................          --            --            --         11,214        11,214
      Change in net unrealized
         investment gains (losses)          --            --        (8,259)            --        (8,259)
   Comprehensive income ..........       2,955
   Contribution of capital .......          --       121,000            --             --       121,000
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 1999 .....   $   2,500     $ 468,640     $  (9,154)     $  15,863     $ 477,849
   Comprehensive income:
      Net income .................          --            --            --         19,180        19,180
      Change in net unrealized
         investment gains (losses)          --            --         5,108             --         5,108
   Comprehensive income ..........      24,288
   Contribution of capital .......          --       115,000            --             --       115,000
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 2000 .....   $   2,500     $ 583,640     $  (4,046)     $  35,043     $ 617,137
                                     =========     =========     =========      =========     =========

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

Year Ended December 31                                     2000         1999         1998
                                                        ---------    ---------    ---------
OPERATING ACTIVITIES
Net income ..........................................   $  19,180    $  11,214    $   5,074
Adjustments to reconcile net income to net
   cash provided by (used in) operations:
   Adjustments related to annuity and interest
      sensitive life products:
      Interest credited and other charges on interest
         sensitive products .........................     195,088      175,257       94,845
      Charges for mortality and administration ......        (313)         524         (233)
      Change in unearned revenues ...................         517        2,460        2,651
   Increase (decrease) in policy liabilities and
      accruals ......................................          74            8          (10)
   Decrease (increase) in accrued investment
      income ........................................       1,592       (1,553)      (3,222)
   Policy acquisition costs deferred ................    (168,444)    (346,396)    (197,796)
   Amortization of deferred policy acquisition costs       55,154       33,119        5,148
   Amortization of value of purchased insurance
      in force ......................................       4,801        6,238        4,724
   Change in other assets, due to/from affiliates,
      other liabilities and accrued income taxes ....     (63,840)      24,845        9,979
   Provision for depreciation and amortization ......       8,616        8,850        8,147
   Provision for deferred income taxes ..............      13,728        8,523        5,279
   Realized losses on investments ...................       6,554        2,923        1,491
                                                        ---------    ---------    ---------
Net cash provided by (used in) operating activities .      72,707      (73,988)     (63,923)
                                                        ---------    ---------    ---------

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ............     205,136      220,547      145,253
   Mortgage loans on real estate ....................      12,701        6,572        3,791
   Equity securities ................................       6,128           --           --
   Policy loans - net ...............................         834           --           --
                                                        ---------    ---------    ---------
                                                          224,799      227,119      149,044

Acquisition of investments:
   Fixed maturities - available for sale ............    (154,028)    (344,587)    (476,523)
   Equity securities ................................          --           --      (10,000)
   Mortgage loans on real estate ....................     (12,887)      (9,659)     (16,390)
   Policy loans - net ...............................          --       (2,385)      (2,940)
   Short-term investments - net .....................     (26,584)     (39,039)     (26,692)
                                                        ---------    ---------    ---------
                                                         (193,499)    (395,670)    (532,545)

Issuance of reciprocal loan agreement receivables ...     (16,900)          --           --
Receipt of repayment of reciprocal loan agreement
   receivables ......................................      16,900           --           --
Net purchase of property and equipment ..............      (3,285)      (8,968)      (6,485)
                                                        ---------    ---------    ---------
Net cash provided by (used in) investing activities .      28,015     (177,519)    (389,986)

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                             (Dollars in thousands)

Year Ended December 31                                   2000         1999         1998
                                                      ---------    ---------    ---------
FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement
   borrowings .....................................   $ 178,900    $ 396,350    $ 500,722
Repayment of reciprocal loan agreement
   borrowings .....................................    (178,900)    (396,350)    (500,722)
Proceeds from revolving note payable ..............      67,200      220,295      108,495
Repayment of revolving note payable ...............     (68,600)    (218,895)    (108,495)
Proceeds from surplus note ........................          --      160,000       60,000
Repayment of line of credit borrowings ............          --           --       (5,309)
Receipts from annuity and interest sensitive
   life policies credited to account balances .....     801,793      773,685      593,428
Return of account balances on annuity
   and interest sensitive life policies ...........    (141,440)    (146,607)     (72,649)

Net reallocations to separate account .............    (825,848)    (650,270)    (239,671)
Contributions of capital by parent ................     115,000      121,000      103,750
                                                      ---------    ---------    ---------
Net cash provided by (used in) financing activities     (51,895)     259,208      439,549
                                                      ---------    ---------    ---------

Increase (decrease) in cash and cash
   equivalents ....................................      48,827        7,701      (14,360)

Cash and cash equivalents at beginning of
   period .........................................      14,380        6,679       21,039
                                                      ---------    ---------    ---------
Cash and cash equivalents at end of period ........   $  63,207    $  14,380    $   6,679
                                                      =========    =========    =========

SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION
Cash paid during the period for:
   Interest .......................................   $  22,444    $   6,392    $   4,305
   Income taxes ...................................         957           --           99
Non-cash financing activities:
   Non-cash adjustment to additional paid-in
      capital for adjusted merger costs ...........          --           --          143
   Contribution of capital from parent to
      repay line of credit borrowings .............          --           --       18,750

                             See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. First Golden is licensed to sell insurance products in New York and Delaware. The Companies' variable annuity products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997 ("the merger date"), PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2000 and 1999, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans on Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business ($63.8 million during 2000, $153.0 million during 1999, and $73.4 million during 1998), have been deferred. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 14.00% during 2000, 3.00% to 11.00% during 1999, and 3.00% to 10.00% during 1998. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for the variable insurance products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable insurance products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2001, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities. Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

PENDING ACCOUNTING STANDARDS: DERIVATIVE FINANCIAL INSTRUMENTS
During 1998, the Financial Accounting Standards Board issued Statement No. 133 ("SFAS 133"), Accounting for Derivative Financial Instruments and Hedging Activities. SFAS 133 requires that all derivative instruments, including certain derivative instruments embedded in other contracts, be recorded on the balance sheet and measured at its fair value. The change in a derivative's fair value is generally to be recognized in current period earnings.

If certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value or as a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. The Companies

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

adopted SFAS 133 on January 1, 2000. The cumulative effect of the accounting change upon adoption was not material.

RECLASSIFICATIONS
Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $71,134,000 in 2000, $85,578,000 in 1999, $68,002,000
in 1998. Total statutory capital and surplus was $406,923,000 and $368,928,000 at December 31, 2000 and 1999, respectively.

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual will be effective January 1, 2001, and has been adopted, at least in part, by the States of Delaware and New York, which are the states of domicile for Golden American and First Golden, respectively. The revised manual will result in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Companies' statutory-basis capital and surplus as of January 1, 2001 will not be significant.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS
Major categories of net investment income are summarized below:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities ......................   $ 55,302       $ 50,352      $ 35,224
Equity securities .....................        248            515            --
Mortgage loans on real estate .........      7,832          7,074         6,616
Policy loans ..........................        516            485           619
Short-term investments ................      2,253          2,583         1,311
Other, net ............................        543            388           246
                                          --------       --------      --------
Gross investment income ...............     66,694         61,397        44,016
Less investment expenses ..............     (2,554)        (2,228)       (1,531)
                                          --------       --------      --------
Net investment income .................   $ 64,140       $ 59,169      $ 42,485
                                          ========       ========      ========

Realized losses on investments follows:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities, available for sale ..   $ (6,289)      $ (2,910)     $ (1,428)
Equity securities .....................       (213)            --            --
Mortgage loans on real estate .........        (52)           (13)          (63)
                                          --------       --------      --------
Realized losses on investments ........   $ (6,554)      $ (2,923)     $ (1,491)
                                          ========       ========      ========

The change in unrealized appreciation (depreciation) of securities at fair value follows:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities, available for sale ..   $ 16,558       $(24,944)     $  1,100
Equity securities .....................     (4,198)         5,301        (2,390)
                                          --------       --------      --------
Unrealized appreciation (depreciation)
   of securities ......................   $ 12,360       $(19,643)     $ (1,290)
                                          ========       ========      ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

At December 31, 2000 and December 31, 1999, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                 Gross      Gross     Estimated
                                  Amortized   Unrealized  Unrealized    Fair
                                     Cost        Gains      Losses      Value
                                   --------    --------    --------    --------
                                              (Dollars in thousands)
December 31, 2000
-----------------
U.S. government and governmental
   agencies and authorities ....   $ 18,607    $    580    $    (16)   $ 19,171
Public utilities ...............     54,132         294      (1,600)     52,826
Corporate securities ...........    355,890       1,318      (8,006)    349,202
Other assets-backed securities .    223,787       2,166      (1,831)    224,122
Mortgage-backed securities .....    146,335       1,465        (543)    147,257
                                   --------    --------    --------    --------
Total ..........................   $798,751    $  5,823    $(11,996)   $792,578
                                   ========    ========    ========    ========

December 31, 1999
-----------------
U.S. government and governmental
   agencies and authorities ....   $ 21,363          --    $   (260)   $ 21,103
Public utilities ...............     53,754    $     25      (2,464)     51,315
Corporate securities ...........    396,494          53     (12,275)    384,272
Other assets-backed securities .    207,044         850      (4,317)    203,577
Mortgage-backed securities .....    179,397          39      (4,382)    175,054
                                   --------    --------    --------    --------
Total ..........................   $858,052    $    967    $(23,698)   $835,321
                                   ========    ========    ========    ========

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 2000, net unrealized investment loss on fixed maturities designated as available for sale totaled $6,173,000. Depreciation of $1,447,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $801,000 to VPIF, $3,146,000 to DPAC, and $779,000 to deferred income taxes). At December 31, 1999, net unrealized investment loss on fixed maturities designated as available for sale totaled $22,731,000. Depreciation of $6,955,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $1,785,000 to VPIF, $10,246,000 to DPAC, and $3,745,000 to
deferred income taxes).

At December 31, 2000, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $1,820,000. At December 31, 1999, net unrealized appreciation on equity securities was comprised entirely of gross appreciation of $2,378,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)
                                                      Amortized       Estimated
December 31, 2000                                       Cost          Fair Value
--------------------------------------------------------------------------------
                                                        (Dollars in thousands)
Due within one year .........................         $ 51,001         $ 50,836
Due after one year through five years .......          323,753          317,862
Due after five years through ten years ......           45,812           44,891
Due after ten years .........................            8,063            7,610
                                                      --------         --------
                                                       428,629          421,199
Other asset-backed securities ...............          223,787          224,122
Mortgage-backed securities ..................          146,335          147,257
                                                      --------         --------
Total .......................................         $798,751         $792,578
                                                      ========         ========

An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                              Gross       Gross        Proceeds
                                              Amortized     Realized     Realized        From
                                                 Cost         Gains       Losses         Sale
                                               --------     --------     --------      --------
                                                            (Dollars in thousands)
For the year ended December 31, 2000:
Scheduled principal repayments, calls, and
   tenders ...............................     $ 91,158     $    122     $     (1)     $ 91,279
Sales ....................................      120,125          285       (6,553)      113,857
                                               --------     --------     --------      --------
Total ....................................     $211,283     $    407     $ (6,554)     $205,136
                                               ========     ========     ========      ========

For the year ended December 31, 1999:
Scheduled principal repayments, calls, and
   tenders ...............................     $141,346     $    216         (174)     $141,388
Sales ....................................       80,472          141     $ (1,454)       79,159
                                               --------     --------     --------      --------
Total ....................................     $221,818     $    357     $ (1,628)     $220,547
                                               ========     ========     ========      ========

For the year ended December 31, 1998:
Scheduled principal repayments, calls, and
   tenders ...............................     $102,504     $     60     $     (3)     $102,561
Sales ....................................       43,204          518       (1,030)       42,692
                                               --------     --------     --------      --------
Total ....................................     $145,708     $    578     $ (1,033)     $145,253
                                               ========     ========     ========      ========

Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

During the second quarter of 2000, Golden American determined that the carrying value of an impaired bond exceeded its estimated net realizable value. As a result, on June 30, 2000, Golden American recognized a total pre-tax loss of approximately $142,000 to reduce the carrying value of the bond to its net realizable value of $315,000 at December 31, 2000.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During the year 2000, these bonds had no further reduction in carrying value.

Investments on Deposit: At December 31, 2000 and 1999, affidavits of deposits covering bonds with a par value of $6,870,000 and $6,470,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 2000 and December 31, 1999. Fixed maturities included investments in basic industrials (29% in 2000, 29% in 1999), conventional mortgage-backed securities (20% in 2000, 22% in 1999), financial companies (14% in 2000, 16% in 1999), and other asset-backed securities (20% in 2000, 19% in 1999). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (15% in 2000, 12% in 1999) and Utah (9% in 2000, 10% in
1999). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2000 and 1999. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (29% in 2000, 34% in 1999), industrial buildings (35% in 2000, 33% in 1999), retail facilities (18% in 2000, 19% in 1999), and multi-family apartments (10% in 2000, 10% in 1999). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2000.

4.   COMPREHENSIVE INCOME

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Total comprehensive income (loss) for the Companies includes $606,000 for the year ended December 31, 2000 for First Golden and $(452,000) and $1,015,000 for the years ended December 31, 1999 and 1998, respectively. Other comprehensive income excludes net investment gains (losses) included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,670,000), $(1,468,000) and $(2,133,000) in the years ended December 31, 2000, 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(4,742,000), $(1,441,000) and $705,000 in the years ended December 31, 2000, 1999 and 1998, respectively.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

December 31                                           2000                      1999
                                             -----------------------   -----------------------
                                                           Estimated                Estimated
                                              Carrying       Fair       Carrying      Fair
                                                Value        Value        Value       Value
                                             ----------   ----------   ----------   ----------
                                                           (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale ..   $  792,578   $  792,578   $  835,321   $  835,321
   Equity securities .....................        6,791        6,791       17,330       17,330
   Mortgage loans on real estate .........       99,916      100,502      100,087       95,524
   Policy loans ..........................       13,323       13,323       14,157       14,157
   Short-term investments ................      106,775      106,775       80,191       80,191
   Cash and cash equivalents .............       63,207       63,207       14,380       14,380
   Separate account assets ...............    9,831,489    9,831,489    7,562,717    7,562,717

LIABILITIES
   Annuity products ......................    1,047,932      962,810    1,017,105      953,546
   Surplus notes .........................      245,000      204,455      245,000      226,100
   Revolving note payable ................           --           --        1,400        1,400
   Separate account liabilities ..........    9,831,489    9,831,489    7,562,717    7,562,717

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   VALUE OF PURCHASED IN FORCE

As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.32% during 2000 (7.33% during 1999, and 7.29% during 1998).

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

6.   VALUE OF PURCHASED IN FORCE (continued)

A reconciliation of the change in the VPIF asset follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                     (Dollars in thousands)
Beginning balance .........................    $ 31,727    $ 35,977    $ 43,174
   Accretion of interest ..................       2,016       2,372       2,802
   Amortization of asset ..................      (6,817)     (8,610)     (7,526)
   Adjustment for unrealized gains (losses)        (984)      1,988        (203)
   Purchase price adjustment to opening
      balance sheet .......................          --          --      (2,270)
                                               --------    --------    --------
Ending balance ............................    $ 25,942    $ 31,727    $ 35,977
                                               ========    ========    ========

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000, is $3.9 million in 2001, $3.6 million in 2002, $3.0 million in 2003, $2.4 million in 2004, and $1.9 million in 2005. Actual amortization may vary based upon changes in assumptions and experience.

7.   INCOME TAXES

Golden American files a consolidated federal income tax return. Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of the Parent's consolidated tax return for 5 years.

At December 31, 2000, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $189,656,000. Approximately $5,094,000, $3,354,000, $50,449,000, $94,078,000 and $36,681,000
of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2018, 2019 and 2020, respectively.

INCOME TAX EXPENSE (BENEFIT)
Income tax expense (benefit) included in the consolidated financial statements follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                    (Dollars in thousands)
Current ...................................    $    (46)   $     --    $     --
Deferred ..................................      13,728       8,523       5,279
                                               --------    --------    --------
                                               $ 13,682    $  8,523    $  5,279
                                               ========    ========    ========

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

7.   INCOME TAXES (continued)

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                    (Dollars in thousands)

Income before income taxes ................    $ 32,862    $ 19,737    $ 10,353
                                               ========    ========    ========
Income tax at federal statutory rate ......    $ 11,502    $  6,908    $  3,624
Tax effect of:
    Goodwill amortization .................       1,322       1,322       1,322
    Meals and entertainment ...............         292         199         157
    Other items ...........................         566          94         176
                                               --------    --------    --------
Income tax expense ........................    $ 13,682    $  8,523    $  5,279
                                               ========    ========    ========

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 2000 and 1999 follows:

December 31                                                                2000         1999
                                                                        ---------    ---------
                                                                        (Dollars in thousands)
Deferred tax assets:
   Net unrealized depreciation of securities at fair value ..........   $     637    $      --
   Net unrealized depreciation of available for sale fixed maturities         779        3,745
   Future policy benefits ...........................................     163,691      133,494
   Goodwill .........................................................      15,111       16,323
   Net operating loss carryforwards .................................      66,380       56,630
   Other ............................................................       1,333        1,333
                                                                        ---------    ---------
                                                                          247,931    $ 211,525
Deferred tax liabilities:
   Net unrealized appreciation of securities at fair value ..........          --         (832)
   Fixed maturity securities ........................................     (17,774)     (17,774)
   Deferred policy acquisition costs ................................    (184,743)    (154,706)
   Mortgage loans on real estate ....................................        (715)        (715)
   Value of purchased insurance in force ............................      (8,512)     (10,462)
   Other ............................................................     (25,724)      (1,348)
                                                                        ---------    ---------
                                                                         (237,468)    (185,837)
                                                                        ---------    ---------
Valuation allowance .................................................      (1,416)      (3,745)
                                                                        ---------    ---------
Deferred income tax asset ...........................................   $   9,047    $  21,943
                                                                        =========    =========

At December 31, 2000, the Company reported, for financial statement purposes, unrealized losses on certain investments, which have not been recognized for tax purposes. Since it is uncertain as to whether these capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance has been established for the tax effect of the financial statement losses.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

8.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION

DEFINED BENEFIT PLANS
In 2000, 1999 and 1998, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 2000:

                                                            2000         1999
                                                           -------      -------
                                                          (Dollars in thousands)
Change in benefit obligation:
   Benefit obligation at January 1 ...............         $ 4,221      $ 4,454
   Service cost ..................................           1,569        1,500
   Interest cost .................................             554          323
   Actuarial (gain) loss .........................           1,562       (2,056)
                                                           -------      -------
   Benefit obligation at December 31 .............         $ 7,906      $ 4,221
                                                           =======      =======

Funded status:
   Funded status at December 31 ..................         $(7,906)     $(4,221)
   Unrecognized past service cost ................             141           --
   Unrecognized net loss .........................           1,627          210
                                                           -------      -------
   Net amount recognized .........................         $(6,138)     $(4,011)
                                                           =======      =======

The Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation follows:

December 31                                                  2000         1999
                                                            ------       ------
Discount rate ....................................           7.75%        8.00%
Expected return on plan assets ...................           9.25         9.25
Rate of compensation increase ....................           5.00         5.00

The following table provides the net periodic benefit cost for the fiscal years 2000, 1999, and 1998:

Year Ended December 31                              2000       1999       1998
                                                   ------     ------     ------
                                                      (Dollars in thousands)
Service cost ...............................       $1,569     $1,500     $1,138
Interest cost ..............................          554        323         97
                                                   ------     ------     ------
Net periodic benefit cost ..................       $2,123     $1,823     $1,235
                                                   ======     ======     ======

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

8.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION (continued)

There were no gains or losses resulting from curtailments or settlements during 2000, 1999, or 1998.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $7,906,000, $4,701,000, and $0, respectively, as of December 31, 2000 and $4,221,000, $2,488,000, and $0, respectively, as of December 31,
1999.

PHANTOM STOCK OPTION PLAN
The Phantom Stock Option Plan (the "Phantom Plan"), which covers certain key employees, is similar to a standard stock option plan; however, the phantom share option entitles the holder to a cash benefit in Dutch Guilders linked to the rise in value of ING ordinary shares on the Amsterdam Stock Exchange. The plan participants are entitled to any appreciation in the value of ING ordinary shares over the Phantom Plan option price (strike price) of 53.85 Euros for options issued on July 1, 1999, 140.40 Dutch Guilders for options issued on May 26, 1998, and 85.10 Dutch Guilders for options issued on May 23, 1997, not the ordinary shares themselves.

Options are granted at fair value on the date of grant. Options in the Phantom Plan are subject to forfeiture to ING should the individuals terminate their relationship with ING before the three-year initial retention period has elapsed. All options expire five years from the date of grant.

On July 1, 1999, ING issued 34,750 options to employees of Golden American related to this plan at a strike price of 53.85 Euros.

On May 26, 1998, ING issued 42,400 options related to this plan at a strike price of 140.40 Dutch Guilders. Since the strike price at December 31, 1998 was higher than the ING share price, there was no compensation expense related to these options in 1998.

On May 23, 1997, ING issued 3,500 options related to this plan at a strike price of 85.10 Dutch Guilders. Since the strike price was lower than the ING share price at December 31, 1998, Golden American incurred $46,000 of compensation expense related to these options during 1998.

No expense was recognized in 1999 related to the above options. As of December 31, 1999, 58,250 options remain outstanding.

During 2000, the Phantom Plan liability was transferred to ING. As of December 31, 2000, the Companies held no liabilities under the Phantom Plan. There were no expenses incurred related to this plan during the year ended December 31, 2000.

9.   RELATED PARTY TRANSACTIONS

Operating Agreements: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2000, 1999 and 1998, the Companies paid commissions to DSI totaling $208,883,000, $181,536,000, and $117,470,000, respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2000, 1999 and 1998, the fee was $21,296,000, $10,136,000, and $4,771,000,
respectively.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2000, 1999 and 1998, the Companies incurred fees of $2,521,000, $2,227,000 and $1,504,000, respectively, under this agreement.

Golden American has a guaranty agreement with Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2000, Golden American incurred a fee of $7,000 under this agreement. No annual fee was paid in 1999.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $6,193,000, $6,107,000 and $5,833,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,270,000, $1,251,000 and $1,058,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

First Golden provided resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $223,000, $387,000, and $75,000 for the years ended December 31, 2000, 1999 and
1998, respectively.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $455,000 and $244,000 for the years ended December 31, 2000 and 1999, respectively.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $593,000 and $460,000 for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $261,000 and $216,000 for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $115,000 and $103,000 for the years ended December 31, 2000 and 1999, respectively.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

In 2000, 1999, and 1998, the Companies received 11.3%, 10.0%, and 9.6% of total premiums, net of reinsurance, for variable products sold through eight affiliates as noted in the following table:

Year Ended December 31                            2000        1999        1998
                                                -------     -------     -------
                                                    (Dollars in thousands)
LSSI .......................................    $ 127.0     $ 168.5     $ 122.9
Vestax Securities Corporation ..............       47.2        88.1        44.9
DSI ........................................        1.4         2.5        13.6
Multi-Financial Securities Corporation .....       38.6        44.1        13.4
IFG Network Securities, Inc. ...............       23.1        25.8         3.7
Washington Square ..........................       44.6          --          --
Primevest ..................................        6.2          --          --
Compulife ..................................        2.7          --          --
                                                -------     -------     -------
Total ......................................    $ 290.8     $ 329.0     $ 198.5
                                                =======     =======     =======

Modified Coinsurance Agreement: On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $218.8 million. This was offset by a decrease in deferred acquisition costs of $223.7 million. As at December 31, 2000, Golden American also had a payable to Equitable Life of $16.3 million due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Reinsurance Agreement Covering Minimum Guaranteed Benefits: On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement. Under this agreement, Golden American recorded a reinsurance recoverable of $14.6 million at December 31, 2000.

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $481,000, $815,000 and $1,765,000 for the years ended December 31, 2000, 1999 and 1998, respectively. At December 31, 2000, 1999 and 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Line of credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998. The outstanding balance was paid by a capital contribution and with funds borrowed from ING AIH.

Surplus Notes: On December 30, 1999, Golden American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,112,000 for the year ended December 31, 2000. Golden American incurred no interest expense during the year ended December 31, 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $2,961,000 and $0 for the years ended December 31, 2000 and 1999, respectively.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $5,813,000 in 2000 and $1,469,000 in 1999. On December 30, 1999, ING AIH assigned the note to Equitable Life.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 2000 and 1999. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 2000, unchanged from 1999 and 1998. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Stockholder's Equity: During 2000, 1999 and 1998, Golden American received capital contributions from its Parent of $80,000,000, $121,000,000 and $122,500,000, respectively. As at December 31, 2000, Golden American also had a receivable of $35,000,000 from capital contributions made by its Parent.

10.  COMMITMENTS AND CONTINGENCIES

Reinsurance: At December 31, 2000, the Companies had reinsurance treaties with six unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $105,334,000, and $119,575,000 at December 31, 2000 and 1999, respectively. At
December 31, 2000 and 1999, the Companies have a net receivable of $33,973,000 and $14,834,000, respectively, for reserve credits, reinsurance claims, or other receivables from these reinsurers comprised of $16,462,000 and $493,000, respectively, for claims recoverable from reinsurers, $4,007,000 and $1,201,000, respectively, for a payable for reinsurance premiums, and $21,518,000 and $15,542,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $21,655,000, $9,883,000 and $4,797,000 and net policy benefits recoveries of $8,927,000, $3,059,000 and $2,170,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. At December 31, 2000, Golden American had received a total settlement of $218.8 million under this agreement. The carrying value of the separate account liabilities covered under this agreement represent 17.6% of total separate account liabilities outstanding at December 31, 2000. Golden American remains liable to the extent Equitable Life does not meet its obligations under the agreement. The accompanying statement of operations, statement of changes in stockholder's equity and statement of cash flows are presented net of the effects of the agreement.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $736,000, $1,729,000, $1,022,000 for the years ended December 31, 2000, 1999 and
1998, respectively.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

10.  COMMITMENTS AND CONTINGENCIES (continued)

premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $3,000, $3,000 and $1,123,000 for the years ended December 31, 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, the Companies have an undiscounted reserve of $2,430,000, and $2,444,000, respectively, to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $733,000, and $618,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. A broker/dealer, having at least ten percent of total net premiums, generated 11% of the Companies' sales in 2000 (28% and 26% by two broker/dealers during 1999 and 1998, respectively). Two broker dealers, having at least ten percent of total gross premiums, generated 21% of the Companies' sales in 2000 (30% and 27% by two broker/dealers during 1999 and 1998, respectively). The Premium Plus product generated 71% of the Companies' sales during 2000 (79% during 1999 and 63% during 1998).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2020. During the years ended December 31, 2000, 1999 and 1998, rent expense totaled $2,874,000, $2,273,000, and $1,241,000, respectively. At December 31,
2000, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2001 - $3,790,000; 2002 - $3,257,000;
2003 - $2,611,000; 2004 - $2,419,000; 2005 - $2,419,000, and 2006 and thereafter
- $38,700,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable with SunTrust Bank, Atlanta (the "Bank") which expires July 30, 2001. The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 2000, 1999 and 1998, the Companies incurred interest expense of $87,000, $198,000 and $352,000, respectively. At December 31, 2000, there were no amounts outstanding under this agreement. At December 31, 1999, the Companies had a $1,400,000 note payable to the Bank under this agreement.

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
        Statement of Net Assets as of December 31, 2000 Statements of Operations for the year ended December 31, 2000 Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
     Notes to Financial Statements

FINANCIAL STATEMENTS
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Year ended December 31, 2000
with Report of Independent Auditors

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2000

                                    CONTENTS




Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets...........................................12
Notes to Financial Statements.................................................20

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of net assets of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Large Cap, Hard Assets, All-Growth, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging
Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, Asset Allocation Growth, Diversified Mid Cap, Investors, Growth and Income, Special Situation, ING Global Brand Names, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Money Market, International Equity, Asset Allocation, Equity, Growth & Income, High Quality Bond, and Small Company Growth Divisions) as of December 31, 2000 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 2000 and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                            s/ Ernst & Young LLP


Atlanta, Georgia
February 19, 2001



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF NET ASSETS
                                                    DECEMBER 31, 2000
                                                  (Dollars in thousands)

                                                                                                            COMBINED
                                                                                                         ---------------
ASSETS
   Investments at net asset value:
    The GCG Trust:
      Liquid Asset Series, 679,666,317 shares (cost - $679,666)                                               $679,666
      Limited Maturity Bond Series, 19,084,290 shares (cost - $205,175)                                        200,958
      Large Cap Value Series, 9,314,285 shares (cost $99,244)                                                   98,545
      Hard Assets Series, 3,726,113 shares (cost - $41,149)                                                     41,509
      All Cap Series, 9,160,079 shares (cost - $106,227)                                                       104,883
      Real Estate Series, 6,594,529 shares (cost - $95,407)                                                    100,303
      Fully Managed Series, 20,797,318 shares (cost - $328,147)                                                345,651
      Equity Income Series, 25,003,760 shares (cost - $303,717)                                                291,793
      Capital Appreciation Series, 29,267,229 shares (cost - $543,364)                                         477,934
      Rising Dividends Series, 36,563,443 shares (cost - $800,261)                                             860,338
      Emerging Markets Series, 2,463,146 shares (cost - $21,164)                                                19,953
      Market Manager Series, 369,777 shares (cost - $4,962)                                                      6,619
      Value Equity Series, 10,880,300 shares (cost - $173,032)                                                 180,722
      Strategic Equity Series, 21,515,205 shares (cost - $449,691)                                             359,734
      Small Cap Series, 39,448,306 shares (cost - $683,620)                                                    422,097
      Managed Global Series, 19,318,619 shares (cost - $293,245)                                               228,347
      Mid-Cap Growth Series, 62,027,934 shares (cost - $1,613,463)                                           1,158,061
      Capital Growth Series, 31,353,137 shares (cost - $512,403)                                               463,399
      Research Series, 38,211,371 shares (cost - $828,919)                                                     800,528
      Total Return Series, 35,815,792 shares (cost - $581,380)                                                 608,868
      Growth Series, 74,569,267 shares (cost - $1,944,787)                                                   1,474,980
      Global Fixed Income Series, 4,171,868 shares (cost - $41,895)                                             40,000
      Developing World Series, 7,167,044 shares (cost - $56,718)                                                54,398
      Asset Allocation Growth Series, 499,555 shares (cost - $4,711)                                             4,696
      Diversified Mid Cap Series, 1,148,409 shares (cost - $11,228)                                             11,358
      Investors Series, 1,949,173 shares (cost - $21,793)                                                       21,558
      Growth & Income Series, 1,276,476 shares (cost - $12,801)                                                 12,726
      Special Situation Series, 661,201 shares (cost - $6,245)                                                   5,891
    ING Variable Insurance Trust:
      ING Global Brand Names Series, 630,468 shares (cost - $5,770)                                              5,554
    PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 19,550,686 shares (cost - $174,443)                                     162,857
      PIMCO StocksPLUS Growth and Income Portfolio, 23,290,726 shares (cost - $307,491)                        258,484
    Prudential Series Fund Inc.:
      Prudential Jennison Portfolio, 337,959 shares (cost - $9,923)                                              7,732
      SP Jennison International Growth Portfolio, 320,402 shares (cost - $2,818)                                 2,720
    Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 36,421 shares (cost - $769)                                                          831
    Travelers Series Fund Inc.:
      Smith Barney High Income Portfolio, 44,108 shares (cost - $565)                                              446
      Smith Barney Large Cap Value Portfolio, 32,543 shares (cost - $672)                                          692
      Smith Barney International Equity Portfolio, 26,196 shares (cost - $410)                                     455
      Smith Barney Money Market Portfolio, 155,637 shares (cost - $156)                                            156
    Warburg Pincus Trust:
      International Equity Portfolio, 18,138,783 shares (cost - $221,413)                                      194,618


                                       2


                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF NET ASSETS
                                                    DECEMBER 31, 2000
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)


                                                                                                            COMBINED
                                                                                                         ---------------
     The Galaxy VIP Fund:
      Asset Allocation Portfolio, 83,544 shares (cost - $1,456)                                                  1,387
      Equity Portfolio, 54,055 shares (cost - $1,203)                                                            1,071
      Growth & Income Portfolio, 25,185 shares (cost - $277)                                                       284
      High Quality Bond Portfolio, 7,532 shares (cost - $75)                                                        78
      Small Company Growth Portfolio, 6,192 shares (cost - $83)                                                     72
                                                                                                         ---------------
TOTAL NET ASSETS (cost - $11,191,938)                                                                       $9,712,952
                                                                                                         ===============

NET ASSETS
   For variable annuity insurance contracts                                                                 $9,712,274
   Retained in Separate Account B by Golden American Life Insurance Company                                        678
                                                                                                         ---------------
TOTAL NET ASSETS                                                                                            $9,712,952
                                                                                                         ===============



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                       (Dollars in thousands)



                                                         LIMITED
                                           LIQUID       MATURITY       LARGE CAP            HARD           ALL-
                                            ASSET           BOND           VALUE          ASSETS         GROWTH         ALL CAP
                                         DIVISION       DIVISION        DIVISION (b)    DIVISION       DIVISION        DIVISION (b)
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................     $31,117        $12,292            $851            $221        $71,415          $2,338
    Capital gains distributions......           -              -               -               -            252               -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........      31,117         12,292             851             221         71,667           2,338

   Expenses:
    Mortality and expense risk
      and other charges..............       7,819          2,279             551             610            149             516
    Annual administrative charges....         214             42               4              14              5               5
    Minimum death benefit guarantee
      charges........................           6              1               -               1              -               -
    Contingent deferred sales
      charges........................       3,708             34              15              14              -              20
    Other contract charges...........          24              8              14               3              1              11
    Amortization of deferred charges
     related to:
      Deferred sales load............         459             86               -              28             23               -
      Premium taxes..................           2              -               -               -              -               -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................      12,232          2,450             584             670            178             552
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......      18,885          9,842             267            (449)        71,489           1,786

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................           -           (105)            239            (889)       (18,152)            242
    Net unrealized appreciation
      (depreciation) of investments..           -            (15)           (699)           (651)       (51,150)         (1,344)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..     $18,885         $9,722           $(193)        $(1,989)        $2,187            $684
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                  4


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)




                                           REAL           FULLY          EQUITY          CAPITAL         RISING        EMERGING
                                          ESTATE         MANAGED         INCOME        APPRECIATION     DIVIDENDS      MARKETS
                                         DIVISION       DIVISION        DIVISION         DIVISION       DIVISION       DIVISION
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................      $4,110         $15,364          $15,316         $6,303          $4,532            $-
    Capital gains distributions......           -          15,744            7,209         10,783          22,363             -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........       4,110          31,108           22,525         17,086          26,895             -

   Expenses:
    Mortality and expense risk
      and other charges..............       1,018           3,984            3,561          7,009          13,009           354
    Annual administrative charges....          24             102              113            127             256            12
    Minimum death benefit guarantee
      charges........................           -               1                4              1               1             1
    Contingent deferred sales
      charges........................          12              55               37            111             219             3
    Other contract charges...........           4               9               13             30              32             2
    Amortization of deferred charges
     related to:
      Deferred sales load............          46             171              310            205             329            55
      Premium taxes..................           -               -                4              -               -             -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................       1,104           4,322            4,042          7,483          13,846           427
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......       3,006          26,786           18,483          9,603          13,049          (427)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................      (6,745)         11,021           (3,402)        17,565          33,219        (1,161)
    Net unrealized appreciation
      (depreciation) of investments..      20,074          15,994           13,813       (117,226)        (79,215)       (9,340)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..     $16,335         $53,801          $28,894       $(90,058)       $(32,947)     $(10,928)
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 5


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)




                                           MARKET          VALUE       STRATEGIC          SMALL         MANAGED           MID-CAP
                                          MANAGER         EQUITY          EQUITY            CAP          GLOBAL            GROWTH
                                         DIVISION       DIVISION        DIVISION       DIVISION        DIVISION          DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................         $97         $2,011              $-       $141,802         $52,156          $403,747
    Capital gains distributions......         497            739          14,167         27,322          14,643            34,872
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         594          2,750          14,167        169,124          66,799           438,619

   Expenses:
    Mortality and expense risk
      and other charges..............           1          2,362           5,333          6,763           2,946            15,568
    Annual administrative charges....           -             49              73            107              55               247
    Minimum death benefit guarantee
      charges........................           -              -               -              1               1                 1
    Contingent deferred sales
      charges........................           -             41              74             93              32               247
    Other contract charges...........           -              5              38             32              26                78
    Amortization of deferred charges
     related to:
      Deferred sales load............          25             51              41             44             185               190
      Premium taxes..................           -              -               -              -               -                 1
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................          26          2,508           5,559          7,040           3,245            16,332
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         568            242           8,608        162,084          63,554           422,287

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................         386         (2,971)         50,573         65,908          (6,564)          186,968
    Net unrealized appreciation
      (depreciation) of investments..        (868)        13,904        (146,317)      (336,905)        (91,449)         (585,733)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..         $86        $11,175        $(87,136)     $(108,913)       $(34,459)          $23,522
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 6


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                                                                        GLOBAL
                                          CAPITAL                           TOTAL                        FIXED     DEVELOPING
                                           GROWTH         RESEARCH         RETURN          GROWTH       INCOME          WORLD
                                         DIVISION         DIVISION       DIVISION        DIVISION     DIVISION       DIVISION
                                      ---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................      $6,399           $9,386        $26,998         $79,262       $2,164           $226
    Capital gains distributions......       9,560           78,382         17,904          27,487            -            213
                                      ---------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........      15,959           87,768         44,902         106,749        2,164            439

   Expenses:
    Mortality and expense risk
      and other charges..............       7,347           12,000          7,653          25,237          406            981
    Annual administrative charges....         135              211            160             382            6             10
    Minimum death benefit guarantee
      charges........................           -                -              -               1            -              -
    Contingent deferred sales
      charges........................         131              184            198             385            6             11
    Other contract charges...........          26               37             13             114            -              6
    Amortization of deferred charges
     related to:
      Deferred sales load............          29               49             28              80            2              2
      Premium taxes..................           -                -              -               -            -              -
                                      ---------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................       7,668           12,481          8,052          26,199          420          1,010
                                      ---------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......       8,291           75,287         36,850          80,550        1,744           (571)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................       3,118            9,952          3,673         276,219         (159)       (14,693)
    Net unrealized appreciation
      (depreciation) of investments..    (108,099)        (144,747)        31,039        (808,716)      (1,223)        (9,975)
                                      ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..    $(96,690)        $(59,508)       $71,562       $(451,947)        $362       $(25,239)
                                      =============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 7


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                           ASSET
                                            GROWTH    ALLOCATION       DIVERSIFIED                          GROWTH      SPECIAL
                                      OPPORTUNITIES       GROWTH           MID CAP       INVESTORS      AND INCOME    SITUATION
                                          DIVISION      DIVISION (f)      DIVISION (e)   DIVISION (g)  DIVISION (e)    DIVISION (e)
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $340             $4               $23           $615            $10             $6
    Capital gains distributions......          36              -                 -              -              -              -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         376              4                23            615             10              6

   Expenses:
    Mortality and expense risk
      and other charges..............           8              7                25            119             24             14
    Annual administrative charges....           -              -                 1              2              -              -
    Minimum death benefit guarantee
      charges.......................            -              -                 -              -              -              -
    Contingent deferred sales
      charges........................           -              -                 1              1              -              -
    Other contract charges...........           -              -                 -              2              -              -
    Amortization of deferred charges
     related to:
      Deferred sales load............           -              -                 -              -              -              -
      Premium taxes..................           -              -                 -              -              -              -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................           8              7                27            124             24             14
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         368             (3)               (4)           491            (14)            (8)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................        (304)            (8)             (172)           124            (41)            (5)
    Net unrealized appreciation
      (depreciation) of investments..        (460)           (15)              130           (235)           (75)          (354)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..       $(396)          $(26)             $(46)          $380          $(130)         $(367)
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 8


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                                          PIMCO           PIMCO
                                        ING GLOBAL         HIGH      STOCKSPLUS                      SP JENNISON
                                           BRAND          YIELD      GROWTH AND       PRUDENTIAL   INTERNATIONAL
                                           NAMES           BOND          INCOME         JENNISON          GROWTH    APPRECIATION
                                        DIVISION (d)   DIVISION        DIVISION         DIVISION (c)    DIVISION (c)    DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $15        $13,212         $17,726                -               -              $7
    Capital gains distributions......          -              -           9,541             $938               -              13
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         15         13,212          27,267              938               -              20

   Expenses:
    Mortality and expense risk
      and other charges..............         24          2,329           3,972               39              $7              13
    Annual administrative charges....        -               40              61                -               -               -
    Minimum death benefit guarantee
      charges........................        -                -               -                -               -               -
    Contingent deferred sales
      charges........................        -               34              59                5               -               -
    Other contract charges...........        -                7              13                -               -               -
    Amortization of deferred charges
     related to:
      Deferred sales load............        -                6               7                -               -               -
      Premium taxes..................        -                -               -                -               -               -
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................         24          2,416           4,112               44               7              13
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         (9)        10,796          23,155              894              (7)              7

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................       (220)        (7,571)          2,713              (13)             49              24
    Net unrealized appreciation
      (depreciation) of investments..       (216)        (6,847)        (55,206)          (2,191)            (98)            (57)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..      $(445)       $(3,622)       $(29,338)         $(1,310)           $(56)           $(26)
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 9


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                           SMITH            SMITH          SMITH           SMITH
                                          BARNEY           BARNEY         BARNEY          BARNEY
                                            HIGH        LARGE CAP  INTERNATIONAL           MONEY    INTERNATIONAL         ASSET
                                          INCOME            VALUE         EQUITY          MARKET           EQUITY    ALLOCATION
                                        DIVISION         DIVISION       DIVISION        DIVISION         DIVISION      DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $45               $8             $4             $12           $5,642           $22
    Capital gains distributions......          -               15              -               -           21,362            26
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         45               23              4              12           27,004            48

   Expenses:
    Mortality and expense risk
      and other charges..............          -                2              8               3            3,334            12
    Annual administrative charges....          -                1              -               -               40             -
    Minimum death benefit guarantee
      charges........................          -                -              -               -                -             -
    Contingent deferred sales
      charges........................          -                -              -              11               31             -
    Other contract charges...........          -                -              -               -               14             -
    Amortization of deferred charges
     related to:
      Deferred sales load............          -                -              -               -                -             -
      Premium taxes..................          -                -              -               -                -             -
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................          -                3              8              14            3,419            12
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         45               20             (4)             (2)          23,585            36

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................        (20)              (3)            15               -          (25,607)            1
    Net unrealized appreciation
      (depreciation) of investments..        (66)              57           (162)              -          (52,548)          (70)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..       $(41)             $74          $(151)            $(2)        $(54,570)         $(33)
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 10


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                                             HIGH           SMALL
                                                                          QUALITY         COMPANY
                                         EQUITY           GROWTH &           BOND          GROWTH
                                       DIVISION    INCOME DIVISION       DIVISION        DIVISION (a)       COMBINED
                                      ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................         -                  -             $2               -           $925,800
    Capital gains distributions......       $85                 $4              -              $5            314,162
                                      ----------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........        85                  4              2               5          1,239,962

   Expenses:
    Mortality and expense risk
      and other charges..............        10                  3              -               1            137,410
    Annual administrative charges....         -                  -              -               -              2,498
    Minimum death benefit guarantee
      charges........................         -                  -              -               -                 20
    Contingent deferred sales
      charges........................         -                  -              -               -              5,772
    Other contract charges...........         -                  -              -               -                562
    Amortization of deferred charges
     related to:
      Deferred sales load............         -                  -              -               -              2,451
      Premium taxes..................         -                  -              -               -                  7
                                      ----------------------------------------------------------------------------------
   TOTAL EXPENSES....................        10                  3              -               1            148,720
                                      ----------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......        75                  1              2               4          1,091,242

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................         -                  1              -               -            573,205
    Net unrealized appreciation
      (depreciation) of investments..      (137)                 5              3             (11)        (2,517,401)
                                      ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..      $(62)                $7             $5             $(7)         $(852,954)
                                      ==================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 11


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                       (Dollars in thousands)




                                                             LIMITED
                                                 LIQUID     MATURITY      LARGE CAP         HARD          ALL-
                                                  ASSET         BOND          VALUE        ASSETS       GROWTH         ALL CAP
                                               DIVISION     DIVISION     DIVISION(e)     DIVISION     DIVISION      DIVISION(e)
                                            ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........       $175,759     $102,832             $-       $29,703      $81,807              $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........          6,762        3,033              -          (460)      26,166               -
    Net realized gain (loss) on
      investments.......................              -         (153)             -        (9,098)      12,611               -
    Net unrealized appreciation
      (depreciation) of investments.....              -       (3,486)             -        15,365       41,917               -
                                            ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          6,762         (606)             -         5,807       80,694               -

  Changes from principal transactions:
    Purchase payments...................        466,501       67,604              -         7,898        9,526               -
    Contract distributions and
      terminations......................       (123,045)     (15,384)             -        (5,361)     (15,134)              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (3,655)      (4,046)             -           881      (11,033)              -
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              4            1              -             1            3               -
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        339,805       48,175              -         3,419      (16,638)              -
                                            ------------------------------------------------------------------------------------
  Total increase (decrease).............        346,567       47,569              -         9,226       64,056               -
                                            ------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......        522,326      150,401              -        38,929      145,863               -

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         18,885        9,842           $267          (449)      71,489          $1,786
    Net realized gain (loss) on
      investments.......................              -         (105)           239          (889)     (18,152)            242
    Net unrealized appreciation
      (depreciation) of investments.....              -          (15)          (699)         (651)     (51,150)         (1,344)
                                            ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         18,885        9,722           (193)       (1,989)       2,187             684

  Changes from principal transactions:
    Purchase payments...................        596,489       36,148         55,323         7,384           22          41,432
    Contract distributions and
      terminations......................       (474,039)     (10,071)        (1,282)       (2,536)      (2,005)         (1,349)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         16,005       14,758         44,697          (279)    (146,067)         64,116
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -              -             -            -               -
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        138,455       40,835         98,738         4,569     (148,050)        104,199
                                            ------------------------------------------------------------------------------------
  Total increase (decrease).............        157,340       50,557         98,545         2,580     (145,863)        104,883
                                            ------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......       $679,666     $200,958        $98,545       $41,509           $-        $104,883
                                            ====================================================================================


(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 12


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)





                                                 REAL          FULLY          EQUITY         CAPITAL         RISING       EMERGING
                                               ESTATE        MANAGED          INCOME    APPRECIATION      DIVIDENDS        MARKETS
                                             DIVISION       DIVISION        DIVISION        DIVISION       DIVISION       DIVISION
                                          ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........      $68,995       $226,366       $273,910         $256,578       $500,616        $22,254
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        2,686         15,541         23,408           37,666          9,576           (115)
    Net realized gain (loss) on
      investments.......................          452          4,586            604           12,525         12,658           (839)
    Net unrealized appreciation
      (depreciation) of investments.....       (6,895)        (8,712)       (30,854)          16,816         60,461         17,638
                                          ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       (3,757)        11,415         (6,842)          67,007         82,695         16,684

  Changes from principal transactions:
    Purchase payments...................        9,108         62,680         62,880          107,357        245,047          1,445
    Contract distributions and
      terminations......................       (9,074)       (30,839)       (54,241)         (44,732)       (59,723)        (3,546)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       (9,597)        (2,413)        (4,436)          15,746         44,445         (1,366)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            2              9             13               11             14              1
                                          ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       (9,561)        29,437          4,216           78,382        229,783         (3,466)
                                          ------------------------------------------------------------------------------------------
  Total increase (decrease).............      (13,318)        40,852         (2,626)         145,389        312,478         13,218
                                          ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......       55,677        267,218        271,284          401,967        813,094         35,472

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        3,006         26,786         18,483            9,603         13,049           (427)
    Net realized gain (loss) on
      investments.......................       (6,745)        11,021         (3,402)          17,565         33,219         (1,161)
    Net unrealized appreciation
      (depreciation) of investments.....       20,074         15,994         13,813         (117,226)       (79,215)        (9,340)
                                          ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       16,335         53,801         28,894          (90,058)       (32,947)       (10,928)

  Changes from principal transactions:
    Purchase payments...................       10,381         37,354         37,977          156,864        138,073          3,076
    Contract distributions and
      terminations......................       (4,280)       (17,995)       (20,552)         (27,188)       (49,067)        (2,533)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       22,190          5,271        (25,811)          36,346         (8,823)        (5,134)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -             2               1                3              8              -
                                          ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       28,291         24,632         (8,385)         166,025         80,191         (4,591)
                                          ------------------------------------------------------------------------------------------
  Total increase (decrease).............       44,626         78,433         20,509           75,967         47,244        (15,519)
                                          ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......     $100,303       $345,651       $291,793         $477,934       $860,338        $19,953
                                          ==========================================================================================


(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.

                                                                 13


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                MARKET           VALUE     STRATEGIC          SMALL        MANAGED        MID-CAP
                                               MANAGER          EQUITY        EQUITY            CAP         GLOBAL         GROWTH
                                              DIVISION        DIVISION      DIVISION       DIVISION       DIVISION       DIVISION
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........        $7,707        $126,194       $71,348       $124,245       $130,684       $116,844
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         1,043           1,468        (1,052)         6,069         22,518         40,271
    Net realized gain (loss) on
      investments.......................           861           5,066         5,704         30,614         42,644         27,166
    Net unrealized appreciation
      (depreciation) of investments.....          (880)         (9,606)       54,916         54,213          6,404        122,970
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         1,024          (3,072)       59,568         90,896         71,566        190,407

  Changes from principal transactions:
    Purchase payments...................            77          33,542        56,281         94,650          8,846        167,461
    Contract distributions and
      terminations......................        (1,399)        (13,124)      (11,518)       (11,971)       (21,244)       (15,116)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (325)         (6,161)       21,844         26,607         (8,510)        79,613
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             -               1             3              2              3              6
                                            ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        (1,647)         14,258        66,610        109,288        (20,905)       231,964
                                            ----------------------------------------------------------------------------------------
  Total increase (decrease).............          (623)         11,186       126,178        200,184         50,661        422,371
                                            ----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......         7,084         137,380       197,526        324,429        181,345        539,215

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           568             242         8,608        162,084         63,554        422,287
    Net realized gain (loss) on
      investments.......................           386          (2,971)       50,573         65,908         (6,564)       186,968
    Net unrealized appreciation
      (depreciation) of investments.....          (868)         13,904      (146,317)      (336,905)       (91,449)      (585,733)
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..            86          11,175       (87,136)      (108,913)       (34,459)        23,522

  Changes from principal transactions:
    Purchase payments...................            32          21,970       159,024        158,999         83,233        355,851
    Contract distributions and
      terminations......................          (214)         (7,690)      (15,811)       (19,691)       (13,929)       (51,535)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (369)         17,887       106,131         67,271         12,151        291,004
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             -               -             -              2              6              4
                                            ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          (551)         32,167       249,344        206,581         81,461        595,324
                                            ----------------------------------------------------------------------------------------
  Total increase (decrease).............          (465)         43,342       162,208         97,668         47,002        618,846
                                            ----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......        $6,619        $180,722      $359,734       $422,097       $228,347     $1,158,061
                                            ========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 14


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS Noted
                                                             (continued)
                                                       (Dollars in thousands)


                                                                                                          GLOBAL
                                              CAPITAL                       TOTAL                         FIXED        DEVELOPING
                                               GROWTH      RESEARCH         RETURN          GROWTH       INCOME          WORLD
                                              DIVISION     DIVISION        DIVISION        DIVISION     DIVISION        DIVISION
                                           -----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........      $178,950       $285,529        $227,835      $143,068        $9,528         $4,512
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        18,209          2,922           8,500         6,048            81          1,125
    Net realized gain (loss) on
      investments.......................         3,969          2,750             531        46,796          (939)         2,134
    Net unrealized appreciation
      (depreciation) of investments.....        50,167         99,090          (4,991)      324,922          (662)         7,506
                                           -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..        72,345        104,762           4,040       377,766        (1,520)        10,765

  Changes from principal transactions:
    Purchase payments...................       158,765        232,103         191,000       444,759        10,947         14,639
    Contract distributions and
      terminations......................       (16,970)       (24,594)        (22,055)      (28,748)       (1,341)          (740)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......        37,151         40,954          54,551       268,657         3,644         22,497
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             5              6               9             8             -              -
                                           -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       178,951        248,469         223,505       684,676        13,250         36,396
                                           -----------------------------------------------------------------------------------------
  Total increase (decrease).............       251,296        353,231         227,545     1,062,442        11,730         47,161
                                           -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......       430,246        636,760         455,380     1,205,510        21,258         51,673

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         8,291         75,287          36,850        80,550         1,744           (571)
    Net realized gain (loss) on
      investments.......................         3,118          9,952           3,673       276,219          (159)       (14,693)
    Net unrealized appreciation
      (depreciation) of investments.....      (108,099)      (144,747)         31,039      (808,716)       (1,223)        (9,975)
                                           -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       (96,690)       (59,508)         71,562      (451,947)          362        (25,239)

  Changes from principal transactions:
    Purchase payments...................       119,650        184,644          92,211       640,780        10,963         36,474
    Contract distributions and
      terminations......................       (21,267)       (32,193)        (25,842)      (71,995)       (1,185)        (3,361)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......        31,458         70,825          15,551       152,627         8,600         (5,151)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             2              -               6             5             2              2
                                           -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       129,843        223,276          81,926       721,417        18,380         27,964
                                           -----------------------------------------------------------------------------------------
  Total increase (decrease).............        33,153        163,768         153,488       269,470        18,742          2,725
                                           -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......      $463,399       $800,528        $608,868    $1,474,980       $40,000        $54,398
                                           =========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 15


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                               ASSET
                                                 GROWTH   ALLOCATION    DIVERSIFIED                  GROWTH AND        SPECIAL
                                          OPPORTUNITIES       GROWTH        MID CAP     INVESTORS        INCOME      SITUATION
                                               DIVISION    IVISION(i)    DIVISION(h)   DIVISION(j)   DIVISION(h)    DIVISION(h)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........         $4,131           $-             $-            $-            $-             $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........            193            -             -              -             -              -
    Net realized gain (loss) on
      investments.......................            732            -             -              -             -              -
    Net unrealized appreciation
      (depreciation) of investments.....            111            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          1,036            -             -              -             -              -

  Changes from principal transactions:
    Purchase payments...................          1,833            -             -              -             -              -
    Contract distributions and
      terminations......................           (256)           -             -              -             -              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......            (81)           -             -              -             -              -
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -             -              -                            -
                                          -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          1,496            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
  Total increase (decrease).............          2,532            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......          6,663            -             -              -             -              -
                                                                                                              -
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........            368          $(3)             (4)         491           $(14)            (8)
    Net realized gain (loss) on
      investments.......................           (304)          (8)           (172)         124            (41)            (5)
    Net unrealized appreciation
      (depreciation) of investments.....           (460)         (15)            130         (235)           (75)          (354)
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..           (396)         (26)            (46)         380           (130)          (367)

  Changes from principal transactions:
    Purchase payments...................              7        3,166           3,403        8,798          5,771          2,383
    Contract distributions and
      terminations......................            (10)          (8)            (53)        (368)           (45)           (43)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (6,264)       1,564           8,054       12,748          7,130          3,918
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -               -            -              -              -
                                          -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         (6,267)       4,722          11,404       21,178         12,856          6,258
                                          -----------------------------------------------------------------------------------------
  Total increase (decrease).............         (6,663)       4,696          11,358       21,558         12,726          5,891
                                          -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......             $-       $4,696         $11,358      $21,558        $12,726         $5,891
                                          =========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 16


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                 ING                       PIMCO
                                              GLOBAL        PIMCO     STOCKSPLUS                    SP JENNISON
                                               BRAND   HIGH YIELD     GROWTH AND     PRUDENTIAL   INTERNATIONAL         APPRE-
                                               NAMES         BOND         INCOME       JENNISON          GROWTH        CIATION
                                          DIVISION(g)    DIVISION       DIVISION     DIVISION(f)       DIVISION(f)    DIVISION
                                         ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........        $-        $46,118        $51,802             $-              $-           $974
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         -          6,684         16,907              -               -              7
    Net realized gain (loss) on
      investments.......................         -           (974)         4,397              -               -             23
    Net unrealized appreciation
      (depreciation) of investments.....         -         (4,721)         1,944              -               -             76
                                         ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         -            989         23,248              -               -            106

  Changes from principal transactions:
    Purchase payments...................         -         73,017        122,580              -               -             40
    Contract distributions and
      terminations......................         -         (6,247)        (5,161)             -               -           (149)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         -         32,181         28,758              -               -             12
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................         -              1              3              -               -              -
                                         ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         -         98,952        146,180              -               -            (97)
                                         ------------------------------------------------------------------------------------------
  Total increase (decrease).............         -         99,941        169,428              -               -              9
                                         ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......           -      146,057        221,230              -               -            983

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........          (9)      10,796         23,155            894              (7)             7
    Net realized gain (loss) on
      investments.......................        (220)      (7,571)         2,713            (13)             49             24
    Net unrealized appreciation
      (depreciation) of investments.....        (216)      (6,847)       (55,206)        (2,191)            (98)           (57)
                                         ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..        (445)      (3,622)       (29,338)        (1,310)            (56)           (26)

  Changes from principal transactions:
    Purchase payments...................       4,326       36,532         73,805          6,264           1,189             16
    Contract distributions and
      terminations......................         (39)      (7,991)       (13,426)          (138)            (45)           (11)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       1,712       (8,121)         6,213          2,916           1,632           (131)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................           -            -              -              -               -              -
                                         ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       5,999       20,420         66,592          9,042           2,776           (126)
                                         ------------------------------------------------------------------------------------------
  Total increase (decrease).............       5,554       16,798         37,254          7,732           2,720           (152)
                                         ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......      $5,554     $162,857       $258,484         $7,732          $2,720           $831
                                         ==========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 17


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                SMITH        SMITH         SMITH
                                               BARNEY       BARNEY        BARNEY       SMITH
                                                 HIGH    LARGE CAP INTERNATIONAL      BARNEY   INTERNATIONAL           ASSET
                                               INCOME        VALUE        EQUITY       MONEY          EQUITY      ALLOCATION
                                             DIVISION     DIVISION      DIVISION      MARKET        DIVISION      DIVISION (b)
                                            --------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........         $806         $701          $326        $318         $49,765               $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           43           19            (4)          8             (48)              2
    Net realized gain (loss) on
      investments.......................          (48)          10            20           -          30,975               -
    Net unrealized appreciation
      (depreciation) of investments.....           10          (47)          214           -          24,199               1
                                            --------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..            5          (18)          230           8          55,126               3

  Changes from principal transactions:
    Purchase payments...................            3           42            18         210          55,479             127
    Contract distributions and
      terminations......................          (77)         (59)           (5)        (11)         (3,729)              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (190)         (23)          (32)         54          18,928               3
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -            -             -           -               -               -
                                            --------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         (264)         (40)          (19)        253          70,678             130
                                            --------------------------------------------------------------------------------------
  Total increase (decrease).............         (259)         (58)          211         261         125,804             133
                                            --------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......          547          643           537         579         175,569             133

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           45            20           (4)        (2)         23,585               36
    Net realized gain (loss) on
      investments.......................          (20)           (3)          15          -         (25,607)               1
    Net unrealized appreciation
      (depreciation) of investments.....          (66)           57         (162)         -         (52,548)             (70)
                                            --------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          (41)           74         (151)        (2)        (54,570)             (33)

  Changes from principal transactions:
    Purchase payments...................            5             -           10          -          78,906            1,153
    Contract distributions and
      terminations......................          (22)           (8)          (6)      (700)         (9,015)              (8)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (43)          (17)          65        279           3,728              142
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -             -            -          -               -                -
                                            --------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          (60)          (25)          69       (421)         73,619            1,287
                                            --------------------------------------------------------------------------------------
  Total increase (decrease).............         (101)           49          (82)      (423)         19,049            1,254
                                            --------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......         $446         $692          $455       $156        $194,618           $1,387
                                            ======================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 18


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                                                                                   SMALL
                                                                GROWTH &    HIGH QUALITY         COMPANY
                                                    EQUITY        INCOME            BOND          GROWTH
                                                DIVISION(b)   DIVISION(a)     DIVISION(c)     DIVISION(d)        COMBINED
                                             -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........                $-            $-              $-              $-       $3,318,205
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........                7              1               -               -          255,284
    Net realized gain (loss) on
      investments.......................                -              -             $(1)              -          235,776
    Net unrealized appreciation
      (depreciation) of investments.....                5              2               -               -          828,093
                                             -------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..               12              3              (1)              -        1,319,153

  Changes from principal transactions:
    Purchase payments...................              281             98             127               -        2,706,971
    Contract distributions and
      terminations......................                -              -              (4)              -         (545,597)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......                4              6             (95)              -          644,573
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................                -              -               -               -              106
                                             -------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................              285            104              28               -        2,806,053
                                             -------------------------------------------------------------------------------
  Total increase (decrease).............              297            107              27               -        4,125,206
                                             -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......              297            107              27               -        7,443,411

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........               75              1                2              4        1,091,242
    Net realized gain (loss) on
      investments.......................                -              1                -              -          573,205
    Net unrealized appreciation
      (depreciation) of investments.....             (137)             5                3            (11)      (2,517,401)
                                             -------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..              (62)             7                5             (7)        (852,954)

  Changes from principal transactions:
    Purchase payments...................              817            138               33             50        3,211,126
    Contract distributions and
      terminations......................              (11)           (11)              (6)             -         (909,574)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......               30             43               19             29          820,900
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................                -              -                -              -               43
                                             -------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................              836            170               46             79        3,122,495
                                             -------------------------------------------------------------------------------
  Total increase (decrease).............              774            177               51             72        2,269,541
                                             -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......           $1,071           $284              $78            $72       $9,712,952
                                             ===============================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 19

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2000, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 2000 include DVA Plus, Access, Premium Plus, ESII, Value, and Access One.

The  Account  discontinued   offering  DVA  80  in  May  1991  and  discontinued
registering DVA 100 and DVA Series 100 for sale to the public as of May 1, 2000.

At December 31, 2000, the Account had, under GoldenSelect Contracts, thirty-eight investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, Asset Allocation, Diversified Mid Cap, Investors, Growth & Income, Special Situation, ING Global Brand Names, PIMCO High Yield Bond, PIMCO StocksPLUS Growth & Income, Prudential Jennison, SP Jennison International Growth, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, ING Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund Inc., Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Warburg Pincus Trust, or The Galaxy VIP Fund (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

On January 28, 2000, the consolidation of the All Growth and Growth Opportunities Series into the Mid Cap Growth Series took place at no cost to current contract holders. Shares of Mid-Cap Growth Series were substituted for shares of All Growth and Growth Opportunities Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
Prior to February 1, 2000, DVA Plus, Access, and the Premium Plus each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000 DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

    SERIES                                                       ANNUAL RATES
    ------                                                       ------------
    DVA 80..................................................          0.80%
    DVA 100.................................................          0.90
    DVA Series 100..........................................          1.25
    DVA Plus (pre February 2000) - Standard.................          1.10
    DVA Plus (pre February 2000) - Annual Ratchet...........          1.25
    DVA Plus (pre February 2000) - 5.5% Solution............          1.25
    DVA Plus (pre February 2000) - 7% Solution..............          1.40
    DVA Plus (post February 2000) - Standard................          1.15
    DVA Plus (post February 2000) - Annual Ratchet..........          1.30
    DVA Plus (post February 2000) - 5.5% Solution...........          1.30
    DVA Plus (post February 2000) - Max 5.5.................          1.40
    DVA Plus (post February 2000) - 7% Solution.............          1.50
    DVA Plus (post February 2000) - Max 7...................          1.60
    Access (pre February 2000) - Standard...................          1.25
    Access (pre February 2000) - Annual Ratchet.............          1.40
    Access (pre February 2000) - 5.5% Solution..............          1.40
    Access (pre February 2000) - 7% Solution................          1.55
    Access (post February 2000) - Standard..................          1.30
    Access (post February 2000) - Annual Ratchet............          1.45
    Access (post February 2000) - 5.5% Solution.............          1.45

    SERIES                                                       ANNUAL RATES
    ------                                                       ------------
    Access (post February 2000) - Max 5.5...................          1.55
    Access (post February 2000) - 7% Solution...............          1.65
    Access (post February 2000) - Max 7.....................          1.75
    Premium Plus (pre February 2000) - Standard.............          1.25
    Premium Plus (pre February 2000) - Annual Ratchet.......          1.40
    Premium Plus (pre February 2000)- 5.5% Solution.........          1.40
    Premium Plus (pre February 2000) - 7% Solution..........          1.55
    Premium Plus (post February 2000) - Standard............          1.30
    Premium Plus (post February 2000) - Annual Ratchet......          1.45
    Premium Plus (post February 2000) - 7% Solution.........          1.65
    Premium Plus (post February 2000) - Max 7...............          1.75
    ESII....................................................          1.25
    Value...................................................          0.75
    Access One..............................................          0.35
    Granite PrimElite - Standard............................          1.10
    Granite PrimElite - Annual Ratchet......................          1.25

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II and Value contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA 80, DVA 100, DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.

    Complete Years Elapsed                                                Surrender Charge
    Since Premium Payment
------------------------------- ----------------------------------------------------------------------------------------------------
                                   DVA 80 & 100       DVA PLUS       PREMIUM PLUS      ES II          VALUE        GRANITE PRIMELITE
                                   ------------       --------       ------------      -----          -----        -----------------
              0.............           6%                 7%               8%             8%            6%                 7%
              1.............           5                  7                8              7             6                  7
              2.............           4                  6                8              6             6                  6
              3.............           3                  5                8              5             5                  5
              4.............           2                  4                7              4             4                  4
              5.............           1                  3                6              3             3                  3
              6.............           -                  1                5              2             1                  1
              7.............           -                  -                3              1             -                  -
              8.............           -                  -                1              -             -                  -
              9+............           -                  -                -              -             -                  -

OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                         YEAR ENDED DECEMBER 31
                                                              --------------------------------------------
                                                                      2000                    1999
                                                              --------------------     -------------------
                                                                         (Dollars in thousands)
Balance at beginning of year............................                $3,093                   $9,003
Sales load advanced.....................................                    43                      105
Amortization of deferred sales load and premium tax.....                (2,458)                  (6,015)
                                                              --------------------     -------------------
Balance at end of year..................................                  $678                   $3,093
                                                              ====================     ===================

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                    YEAR ENDED DECEMBER 31
                                                               ----------------------------------------------------------------
                                                                           2000                              1999
                                                               ----------------------------     -------------------------------
                                                                 PURCHASES         SALES          PURCHASES             SALES
                                                               ----------------------------     -------------------------------
                                                                                    (Dollars in thousands)
The GCG Trust:
     Liquid Asset Series..................................      $5,009,626    $4,852,286         $1,632,496        $1,285,868
     Limited Maturity Bond Series.........................         100,400        49,723             81,290            30,122
     Large Cap Value  Series..............................         104,683         5,678                  -                 -
     Hard Assets Series...................................          40,084        35,964             41,433            38,490
     All-Growth Series....................................          71,697       148,258             46,095            36,607
     All  Cap Series......................................         111,560         5,575                  -                 -
     Real Estate Series...................................          96,209        64,912             20,497            27,401
     Fully Managed Series.................................         112,464        61,046             68,756            23,879
     Equity Income Series.................................          98,938        88,840             70,767            43,280
     Capital Appreciation Series..........................         227,251        51,623            148,975            33,036
     Rising Dividends Series..............................         151,463        58,223            261,711            22,554
     Emerging Markets Series..............................          62,812        67,830              9,244            12,838
     Market Manager Series................................             594           813              1,084             1,813
     Value Equity Series..................................         126,574        94,165             43,808            28,137
     Strategic Equity Series..............................         404,992       147,040             90,233            24,704
     Small Cap Series.....................................         668,534       299,869            225,813           110,509
     Managed Global Series................................         773,452       628,437            178,228           176,669
     Mid-Cap Growth Series................................       1,570,684       553,073            391,543           119,357
     Capital Growth Series................................         163,005        24,871            220,384            23,307


                                       23


NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                    YEAR ENDED DECEMBER 31
                                                               ----------------------------------------------------------------
                                                                           2000                              1999
                                                               ----------------------------     -------------------------------
                                                                 PURCHASES       SALES              PURCHASES         SALES
                                                               ----------------------------     -------------------------------
                                                                                    (Dollars in thousands)
     Research Series......................................         332,012        33,449            270,703            19,426
     Total Return Series..................................         177,368        58,592            236,379             4,467
     Growth Series........................................       2,357,943     1,555,976            860,731           170,066
     Global Fixed Income Series...........................          21,953         1,829             26,185            12,857
     Developing World Series..............................         224,227       196,834             58,318            20,799
     Growth Opportunities Series..........................             397         6,296              7,288             5,600
     Asset Allocation Growth Series.......................           4,913           194                  -                 -
     Diversified Mid-Cap Series...........................          16,411         5,011                  -                 -
     Investors Series.....................................          37,309        15,640                  -                 -
     Growth and Income Series.............................          15,051         2,209                  -                 -
     Special Situation Series.............................           6,296            46                  -                 -
ING Variable Insurance Trust:
     ING Global Brand Names Series........................           8,467         2,477                  -                 -
PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio......................         104,012        72,796            124,005            18,385
     PIMCO StocksPLUS Growth and Income Portfolio.........         128,021        38,274            188,819            25,749
Prudential Series Fund Inc.:
     Prudential Jennison Portfolio........................          10,354           418                  -                 -
     SP Jennison International Growth Portfolio...........          13,316        10,547                  -                 -
Greenwich Street Series Fund Inc.:
       Appreciation Portfolio.............................             136           255                111               202
Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio...................              78            93                 98               320
     Smith Barney Large Cap Value Portfolio...............              77            82                167               189
     Smith Barney International Equity Portfolio..........             111            46                 44                67
     Smith Barney Money Market Portfolio..................              13           436                483               222
Warburg Pincus Trust:
     International Equity Portfolio.......................       1,216,239     1,119,035            696,223           625,613
The Galaxy VIP Fund:
     Asset Allocation Portfolio...........................           1,340            17                141                 9
     Equity Portfolio.....................................             946            35                292                 -
     Growth & Income Portfolio............................             185            14                105                 -
     High Quality Bond Portfolio..........................              58            10                127                99
     Small Company Growth Portfolio.......................              84             1                  -                 -
                                                               ----------------------------------------------------------------
COMBINED..................................................     $14,572,339   $10,358,838         $6,002,576        $2,942,641
                                                               ================================================================


                                                              24

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new
Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                                 YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                                      2000                                     1999
                                                       ----------------------------------       ----------------------------------
                                                             PURCHASES            SALES               PURCHASES           SALES
                                                       ----------------------------------       ----------------------------------

Liquid Asset Division............................          359,367,174       350,362,386            124,478,649      101,109,842
Limited Maturity Bond Division...................            6,653,002         4,238,782              6,043,778        3,110,174
Large Cap Value Series...........................           10,510,495         1,148,728                      -                -
Hard Assets Division.............................            2,834,446         2,496,801              2,900,594        2,714,660
All-Growth Division..............................                1,772         4,534,313              1,593,344        2,299,652
All Cap Series...................................           10,302,677         1,241,107                      -                -
Real Estate Division.............................            4,319,128         3,211,948              1,107,500        1,561,932
Fully Managed Division...........................            4,937,015         3,912,225              3,844,658        2,421,187
Equity Income Division...........................            5,587,065         5,891,560              4,105,827        3,799,977
Capital Appreciation Division....................            9,788,554         3,977,530              6,021,915        3,037,582
Rising Dividends Division........................            8,048,967         4,882,590             12,519,925        3,029,038
Emerging Markets Division........................            6,972,719         7,369,824              1,467,567        1,902,732
Market Manager Division..........................                    -            26,641                    435           75,755
Value Equity Division............................            7,941,727         6,192,411              2,852,986        2,154,579
Strategic Equity Division........................           19,709,430         9,587,363              6,344,054        2,305,045
Small Cap Division...............................           26,260,160        17,429,511             14,347,399        8,174,181
Managed Global Division..........................           34,701,368        30,852,410              9,633,015       10,824,049
Mid-Cap Growth Division..........................           29,199,551        15,272,144             14,316,514        5,846,579
Capital Growth Division..........................            9,504,070         2,906,917             12,561,878        2,575,149
Research Division................................           10,607,414         2,858,194             12,204,579        1,771,319
Total Return Division............................            9,344,159         5,124,311             13,447,324          976,323
Growth Division..................................           90,088,344        64,904,288             46,544,853       13,013,005
Global Fixed Income Division.....................            2,067,425           444,699              2,406,215        1,322,576
Developing World Division........................           25,929,101        23,178,428              6,615,294        2,774,781
Growth Opportunities Division....................                2,653           586,755                726,528          570,950
Asset Allocation Growth Series...................              536,932            35,902                      -                -
Diversified Mid-Cap Series.......................            1,738,197           587,931                      -                -
Investors Series.................................            3,506,979         1,589,857                      -                -
Growth and Income Series.........................            1,550,837           270,440                      -                -
Special Situation Series.........................              696,811            33,708                      -                -
ING Global Brand Names Series....................              966,161           330,869                      -                -
PIMCO High Yield Bond Division...................           11,171,609         9,133,980             12,707,468        2,989,676
PIMCO StocksPLUS Growth and
   Income Division...............................           10,253,524         4,989,762             15,418,741        3,191,901
Prudential Jennison Portfolio....................            1,167,863           181,053                      -                -
SP Jennison International Growth Portfolio.......            1,516,731         1,198,936                      -                -
Appreciation Division............................                6,545            13,984                  5,856           11,558
Smith Barney High Income Division................                2,416             6,424                  3,730           23,271
Smith Barney Large Cap Value Division............                2,886             4,081                  6,907            9,522
Smith Barney International Equity Division.......                4,883             1,931                  2,838            2,934
Smith Barney Money Market Division...............                    -            36,664                 40,398           19,082
International Equity Division....................           92,849,675        86,976,149             63,405,114       56,947,666
Asset Allocation Division........................              117,695             1,286                 13,289              844
Equity Division..................................               71,978             3,194                 26,039              835
Growth & Income Division.........................               16,903             1,136                 11,266            1,139
High Quality Bond Division.......................                5,210               922                 12,671            9,915
Small Company Growth Portfolio...................                5,427                 2                      -                -
                                                       ----------------------------------       ----------------------------------
COMBINED.........................................          820,867,678       678,030,077            397,739,148      240,579,410
                                                       ==================================       ==================================


                                                              25

NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American for charges and fees at December 31, 2000 consisted of the following:

                                                                          LIMITED
                                            LIQUID        MATURITY      LARGE CAP           HARD            ALL-
                                             ASSET            BOND          VALUE         ASSETS          GROWTH           ALL CAP
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................       $644,880        $174,673        $98,738        $35,044       $(100,519)         $104,199
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         34,786          30,502            506          6,105         100,519             2,028
Net unrealized appreciation
   (depreciation) of investments...              -          (4,217)          (699)           360               -            (1,344)
                                       ---------------------------------------------------------------------------------------------
                                          $679,666        $200,958        $98,545        $41,509              $-          $104,883
                                       =============================================================================================

                                              REAL           FULLY         EQUITY        CAPITAL           RISING         EMERGING
                                            ESTATE         MANAGED         INCOME   APPRECIATION        DIVIDENDS          MARKETS
                                          DIVISION        DIVISION       DIVISION       DIVISION         DIVISION         DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................        $69,992        $221,658       $130,422       $391,281         $704,927          $38,618
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         25,415         106,489        173,295        152,083           95,334          (17,454)
Net unrealized appreciation
   (depreciation) of investments...          4,896          17,504        (11,924)       (65,430)          60,077           (1,211)
                                       ---------------------------------------------------------------------------------------------
                                          $100,303        $345,651       $291,793       $477,934         $860,338          $19,953
                                       =============================================================================================

                                            MARKET           VALUE      STRATEGIC          SMALL         MANAGED           MID-CAP
                                           MANAGER          EQUITY         EQUITY            CAP          GLOBAL            GROWTH
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................            $44        $155,667       $377,532       $419,412        $150,916          $931,007
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          4,918          17,365         72,159        264,208         142,329           682,456
Net unrealized appreciation
   (depreciation) of investments...          1,657           7,690        (89,957)      (261,523)        (64,898)         (455,402)
                                       ---------------------------------------------------------------------------------------------
                                            $6,619        $180,722       $359,734       $422,097        $228,347        $1,158,061
                                       =============================================================================================

                                           CAPITAL                          TOTAL                         GLOBAL        DEVELOPING
                                            GROWTH        RESEARCH         RETURN         GROWTH    FIXED INCOME             WORLD
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................       $471,766        $726,148       $521,837     $1,530,906         $40,770           $69,011
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         40,637         102,771         59,543        413,881           1,125           (12,293)
Net unrealized appreciation
   (depreciation) of investments...        (49,004)        (28,391)        27,488       (469,807)         (1,895)           (2,320)
                                       ---------------------------------------------------------------------------------------------
                                          $463,399        $800,528       $608,868     $1,474,890         $40,000           $54,398
                                       =============================================================================================


                                                             26


NOTE 6 - NET ASSETS (CONTINUED)

                                                             ASSET
                                           GROWTH       ALLOCATION    DIVERSIFIED                        GROWTH         SPECIAL
                                    OPPORTUNITIES           GROWTH        MID CAP     INVESTORS      AND INCOME      SITUATIONS
                                         DIVISION         DIVISION       DIVISION      DIVISION        DIVISION        DIVISION
                                     -----------------------------------------------------------------------------------------------
                                                                       (Dollars in thousands)
Unit transactions..................        $(746)           $4,722        $11,404       $21,178         $12,856          $6,258
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          746               (11)          (176)          615             (55)            (13)
Net unrealized appreciation
   (depreciation) of investments...            -               (15)           130          (235)            (75)           (354)
                                     -----------------------------------------------------------------------------------------------
                                              $-            $4,696        $11,358       $21,558         $12,726          $5,891
                                     ===============================================================================================

                                                                             PIMCO
                                                               PIMCO    STOCKSPLUS     PRUDENTIAL       JENNISON
                                      ING GLOBAL          HIGH YIELD    GROWTH AND       JENNISON  INTERNATIONAL
                                     BRAND NAMES                BOND        INCOME      PORTFOLIO         GROWTH    APPRECIATION
                                        DIVISION            DIVISION      DIVISION       DIVISION       DIVISION        DIVISION
                                     -----------------------------------------------------------------------------------------------
                                                                         (Dollars in thousands)
Unit transactions..................       $5,999            $165,009      $259,602         $9,042         $2,776            $659
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         (229)              9,434        47,889            881             42             110
Net unrealized appreciation
   (depreciation) of investments...         (216)            (11,586)      (49,007)        (2,191)           (98)             62
                                     -----------------------------------------------------------------------------------------------
                                          $5,554            $162,857      $258,484         $7,732         $2,720            $831
                                     ===============================================================================================

                                            SMITH            SMITH          SMITH         SMITH
                                           BARNEY           BARNEY         BARNEY        BARNEY
                                             HIGH        LARGE CAP  INTERNATIONAL         MONEY    INTERNATIONAL           ASSET
                                           INCOME            VALUE         EQUITY        MARKET           EQUITY      ALLOCATION
                                         DIVISION         DIVISION       DIVISION      DIVISION         DIVISION        DIVISION
                                     ----------------------------------------------------------------------------------------------
                                                                       (Dollars in thousands)
Unit transactions..................          $501             $611          $387            $136        $193,174          $1,417
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......            64               61            23              20          28,239              39
Net unrealized appreciation
   (depreciation) of investments...          (119)              20            45               -         (26,795)            (69)
                                     ----------------------------------------------------------------------------------------------
                                             $446             $692          $455            $156        $194,618          $1,387
                                     ==============================================================================================

                                                                            HIGH            SMALL
                                                          GROWTH &       QUALITY          COMPANY
                                           EQUITY           INCOME          BOND           GROWTH
                                         DIVISION         DIVISION      DIVISION         DIVISION         COMBINED
                                     -------------------------------------------------------------------------------
                                                                         (Dollars in thousands)
Unit transactions..................        $1,121             $274           $74              $79       $8,605,462
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......            82                3             1                4        2,586,476
Net unrealized appreciation
   (depreciation) of investments...          (132)               7             3              (11)      (1,478,986)
                                     -------------------------------------------------------------------------------
                                           $1,071             $284           $78              $72       $9,712,952
                                     ===============================================================================


                                                                 27


NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding,  by Contract type, as of December 31, 2000 follows:

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
LIQUID ASSET
Currently payable annuity products:
   DVA 80 ................................................................                209       16.61                 $3
   DVA 100 ...............................................................              3,872       16.21                 63
Contracts in accumulation period:
   DVA 80 ................................................................            253,815       16.61              4,216
   DVA 100 ...............................................................            939,201       16.21             15,226
   DVA Series 100.........................................................             72,995       15.54              1,134
   DVA Plus - Standard (pre February 2000)................................            713,224       15.75             11,234
   DVA Plus- Standard (post February 2000)................................            146,440       15.59              2,283
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus -
     Standard (pre February 2000), ES II..................................         14,214,983       15.47            219,919
   DVA Plus - Annual Ratchet (post February 2000), Access -
     Standard (post February 2000), Premium Plus - Standard (post
     February 2000).......................................................          7,270,477       15.31            111,297
   DVA Plus - 7% Solution (pre February 2000), Access - Annual
     Ratchet (pre February 2000) & 5.5% Solution, Premium Plus -
     Annual Ratchet (pre February 2000) & 5.5% Solution...................          5,535,946       15.19             84,117
   Access - Annual Ratchet (post February 2000), Premium Plus -
     Annual Ratchet (post February 2000)..................................          2,183,030       15.03             32,816
   DVA Plus - 7% Solution (post February 2000)............................            302,892       14.94              4,527
   Access - 7% Solution (pre February 2000), Premium Plus - 7%
     Solution (pre February 2000).........................................          7,933,969       14.90            118,208
   DVA Plus - Max 7 (post February 2000)..................................            293,515       14.76              4,333
   Access - 7% Solution (post February 2000), Premium Plus - 7%
     Solution (post February 2000)........................................          2,657,053       14.67             38,987
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          2,132,811       14.50             30,917
   Value..................................................................             23,532       16.41                386
                                                                                                            -------------------
                                                                                                                    $679,666
LIMITED MATURITY BOND
Currently payable annuity products:
   DVA 80 ................................................................              3,466       19.05                $66
   DVA 100 ...............................................................              8,666       18.60                161
Contracts in accumulation period:
   DVA 80.................................................................             26,854       19.05                512
   DVA 100 ...............................................................          1,088,342       18.60             20,240
   DVA Series 100.........................................................             11,209       17.83                200
   DVA Plus - Standard (pre February 2000)................................            322,729       18.08              5,837
   DVA Plus- Standard (post February 2000) ...............................             53,158       17.92                953
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus -
     Standard (pre February 2000), ES II..................................          3,621,501       17.76             64,327
   DVA Plus - Annual Ratchet (post February 2000), Access -
     Standard (post February 2000), Premium Plus - Standard (post
     February 2000).......................................................            849,473       17.60             14,952


                                                                 28

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - 7% Solution (pre February 2000), Access - Annual
     Ratchet (pre February 2000) & 5.5% Solution, Premium Plus -
     Annual Ratchet (pre February 2000) & 5.5% Solution...................          1,769,355       17.45             30,867
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            321,370       17.29              5,555
   DVA Plus - 7% Solution (post February 2000)............................             49,754       17.18                855
   Access - 7% Solution (pre February 2000), Premium Plus -
     7% Solution (pre February 2000) .....................................          2,442,970       17.11             41,790
   DVA Plus - Max 7 (post February 2000)..................................             73,720       16.97              1,251
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            507,893       16.87              8,569
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            273,264       16.67              4,555
   Value..................................................................             13,071       18.84                246
   Access One ............................................................              1,095       19.77                 22
                                                                                                            -------------------
                                                                                                                    $200,958
LARGE CAP VALUE
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             81,093       10.56               $856
   DVA Plus- Standard (post February 2000)................................            147,571       10.55              1,557
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,138,069       10.55             22,546
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,537,946       10.54             16,210
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            770,213       10.53              8,111
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            942,003       10.53              9,915
   DVA Plus - 7% Solution (post February 2000)............................            181,541       10.52              1,910
   Access - 7% Solution (pre February 2000), Premium Plus -
     7% Solution (pre February 2000)......................................            961,611       10.52             10,112
   DVA Plus - Max 7 (post February 2000)..................................            177,361       10.51              1,864
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,403,629       10.51             14,747
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            993,651       10.50             10,430
   Value..................................................................             27,079       10.59                287
                                                                                                            -------------------
                                                                                                                     $98,545
HARD ASSETS
Currently payable annuity products:
   DVA 100 ...............................................................              3,703       17.10                $63
Contracts in accumulation period:
   DVA 80.................................................................             37,384       17.52                655
   DVA 100................................................................            305,640       17.10              5,227
   DVA Series 100 ........................................................             11,245       16.39                184
   DVA Plus - Standard (pre February 2000)................................             83,792       16.62              1,392
   DVA Plus- Standard (post February 2000)................................              2,937       16.50                 49


                                                                 29


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................            309,819       16.32              5,056
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             57,353       16.20                929
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            598,436       16.03              9,592
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................             17,608       15.91                280
   DVA Plus - 7% Solution (post February 2000) ...........................              5,200       15.81                 82
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            861,668       15.72             13,543
   DVA Plus - Max 7 (post February 2000) .................................             18,820       15.62                294
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................             42,632       15.53                662
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            227,856       15.34              3,495
   Value .................................................................                337       17.31                  6
                                                                                                            -------------------
                                                                                                                     $41,509
ALL CAP
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             51,500       11.61               $598
   DVA Plus- Standard (post February 2000)................................             80,308       11.61                932
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,182,516       11.59             25,306
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                    1,200,520       11.59             13,913
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          1,155,496       11.58             13,379
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            819,316       11.57              9,482
   DVA Plus - 7% Solution (post February 2000) ...........................             70,600       11.57                817
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          1,620,720       11.56             18,740
   DVA Plus - Max 7 (post February 2000)..................................             98,842       11.56              1,142
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            780,053       11.55              9,011
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            986,100       11.54             11,381
   Value..................................................................             15,599       11.65                182
                                                                                                            -------------------
                                                                                                                    $104,883
REAL ESTATE
Currently payable annuity products:
   DVA 80 ................................................................                280       28.59                 $8
   DVA 100 ...............................................................              3,858       27.91                108


                                                                 30


                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
Contracts in accumulation period:
   DVA 80.................................................................             16,243       28.59                464
   DVA 100 ...............................................................            460,525       27.91             12,854
   DVA Series 100.........................................................              6,470       26.76                173
   DVA Plus - Standard (pre February 2000)................................            130,114       27.12              3,529
   DVA Plus- Standard (post February 2000)................................              7,229       26.93                195
   DVA Plus - Annual  Ratchet  (pre  February  2000) & 5.5%  Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet .....           1,006,919       26.64             26,821
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..             211,380       26.44              5,589
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................            738,550       26.16             19,321
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................             86,644       25.97              2,250
   DVA Plus - 7% Solution (post February 2000) ...........................             12,612       25.81                326
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            826,871       25.65             21,212
   DVA Plus - Max 7 (post February 2000)..................................             25,056       25.50                639
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             77,442       25.34              1,963
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            192,508       25.04              4,820
   Value .................................................................              1,113       28.25                 31
                                                                                                            -------------------
                                                                                                                    $100,303
FULLY MANAGED
Currently payable annuity products:
   DVA 80 ................................................................                839       27.95          $      23
   DVA 100 ...............................................................             30,484       27.28                832
Contracts in accumulation period:
   DVA 80 ................................................................             40,691       27.95              1,137
   DVA 100................................................................          1,764,528       27.28             48,140
   DVA Series 100 ........................................................             26,037       26.15                681
   DVA Plus - Standard (pre February 2000),...............................            473,557       26.51             12,553
   DVA Plus- Standard (post February 2000)................................             30,174       26.32                794
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          3,264,322       26.04             84,988
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            507,008       25.84             13,103
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,165,782       25.57             80,951
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            185,069       25.38              4,697
   DVA Plus - 7% Solution (post February 2000)............................             61,545       25.23              1,552


                                                                 31

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          3,237,449       25.07             81,175
   DVA Plus - Max 7 (post February 2000)..................................             15,600       24.92                389
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            400,243       24.77              9,915
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            183,884       24.47              4,500
   Value .................................................................              8,003       27.62                221
                                                                                                            -------------------
                                                                                                                    $345,651
EQUITY INCOME
Currently payable annuity products:
   DVA 80 ................................................................              4,863       25.67               $125
   DVA 100 ...............................................................             38,356       25.06                961
Contracts in accumulation period:
   DVA 80.................................................................            158,144       25.67              4,059
   DVA 100................................................................          3,135,453       25.06             78,570
   DVA Series 100 ........................................................             41,479       24.02                996
   DVA Plus - Standard (pre February 2000)................................            324,404       24.35              7,898
   DVA Plus- Standard (post February 2000)................................             24,472       24.17                591
   DVA Plus - Annual  Ratchet  (pre  February  2000) & 5.5%  Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet......
                                                                                    2,309,476       23.91             55,228
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                      470,889       23.74             11,178
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          2,237,389       23.49             52,548
   Access - Annual Ratchet (post February 2000), Premium Plus -
     Annual Ratchet (post February 2000) .................................            225,138       23.31              5,248
   DVA Plus - 7% Solution (post February 2000) ...........................             79,161       23.17              1,834
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          2,552,792       23.03             58,792
   DVA Plus - Max 7 (post February 2000) .................................             30,890       22.89                707
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            311,484       22.75              7,087
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            238,986       22.48              5,372
   Value .................................................................             22,752       25.36                577
   Access One ............................................................                833       26.61                 22
                                                                                                            -------------------
                                                                                                                    $291,793
CAPITAL APPRECIATION
Currently payable annuity products:
   DVA 100 ...............................................................             30,808       26.03               $802
Contracts in accumulation period:
   DVA 80 ................................................................             18,401       26.49                487
   DVA 100................................................................          1,995,446       26.03             51,945
   DVA Series 100 ........................................................             25,937       25.24                655
   DVA Plus - Standard (pre February 2000)................................            453,894       25.50             11,575


                                                                 32


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus- Standard (post February 2000)................................             97,043       25.36              2,461
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          3,626,696       25.17             91,289
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,210,622       25.03             30,300
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          4,174,489       24.85            103,716
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            847,242       24.70             20,927
   DVA Plus - 7% Solution (post February 2000)............................            124,676       24.59              3,066
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          4,496,266       24.48            110,086
   DVA Plus - Max 7 (post February 2000) .................................            109,154       24.38              2,661
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            981,676       24.27             23,825
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            969,120       24.06             23,314
   Value .................................................................             31,436       26.26                825
                                                                                                            -------------------
                                                                                                                    $477,934
RISING DIVIDENDS
Currently payable annuity products:
   DVA 80 ................................................................              2,315       26.02                $60
   DVA 100 ...............................................................             10,311       25.64                264
Contracts in accumulation period:
   DVA 80.................................................................             33,987       26.02                884
   DVA 100................................................................          2,125,370       25.64             54,493
   DVA Series 100.........................................................             51,586       24.99              1,289
   DVA Plus - Standard (pre February 2000)................................          1,150,706       25.21             29,006
   DVA Plus- Standard (post February 2000)................................             95,313       25.09              2,391
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          8,035,273       24.94            200,360
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...
                                                                                    1,073,372       24.81             26,632
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          9,797,232       24.67            241,653
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            440,779       24.54             10,816
   DVA Plus - 7% Solution (post February 2000)............................            428,500       24.45             10,477
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          9,922,551       24.36            241,712
   DVA Plus - Max 7 (post February 2000)..................................            119,426       24.27              2,898
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            803,307       24.18             19,425


                                                                 33


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            713,282       24.00             17,122
   Value..................................................................             33,143       25.83                856
                                                                                                            -------------------
                                                                                                                    $860,338
EMERGING MARKETS
Currently payable annuity products:
   DVA 100 ...............................................................             18,228        7.98               $146
Contracts in accumulation period:
   DVA 80.................................................................             15,618        8.09                127
   DVA 100 ...............................................................            726,252        7.98              5,792
   DVA Series 100.........................................................             19,358        7.77                151
   DVA Plus - Standard (pre February 2000)................................            265,114        7.84              2,079
   DVA Plus- Standard (post February 2000)................................             34,186        7.80                267
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......            268,805        7.76              2,085
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             79,970        7.72                617
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            976,884        7.67              7,494
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              6,725        7.63                 52
   DVA Plus - 7% Solution (post February 2000)............................             64,473        7.61                491
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             36,306        7.58                275
   DVA Plus - Max 7 (post February 2000)..................................             37,058        7.55                280
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................              6,252        7.52                 47
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................              6,704        7.47                 50
                                                                                                            -------------------
                                                                                                                     $19,953
MARKET MANAGER
Contracts in accumulation period:
   DVA 100................................................................            238,516       27.75             $6,619

VALUE EQUITY
Currently payable annuity products:
   DVA 80 ................................................................                296       20.15                 $6
   DVA 100 ...............................................................              1,103       19.91                 22
Contracts in accumulation period:
   DVA 80 ................................................................              6,969       20.15                140
   DVA 100 ...............................................................            401,819       19.91              7,999
   DVA Series 100.........................................................             11,002       19.49                214
   DVA Plus - Standard (pre February 2000)................................            373,943       19.63              7,342
   DVA Plus- Standard (post February 2000) ...............................             23,912       19.55                468


                                                                 34



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,586,369       19.46             50,333
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            472,034       19.38              9,146
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          2,589,777       19.29             49,949
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            143,195       19.20              2,749
   DVA Plus - 7% Solution (post February 2000)............................             41,973       19.14                803
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          2,230,349       19.08             42,553
   DVA Plus - Max 7 (post February 2000)..................................             10,293       19.03                196
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            298,983       18.97              5,672
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            162,505       18.85              3,064
   Value .................................................................              3,296       20.02                 66
                                                                                                            -------------------
                                                                                                                    $180,722
STRATEGIC EQUITY
Currently payable annuity products:
   DVA 100 ...............................................................             29,192       19.30               $563
Contracts in accumulation period:
   DVA 80 ................................................................             33,313       19.51               $650
   DVA 100 ...............................................................            247,857       19.30              4,785
   DVA Series 100.........................................................              9,208       18.95                174
   DVA Plus - Standard (pre February 2000)................................            469,023       19.07              8,946
   DVA Plus- Standard (post February 2000) ...............................            107,927       19.00              2,051
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          4,824,610       18.92             91,300
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,797,957       18.85             33,893
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,565,530       18.78             66,946
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,149,145       18.70             21,490
   DVA Plus - 7% Solution (post February 2000)............................            185,121       18.65              3,453
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          4,283,689       18.60             79,684
   DVA Plus - Max 7 (post February 2000)..................................            149,363       18.55              2,771
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,203,898       18.50             22,276
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,103,423       18.40             20,308
   Value..................................................................             22,904       19.41                444
                                                                                                            -------------------
                                                                                                                    $359,734

                                                                 34

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
SMALL CAP
Currently payable annuity products:
   DVA 100 ...............................................................              6,108       18.77               $115
Contracts in accumulation period:
   DVA 80.................................................................             21,812       18.96                413
   DVA 100................................................................            366,134       18.77              6,872
   DVA Series 100.........................................................             14,421       18.44                266
   DVA Plus - Standard (pre February 2000)................................            457,260       18.54              8,476
   DVA Plus- Standard (post February 2000)................................             86,622       18.49              1,601
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          6,884,993       18.40            126,665
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...
                                                                                    1,586,595       18.35             29,116
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          5,436,276       18.26             99,255
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,058,396       18.21             19,276
   DVA Plus - 7% Solution (post February 2000)............................            184,093       18.17              3,344
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          4,812,017       18.12             87,196
   DVA Plus - Max 7 (post February 2000)..................................            140,651       18.07              2,542
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,163,996       18.03             20,986
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000..................................................            825,516       17.94             14,808
   Value .................................................................             60,739       18.86              1,146
   Access One ............................................................              1,040       19.25                 20
                                                                                                            -------------------
                                                                                                                    $422,097
MANAGED GLOBAL
Currently payable annuity products:
   DVA 100 ...............................................................             10,419       20.88               $218
Contracts in accumulation period:
   DVA 80.................................................................             17,976       21.22                381
   DVA 100 ...............................................................          1,876,847       20.88             39,190
   DVA Series 100.........................................................             34,905       20.30                709
   DVA Plus - Standard (pre February 2000)................................            583,929       20.44             11,937
   DVA Plus- Standard (post February 2000)................................            110,792       20.33              2,253
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          1,348,843       20.19             27,236
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            965,140       20.08             19,382
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,496,637       19.94             69,740





NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            648,150       19.83             12,855
   DVA Plus - 7% Solution (post February 2000)............................            406,790       19.75              8,034
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            565,653       19.67             11,126
   DVA Plus - Max 7 (post February 2000)..................................            138,197       19.59              2,707
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            621,115       19.51             12,116
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            522,271       19.34             10,103
   Value..................................................................             16,170       21.01                340
   Access One ............................................................                953       21.72                 20
                                                                                                            -------------------
                                                                                                                    $228,347
MID-CAP GROWTH
Currently payable annuity products:
   DVA 80 ................................................................                464       43.92                $20
   DVA 100 ...............................................................              6,727       43.37                292
Contracts in accumulation period:
   DVA 80.................................................................             34,342       43.92              1,509
   DVA 100................................................................          1,201,909       43.37             52,125
   DVA Series 100 ........................................................             21,975       42.42                932
   DVA Plus - Standard (pre February 2000)................................            519,800       42.70             22,193
   DVA Plus- Standard (post February 2000)................................            122,975       42.56              5,234
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          7,313,425       42.23            308,877
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,992,588       42.16             84,008
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          5,926,552       41.89            248,288
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................          1,290,685       41.76             53,902
   DVA Plus - 7% Solution (post February 2000) ...........................            186,073       41.63              7,746
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          6,423,421       41.50            266,562
   DVA Plus - Max 7 (post February 2000) .................................            162,554       41.37              6,725
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................          1,240,675       41.24             51,162
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,099,617       40.98             45,058
   Granite PrimElite - Standard ..........................................              3,616       42.70                155
   Granite PrimElite - Annual Ratchet.....................................             27,638       42.23              1,167
   Value..................................................................             48,259       43.64              2,106
                                                                                                            -------------------
                                                                                                                  $1,158,061
CAPITAL GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              4,517       17.71                $80
   DVA 100................................................................            310,535       17.54              5,447


                                                                 37


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Series 100.........................................................             10,129       17.25                175
   DVA Plus - Standard (pre February 2000)................................            603,420       17.33             10,460
   DVA Plus- Standard (post February 2000)................................             87,080       17.29              1,506
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II,..........................................          6,881,891       17.21            118,442
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,239,023       17.17             21,271
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          6,622,519       17.09            113,149
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            740,611       17.04             12,623
   DVA Plus - 7% Solution (post February 2000)............................            181,294       17.00              3,083
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          8,274,067       16.96            140,348
   DVA Plus - Max 7 (post February 2000)..................................            116,196       16.92              1,966
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,171,869       16.88             19,782
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            874,247       16.80             14,687
   Value..................................................................             21,556       17.63                380
                                                                                                            -------------------
                                                                                                                    $463,399
RESEARCH
Contracts in accumulation period:
   DVA 80 ................................................................              6,559       27.39               $180
   DVA 100................................................................            345,241       27.05              9,340
   DVA Series 100 ........................................................             18,310       26.46                484
   DVA Plus - Standard (pre February 2000)................................            604,614       26.63             16,103
   DVA Plus- Standard (post February 2000)................................             86,539       26.55              2,298
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          8,149,685       26.39            215,099
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,500,906       26.30             39,472
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          7,760,199       26.13            202,800
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            973,963       26.05             25,373
   DVA Plus - 7% Solution (post February 2000)............................            378,215       25.97              9,822
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          8,763,559       25.89            226,859
   DVA Plus - Max 7 (post February 2000)..................................            160,258       25.81              4,135
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................          1,007,294       25.72             25,911
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            807,166       25.56             20,632


                                                                 38


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Granite PrimElite - Standard...........................................              3,075       26.63                 82
   Granite PrimElite - Annual Ratchet.....................................             36,485       26.39                963
   Value..................................................................             35,827       27.23                975
                                                                                                            -------------------
                                                                                                                    $800,528
TOTAL RETURN
Contracts in accumulation period:
   DVA 80.................................................................              8,319       21.54               $179
   DVA 100................................................................            329,747       21.27              7,013
   DVA Series 100.........................................................              7,790       20.80                162
   DVA Plus - Standard (pre February 2000)................................            768,269       20.94             16,086
   DVA Plus- Standard (post February 2000)................................             96,349       20.87              2,011
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          9,222,564       20.75            191,336
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
    (post February 2000), Premium Plus - Standard (post February 2000)....          1,350,560       20.68             27,924
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          6,431,976       20.55             132,146
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            597,315       20.48              12,233
   DVA Plus - 7% Solution (post February 2000)............................            205,502       20.42               4,195
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          9,095,578       20.35             185,107
   DVA Plus - Max 7 (post February 2000) .................................            102,750       20.29               2,084
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            836,664       20.22              16,920
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            506,976       20.10              10,188
   Granite PrimElite - Standard...........................................              4,433       20.94                  93
   Granite PrimElite - Annual Ratchet ....................................             27,675       20.75                 574
   Value .................................................................             28,821       21.40                 617
                                                                                                             -------------------
                                                                                                                     $608,868
GROWTH
Contracts in accumulation period:
   DVA 80.................................................................             33,891       22.65                $768
   DVA 100................................................................            776,539       22.44              17,425
   DVA Series 100.........................................................             28,302       22.07                 624
   DVA Plus - Standard (pre February 2000) ...............................            913,550       22.17              20,257
   DVA Plus- Standard (post February 2000)................................            325,133       22.12               7,192
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................         18,211,995       22.02             400,965
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          4,730,311       21.96             103,884
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         13,563,137       21.86             296,433


                                                                 39


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          3,020,949       21.80              65,867
   DVA Plus - 7% Solution (post February 2000)............................            693,052       21.75              15,074
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         18,166,964       21.70             394,196
   DVA Plus - Max 7 (post February 2000)..................................            437,723       21.65               9,475
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          3,791,737       21.59              81,880
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................          2,741,325       21.49              58,911
   Value..................................................................             89,147       22.55               2,010
   Access One ............................................................                808       22.98                  19
                                                                                                             -------------------
                                                                                                                   $1,474,980
GLOBAL FIXED INCOME
Contracts in accumulation period:
   DVA 80.................................................................                  1       12.19                  $-
   DVA 100................................................................             23,535       12.03                 283
   DVA Plus - Standard (pre February 2000)................................             59,545       11.85                 705
   DVA Plus- Standard (post February 2000)................................             16,337       11.81                 193
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................          1,222,759       11.74              14,352
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                      380,506       11.70               4,451
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            490,596       11.62               5,703
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            149,939       11.59               1,738
   DVA Plus - 7% Solution (post February 2000)............................             14,625       11.55                 169
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            774,315       11.51               8,916
   DVA Plus - Max 7 (post February 2000)..................................             16,854       11.48                 194
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            183,296       11.44               2,097
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            101,438       11.37               1,153
   Value..................................................................              3,821       12.11                  46
                                                                                                             -------------------
                                                                                                                      $40,000
DEVELOPING WORLD
Contracts in accumulation period:
   DVA 80 ................................................................              1,553        7.71                 $12
   DVA 100................................................................             27,070        7.67                 208
   DVA Plus - Standard (pre February 2000)................................             48,529        7.61                 369
   DVA Plus- Standard (post February 2000)................................             43,664        7.60                 332
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,014,773        7.58              15,271


                                                                 40


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            760,058        7.57               5,752
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            991,863        7.55               7,485
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            609,636        7.54               4,594
   DVA Plus - 7% Solution (post February 2000)............................             52,533        7.52                 395
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          1,788,603        7.51              13,439
   DVA Plus - Max 7 (post February 2000)..................................             35,033        7.50                 263
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            549,427        7.49               4,116
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            259,187        7.47               1,936
   Value..................................................................             29,347        7.69                 226
                                                                                                             -------------------
                                                                                                                      $54,398
ASSET ALLOCATION GROWTH
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................              9,294        9.38                 $87
   DVA Plus- Standard (post February 2000)................................              5,894        9.38                  55
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................             41,334        9.38                 388
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            123,421        9.38               1,157
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................             25,334        9.37                 238
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            101,509        9.37                 951
   DVA Plus - 7% Solution (post February 2000)............................              7,201        9.37                  68
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             36,958        9.37                 346
   DVA Plus - Max 7 (post February 2000)..................................             11,921        9.37                 112
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................             66,092        9.37                 619
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................             72,072        9.37                 675
                                                                                                             -------------------
                                                                                                                       $4,696
DIVERSIFIED MID CAP
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             6,748         9.88                 $66
   DVA Plus- Standard (post February 2000)................................             5,137         9.88                  50
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           290,230         9.88               2,867


                                                                 41


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           131,431         9.88               1,298
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................           185,852         9.87               1,835
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            80,992         9.87                 799
   DVA Plus - 7% Solution (post February 2000)............................             9,164         9.87                  90
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................           285,263         9.87               2,816
   DVA Plus - Max 7 (post February 2000)..................................            10,627         9.87                 109
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            55,360         9.87                 546
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            89,462         9.87                 882
                                                                                                             -------------------
                                                                                                                      $11,358
INVESTORS SERIES Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................            13,281        11.28                $150
   DVA Plus- Standard (post February 2000)................................            29,577        11.27                 333
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................           539,461        11.26               6,075
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           313,828        11.26               3,533
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................           198,869        11.25               2,236
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           202,765        11.24               2,280
   DVA Plus - 7% Solution (post February 2000)............................            21,065        11.24                 237
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           234,838        11.23               2,637
   DVA Plus - Max 7 (post February 2000)..................................            11,867        11.23                 133
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           145,735        11.22               1,635
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           191,223        11.21               2,144
   Value..................................................................            14,613        11.31                 165
                                                                                                             -------------------
                                                                                                                      $21,558
GROWTH & INCOME SERIES
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             3,617         9.95                 $36
   DVA Plus- Standard (post February 2000) ...............................            23,267         9.95                 231
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           274,785         9.94               2,733


                                                                 42


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           170,460         9.94               1,695
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            88,531         9.94                 880
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................           128,409         9.94               1,276
   DVA Plus - 7% Solution (post February 2000)............................            19,469         9.94                 193
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           283,250         9.94               2,815
   DVA Plus - Max 7 (post February 2000)..................................            21,427         9.94                 213
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           148,807         9.93               1,478
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           113,353         9.93               1,126
   Value..................................................................             5,022         9.96                  50
                                                                                                             -------------------
                                                                                                                      $12,726
SPECIAL SITUATIONS
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             2,315         8.89                 $21
   DVA Plus- Standard (post February 2000)................................            18,016         8.89                 160
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           121,670         8.89               1,081
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            76,347         8.89                 678
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            85,716         8.89                 762
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            66,473         8.88                 591
   DVA Plus - 7% Solution (post February 2000)............................             9,174         8.88                  81
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           131,190         8.88               1,165
   DVA Plus - Max 7 (post February 2000)..................................             5,866         8.88                  52
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            62,575         8.88                 556
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            83,761         8.88                 744
                                                                                                             -------------------
                                                                                                                       $5,891
ING GLOBAL BRAND NAMES
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................            10,619         8.76                 $93
   DVA Plus- Standard (post February 2000)................................             8,037         8.76                  70
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           110,552         8.75                 968


                                                                 43


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (In thousands)
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           169,871         8.75               1,486
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            21,575         8.75                 189
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            85,307         8.74                 746
   DVA Plus - 7% Solution (post February 2000)............................            39,547         8.74                 346
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            28,853         8.74                 252
   DVA Plus - Max 7 (post February 2000)..................................             7,369         8.73                  64
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            84,578         8.73                 738
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            68,648         8.72                 599
   Value..................................................................               336         8.78                   3
                                                                                                             -------------------
                                                                                                                       $5,554
PIMCO HIGH YIELD BOND
Contracts in accumulation period:
   DVA 80.................................................................                 1        10.17                   -
   DVA 100................................................................           126,903        10.12              $1,284
   DVA Series 100.........................................................               948        10.03                  10
   DVA Plus - Standard (pre February 2000)................................           362,732        10.05               3,645
   DVA Plus- Standard (post February 2000)................................            63,647        10.04                 639
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................         5,140,417        10.01              51,454
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           908,512         9.97               9,082
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         3,158,188         9.97              31,485
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           498,509         9.96               4,963
   DVA Plus - 7% Solution (post February 2000)............................           111,021         9.94               1,104
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         4,861,887         9.93              48,273
   DVA Plus - Max 7 (post February 2000)..................................            64,046         9.92                 635
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           631,991         9.90               6,258
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           386,288         9.88               3,815
   Value..................................................................            20,732        10.15                 210
                                                                                                             -------------------
                                                                                                                     $162,857
PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
   DVA 80.................................................................               399        11.91                  $5
   DVA 100................................................................           117,131        11.85               1,388


                                                                 44


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Series 100.........................................................             2,489        11.73                  29
   DVA Plus - Standard (pre February 2000)................................           281,922        11.77               3,317
   DVA Plus- Standard (post February 2000) ...............................            86,637        11.75               1,018
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................         6,006,923        11.72              70,399
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...         1,178,840        11.70              13,797
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         4,659,705        11.67              54,389
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           624,891        11.66               7,284
   DVA Plus - 7% Solution (post February 2000)............................           187,618        11.64               2,184
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         6,921,410        11.62              80,461
   DVA Plus - Max 7 (post February 2000)..................................            70,828        11.61                 822
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................         1,176,897        11.59              13,644
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           829,397        11.56               9,589
   Value..................................................................            13,298        11.88                 158
                                                                                                             -------------------
                                                                                                                     $258,484
PRUDENTIAL JENNISON PORTFOLIO
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             2,731         7.85                 $21
   DVA Plus- Standard (post February 2000)................................            37,201         7.85                 292
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           194,916         7.85               1,529
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           242,694         7.84               1,902
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................            64,129         7.84                 503
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            92,165         7.84                 722
   DVA Plus - 7% Solution (post February 2000)............................            15,840         7.83                 124
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            75,572         7.83                 592
   DVA Plus - Max 7 (post February 2000)..................................            19,630         7.83                 154
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            89,929         7.82                 704
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           152,003         7.82               1,189
                                                                                                             -------------------
                                                                                                                       $7,732


                                                                 45


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
SP JENNISON INTERNATIONAL PORTFOLIO
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             7,751         8.57                 $66
   DVA Plus- Standard (post February 2000)................................             6,381         8.57                  55
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................            65,551         8.56                 561
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            44,024         8.56                 377
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            64,843         8.56                 555
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            58,710         8.56                 503
   DVA Plus - 7% Solution (post February 2000)............................             3,557         8.56                  30
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            15,695         8.56                 134
   DVA Plus - Max 7 (post February 2000) .................................             7,516         8.56                  64
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            12,698         8.55                 109
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            28,074         8.55                 240
   Value..................................................................             2,995         8.57                  26
                                                                                                             -------------------
                                                                                                                       $2,720
SMITH BARNEY APPRECIATION
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................               419        18.16                  $8
   Granite PrimElite - Annual Ratchet.....................................            45,655        18.03                 823
                                                                                                             -------------------
                                                                                                                         $831
SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             4,903        12.56                 $62
   Granite PrimElite - Annual Ratchet.....................................            30,852        12.46                 384
                                                                                                             -------------------
                                                                                                                         $446
SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             3,364        21.34                 $72
   Granite PrimElite - Annual Ratchet.....................................            29,285        21.16                 620
                                                                                                             -------------------
                                                                                                                         $692
SMITH BARNEY INTERNATIONAL EQUITY
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             2,260        17.89                $ 40
   Granite PrimElite - Annual Ratchet.....................................            23,397        17.74                 415
                                                                                                             -------------------
                                                                                                                         $455
SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................            10,771        12.38                $133
   Granite PrimElite - Annual Ratchet.....................................             1,839        12.27                  23
                                                                                                             -------------------
                                                                                                                         $156


                                                                 46


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
INTERNATIONAL EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......          5,535,477       11.37             $62,958
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          2,474,742       11.37              28,140
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          5,326,265       11.29              60,130
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            685,944       11.18               7,669
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,257,278       11.43              14,365
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            804,897       11.34               9,130
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,033,869       11.23              11,615
   Value..................................................................             52,151       11.73                 611
                                                                                                             -------------------
                                                                                                                     $194,618
ASSET ALLOCATION
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......             10,075       10.78                $109
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................              4,515       10.76                  49
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             18,669       10.74                 200
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             70,287       10.78                 757
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              6,792       10.76                  73
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             18,516       10.73                 199
                                                                                                             -------------------
                                                                                                                       $1,387
EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......             10,577       11.41              $  121
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................             12,157       11.39                 138


                                                                 47


NOTE 7 - UNIT VALUES (CONTINUED)
                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................              6,672       11.37                  76
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             46,533       11.41                 531
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              3,426       11.38                  39
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             14,623       11.36                 166
                                                                                                             -------------------
                                                                                                                       $1,071
GROWTH & INCOME Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet......               9,132       10.98                $100
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................                992       10.96                  11
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................              3,904       10.94                  43
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              4,780       10.98                  52
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................              7,086       10.93                  78
                                                                                                             -------------------
                                                                                                                         $284
HIGH QUALITY BOND
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              4,745       11.05                 $53
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              2,299       11.04                  25
                                                                                                             -------------------
                                                                                                                          $78
SMALL COMPANY GROWTH
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......              1,744       13.35                 $23
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................              1,380       13.32                  19
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              1,108       13.34                  15
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................                466       13.32                   6


                                                                 48


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................                627       13.28                   8
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................                100       13.27                   1
                                                                                                             -------------------
                                                                                                                          $72
                                                                                                             -------------------
COMBINED..................................................................        483,096,286                      $9,712,952
                                                                                ===============              ===================


                                                                 49

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Statement of Additional Information as indicated therein
    (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (Dollars in thousands)



                                                                                                                      BALANCE
                                                                                                                        SHEET
   DECEMBER 31, 2000                                                                     COST(1)        VALUE          AMOUNT
------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and
        authorities.........................................................            $18,607       $19,171          $19,171
      Public utilities......................................................             54,132        52,826           52,826
      Corporate securities..................................................            355,890       349,202          349,202
      Other asset-backed securities.........................................            223,787       224,122          224,122
      Mortgage-backed securities............................................            146,335       147,257          147,257
                                                                                  --------------------------------------------
      Total fixed maturities, available for sale............................            798,751       792,578          792,578

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............              8,611         6,791            6,791

   Mortgage loans on real estate.........................................                99,916                         99,916
   Policy loans..........................................................                13,323                         13,323
   Short-term investments................................................               106,775                        106,775
                                                                                  ---------------                -------------
   Total investments.....................................................            $1,027,376                     $1,019,383
                                                                                  ===============                =============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.



                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (Dollars in thousands)


COLUMN A        COLUMN B     COLUMN C     COLUMN D    COLUMN E   COLUMN F   COLUMN G    COLUMN H    COLUMN I    COLUMN J   COLUMN K
------------------------------------------------------------------------------------------------------------------------------------
                                 FUTURE
                                 POLICY                                                             AMORTIZA-
                              BENEFITS,                   OTHER                           BENEFITS    TION OF
                                LOSSES,                  POLICY                            CLAIMS,   DEFERRED
                 DEFERRED        CLAIMS                  CLAIMS  INSURANCE                  LOSSES     POLICY
                   POLICY           AND    UNEARNED         AND   PREMIUMS        NET          AND     ACQUI-       OTHER
              ACQUISITION          LOSS     REVENUE    BENEFITS        AND INVESTMENT  SETTLEMENT      SITION   OPERATING   PREMIUMS
SEGMENT             COSTS      EXPENSES     RESERVE     PAYABLE    CHARGES     INCOME     EXPENSES      COSTS   EXPENSES*    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000:

Life insurance    $635,147   $1,062,891      $6,817         $82   $144,877    $64,140     $200,031    $55,154    $143,300        --

YEAR ENDED DECEMBER 31, 1999:

Life insurance     528,957    1,033,701       6,300           8     82,935     59,169      182,221     33,119     (83,827)       --

YEAR ENDED DECEMBER 31, 1998:

Life insurance     204,979      881,112       3,840          --     39,119     42,485       96,968      5,148     (26,406)       --



*    This includes policy  acquisition  costs deferred for first year commissions and interest  bonuses,  premium credit,  and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE


COLUMN A                                             COLUMN B        COLUMN C        COLUMN D         COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENTAGE
                                                                     CEDED TO         ASSUMED                        OF AMOUNT
                                                        GROSS           OTHER      FROM OTHER              NET         ASSUMED
                                                       AMOUNT       COMPANIES       COMPANIES           AMOUNT          TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2000:
    Life insurance in force.................     $196,334,000    $105,334,000              --      $91,000,000              --
                                                ================================================================================

At December 31, 1999:
    Life insurance in force.................     $225,000,000    $119,575,000              --     $105,425,000              --
                                                ================================================================================

AT DECEMBER 31, 1998:
    Life insurance in force.................     $181,456,000    $111,552,000              --      $69,904,000              --
                                                ================================================================================




EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (2)

     (2)  Not Applicable

     (3) (a) Distribution Agreement between the Depositor and Directed Services, Inc. (2)
          (b)  Dealers Agreement (2)
          (c)  Organizational Agreement (2)
          (d)  (i)  Addendum to Organizational Agreement (2)
               (ii) Expense Reimbursement Agreement (2)
          (e)  Assignment Agreement for Organizational Agreement  (2)

     (4)  (a)  Deferred Variable Annuity Contract (2)
          (b)  Deferred Variable Annuity Certificate (2)
          (c)  Deferred Variable Annuity Contract 100 (2)
          (d)  Deferred Variable Annuity Certificate 100 (2)

     (5)  Individual Deferred Variable Annuity Application (2)

     (6) (a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (12/28/93) (2)
         (b) Certificate of Amendment of the Restated Articles of Incorporation of Golden American, dated (03/01/95) (2)
         (c)  By-Laws of Golden American, dated (01/07/94) (2)
         (d) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (2)

     (7)  Not applicable

     (8)  (a) Participation Agreement between Golden American
               and PIMCO Variable Insurance Trust (2)
          (b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa  (1)
          (c) Service Agreement between Golden American and Directed
               Services, Inc. (1)
          (d) Asset Management Agreement between Golden American and
               ING Investment Management LLC (2)
          (e) Reciprocal Loan Agreement between Golden American and
               ING America Insurance Holdings, Inc. (2)
          (f) Revolving Note Payable between Golden American and
               SunTrust Bank (2)
          (g) Surplus Note, dated 12/17/96, between Golden American
               and Equitable of Iowa Companies (3)
          (h) Surplus Note, dated 12/30/98, between Golden American
               and Equitable Life Insurance Company of Iowa (3)
          (i) Surplus Note, dated 09/30/99, between Golden American
               and ING AIH (3)
          (j) Surplus Note, dated 12/08/99, between Golden American and First Columbine Life Insurance Company (2)
          (k) Surplus Note, dated 12/30/99, between Golden American and Equitable of Iowa Companies (2)
          (l) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring
                July 31, 2001
          (m) Form of Participation Agreement between Golden American and Pilgrim Variable Products Trust
          (n) Form of Participation Agreement between Golden American and
               ProFunds

    (9)   Opinion and Consent of Myles R. Tashman

    (10) (a)  Consent of Sutherland Asbill & Brennan LLP
         (b)  Consent of Ernst & Young LLP, Independent Auditors
         (c) Consent of Myles R. Tashman, incorporated in Item 9 of this Part C, together with the Opinion of Myles R. Tashman.

    (11) Not applicable

    (12) Not applicable

    (13) Schedule of Performance Data (2)

    (14) Not applicable

    (15) Powers of Attorney

    (16) Subsidiaries of ING Groep N.V.

(1) Incorporated herein by reference to post-effective amendment No. 28 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 1, 1998 (File Nos. 33-23351, 811-5626).

(2) Incorporated herein by reference to post-effective amendment No. 29 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 33-23351, 811-5626).

(3) Incorporated herein by reference to post-effective amendment No. 30 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 33-23351, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------
Robert C. Salipante     ReliaStar Financial Corp.     Director and Chief
                        20 Washington Avenue South    Executive Officer
                        Minneapolis, MN  55402

Chris D. Schreier       ReliaStar Financial Corp.     President
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Barnett Chernow         Golden American Life Ins. Co. President and
                        1475 Dunwoody Drive           CEO, Investment
                        West Chester, PA  19380       Products Group

Thomas J. McInerney     ING Aetna Financial Services  Director
                        151 Farmington Avenue
                        Hartford, CT  06156

Mark A. Tullis          ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Phillip R. Lowery       ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Wayne R. Huneke         ING Insurance Operations      Director and Chief
                        5780 Powers Ferry Road        Financial Officer
                        Atlanta, GA  30327-4390

Myles R. Tashman        Golden American Life Ins. Co. Executive Vice President,
                        1475 Dunwoody Drive           General Counsel and
                        West Chester, PA  19380       Assistant Secretary

James R. McInnis        Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Marketing
                        West Chester, PA  19380       Officer

Stephen J. Preston      Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Actuary
                        West Chester, PA  19380

Steven G. Mandel        Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Chief Information Officer
                        West Chester, PA  19380

Ronald R. Blasdell      Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive
                        West Chester, PA  19380

E. Robert Koster        Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive
                        West Chester, PA  19380

David L. Jacobson       Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Chief Compliance Officer
                        West Chester, PA  19380

William L. Lowe         Equitable of Iowa Companies   Senior Vice President,
                        909 Locust Street             Sales & Marketing
                        Des Moines, IA  50309

Gary F. Haynes          Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive           Operations
                        West Chester, PA  19380

David S. Pendergrass    ING Insurance Operations      Vice President and
                        5780 Powers Ferry Road        Treasurer
                        Atlanta, GA  30327-4390

Paula Cludray-Engelke   ReliaStar Financial Corp.     Secretary
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Andrew D. Chua          Golden American Life In. Co.  Senior Vice President
                        1475 Dunwoody Drive
                        West Chester, PA  19380

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING, as of February 28, 2001, are included in this registration statement as Exhibit 16.

Item 27:  Number of Contract Owners

As of March 30, 2001, there are 59,710 qualified contract owners and 80,125 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

Stephen J. Preston             Executive Vice President

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2000 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $208,883,000       $0          $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines,
Iowa  50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATION

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 27th day of April, 2001.


                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Robert C. Salipante*
                                     Chief Executive Officer

Attest: /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2001.

Signature                     Title
---------                     -----

                              Director and Chief Executive
--------------------          Officer of Depositor
Robert C. Salipante*



                              Director, Senior Vice President
--------------------          and Chief Financial Officer
Wayne R. Huneke*


                DIRECTORS OF DEPOSITOR


----------------------
Robert C. Salipante*


----------------------
Thomas J. McInerney*


----------------------
Wayne R. Huneke*


----------------------
Mark A. Tullis*


----------------------
Phillip R. Lowery*


Attest: /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

                    EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

8(l)      Renewal of Revolving Note Payable between Golden
          American and SunTrust Bank as of July 31, 2000 and
          expiring July 31, 2001                                 EX-99.B8L

8(m)      Form of Participation Agreement between Golden
          American and Pilgrim Variable Products Trust           EX-99.B8M

8(n)      Form of Participation Agreement between Golden
          American and ProFunds                                  EX-99.B8N

9         Opinion and Consent of Myles R. Tashman                EX-99.B9

10(a)     Consent of Sutherland Asbill & Brennan LLP             EX-99.B10A

10(b)     Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10B

15        Power of Attorney                                      EX-99.B15

16        Subsidiaries of ING Groep N.V.                         EX-99.B16